As filed with the Securities and Exchange Commission on April 30, 2010

Registration Nos. 033-05033

811-04642

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62	☒

(check appropriate box or boxes)

The Phoenix Edge Series Fund

(Exact Name of Registrant as Specified in Charter)

c/o CT Corporate Systems

155 Federal Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (zip code)

Variable Products Operations

Phoenix Life Insurance Company

800/541-0171

(Registrant’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Shares of the various series of the Phoenix Edge Series Fund.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2010 pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

THE PHOENIX EDGE

SERIES FUND

Phoenix-Aberdeen International Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix-Aberdeen International Series	1

Phoenix-Aberdeen International Series

Fund Summary

Investment Objective

High total return consistent with reasonable risk.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix-Aberdeen International Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.34%

Total Annual Series Operating Expenses[1]	1.08%

Expense Reimbursements[2]	(0.04%)

Net Annual Series Operating Expenses	1.04%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.30% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix-Aberdeen International Series	$106	$340	$592	$1,314

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in not less than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.

❖

The Series will invest primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. The Series may invest in any amount for capital growth or for income. In determining whether assets will be invested for capital growth or for income, the subadvisor will analyze the international equity and fixed-income markets and assess the degree of risk and level of return that can be expected from each market.

❖	Country and geographic allocations are based on such economic, monetary and political factors as:
•	prospects for relative economic growth among countries;
•	expected levels of inflation;
•	government policies influencing business decisions;
•	relative price levels of the various capital markets;
•	the outlook for currency relationships; and
•	the range of individual investment opportunities available.

❖

The Series intends to invest primarily in established companies in countries with either developed or emerging markets. As of December 31, 2009, the market capitalization range for the Series’ equity securities was $1.6 to $317 billion.

❖

Within the designated country allocations, the subadvisor uses primary research to select individual securities for investment based on factors such as industry growth, management strength and treatment of minority shareholders, financial soundness, market share, company valuation and earnings strength.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The Phoenix-Aberdeen International Series	1

Other principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Concentration Risk

❖	Foreign Investment Risk
•	Emerging Market Risk
•	Foreign Currency Risk

❖	Equity Securities Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks. More information about the principal risks is included below under “More About Principal Risks”. A description of other risks that may affect the Series is included below under “Other Investment Strategies and Risks.”

Concentration Risk. The Series may concentrate in a single country and, thus, may be more susceptible to economic, market, political or regulatory events that specifically affect that country.

Foreign Investment Risk. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Emerging Market Risk. Investment in less-developed countries whose markets are still emerging generally presents the same risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems.

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index) and a broad-based U.S. market index (the S&P 500® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the 10-year period shown in the chart, the highest return for a quarter was 26.08% (quarter ended June 2009) and the lowest return for a quarter was
-22.03% (quarter ended September 2002).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix-Aberdeen International Series	39.87%	8.18%	2.54%
MSCI EAFE® Index (does not reflect fees or expenses)	32.46%	4.02%	1.58%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%

2	The Phoenix-Aberdeen International Series

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Aberdeen Asset Management Inc. (“Aberdeen”) is the subadvisor to the Series.

Portfolio Managers

Stephen Docherty, Head of Global Equities for Aberdeen, has served on the Series’ portfolio management team since 2000.

Bruce Stout, Senior Fund Manager for Aberdeen, has served on the Series’ portfolio management team since 2000.

Andrew McMenigall, Senior Fund Manager for Aberdeen, has served on the Series’ portfolio management team since 2003.

Jamie Cumming, CFA, Investment Manager for Aberdeen, has served on the Series’ portfolio management team since 2003.

Jeremy Whitley, Senior Investment Manager for Aberdeen, has served on the Series’ portfolio team since 2007. serves as a senior investment manager on the global equity team.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in not less than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.

❖

The Series will invest primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. The Series may invest in any amount for capital growth or for income. In determining whether assets will be invested for capital growth or for income, the subadvisor will analyze the international equity and fixed-income markets and assess the degree of risk and level of return that can be expected from each market.

❖	Country and geographic allocations are based on such economic, monetary and political factors as:
•	prospects for relative economic growth among countries;
•	expected levels of inflation;
•	government policies influencing business decisions;
•	relative price levels of the various capital markets;
•	the outlook for currency relationships; and
•	the range of individual investment opportunities available.

❖

The Series intends to invest primarily in established companies in countries with either developed or emerging markets. As of December 31, 2009, the market capitalization range for the Series’ equity securities was $1.6 to $317 billion.

❖

Within the designated country allocations, the subadvisor uses primary research to select individual securities for investment based on factors such as industry growth, management strength and treatment of minority shareholders, financial soundness, market share, company valuation and earnings strength.

More About Principal Risks

Concentration Risk. The Series may concentrate in a single country and, thus, may be more susceptible to economic, market, political or regulatory events that specifically affect that country. The Series may be especially sensitive to economic and market factors and risks that specifically affect a country. Additionally, some countries could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those countries may have a material effect on the value of securities issued by companies in those countries. As a result, the value of the share price of the Series may fluctuate more widely than the value of shares of an international mutual fund that invests in a broader range of countries. The countries in which the Series may invest more heavily will vary.

The Phoenix-Aberdeen International Series	3

Foreign Investment Risk. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging-market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Emerging Market Risk. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Foreign Currency Risk. The Series invests in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA has served as the investment advisor to the Series since 2007. Prior to that date, Virtus Investment Advisers, Inc. (formerly known as Phoenix Investment Counsel, Inc.) served as the investment advisor.

4	The Phoenix-Aberdeen International Series

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Aberdeen, to serve as subadvisor and perform the day-to-day management of the Series. Aberdeen, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Aberdeen is the subadvisor to the Series. Aberdeen is a wholly owned subsidiary of Aberdeen Asset Management PLC which was founded in 1983 and through subsidiaries operating worldwide, provides investment management services to other mutual fund portfolios, unit investment trusts, segregated pension funds and other institutional and private portfolios. As of December 31, 2009, Aberdeen Asset Management PLC and its advisory subsidiaries had approximately $259.3 billion in assets under management. Aberdeen Asset Management PLC’s principal offices are located at One Bow Churchyard, Cheapside, London EC4M 9HH.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.75% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Aberdeen for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.30% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2010.

Portfolio Management

The Series is managed by Aberdeen’s Global Equity Team of investment professionals. The Series is managed by a team approach. Listed below are four key members of the global team. The team members are all based in Edinburgh, Scotland. The Global Equity Team uses Aberdeen’s regional specialists around the world who formulate a “best ideas” list, which is the global equity buy list. The team operates in an open-plan environment with collective responsibility for investment decisions/ideas.

Stephen Docherty. Mr. Docherty has served on the Series’ portfolio management team since 2000. Mr. Docherty joined Aberdeen Asset Management PLC in 1994 and has been head of global equities since 2003. He is responsible for all matters relating to the management of global equity funds.

Bruce Stout. Mr. Stout has served on the Series’ portfolio management team since 2000. Mr. Stout joined Aberdeen Asset Management PLC in 2000 and serves as a Senior Fund Manager. Since 2000, he has been a Senior Fund Manager on the global team.

Andrew McMenigall. Mr. McMenigall has served on the Series’ portfolio management team since 2003. Mr. McMenigall joined Aberdeen Asset Management PLC in 2003 and serves as a Senior Fund Manager on the global team.

Jamie Cumming, CFA. Mr. Cumming has served on the Series’ portfolio management team since 2003. Mr. Cumming joined Aberdeen Asset Management PLC in 2003 and currently serves as an investment manager on the global equity team.

Jeremy Whitley. Mr. Whitley has served on the Series’ portfolio team since 2007. Mr. Whitley joined Aberdeen Asset Management PLC in 2003 and serves as a senior investment manager on the global equity team.

All investment decisions are made by the team as a whole and not by any one individual. Aberdeen does not employ separate research analysts. Instead, the investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. (Note that managers do not make investment decisions unilaterally.) The overall result of this matrix approach is a high degree of cross-coverage,

The Phoenix-Aberdeen International Series	5

leading to a deeper understanding of the companies in which the team invests.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the section entitled “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

For cash management purposes or for defensive purposes, when the subadvisor believes that market conditions are unfavorable for profitable investing (in anticipation of or in response to adverse market conditions), or is otherwise unable to locate attractive investment opportunities, the Series’ holdings in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or short-term high-quality debt instruments may increase. In other words, the Series may not always stay fully invested in stocks. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not be able to achieve its investment objectives.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series engages in derivatives transactions primarily for hedging purposes. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Growth Stock Investment Risk

The Series may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks

6	The Phoenix-Aberdeen International Series

typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may invest in other investment companies to take advantage of investment opportunities in certain countries where the Series otherwise would not be able to invest or where the size of a Series investment in a particular country would be too small.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk

The Series may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stock will typically underperform when growth investing is in favor.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

The Phoenix-Aberdeen International Series	7

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Because the Series invests primarily in international securities, it may be more susceptible to pricing arbitrage opportunities than a fund that invests primarily in domestic securities as a result of time zone differences between the closing of international and domestic markets.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In

8	The Phoenix-Aberdeen International Series

addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The Phoenix-Aberdeen International Series	9

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

10	The Phoenix-Aberdeen International Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix-Aberdeen International Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.95	$19.14	$17.80	$14.29	$12.54
Income from investment operations
Net investment income (loss)	0.31 [1]	0.40 [1]	0.40 [1]	0.33 [1]	0.46 [1]
Net realized and unrealized gain (loss)	4.01	(7.57)	2.25	3.53	1.86

Total from investment operations	4.32	(7.17)	2.65	3.86	2.32

Less distributions
Dividends from net investment income	(0.41)	(0.31)	(0.30)	(0.35)	(0.57)
Distributions from net realized gains	—	(0.71)	(1.01)	—	—

Total distributions	(0.41)	(1.02)	(1.31)	(0.35)	(0.57)

Change in net asset value	3.91	(8.19)	1.34	3.51	1.75

Net asset value, end of period	$14.86	$10.95	$19.14	$17.80	$14.29

Total return	39.87%	(38.98)%	14.94%	27.37%	18.57%
Ratios/supplemental data:
Net assets, end of period (000s)	$421,706	$319,937	$501,913	$421,281	$190,634
Ratio to average net assets of:
Net operating expenses	1.03%	1.00%	0.98%	1.01%	1.06%
Gross operating expenses (before waivers and reimbursements)	1.08%	1.00%	0.98%	1.01%	1.06%
Net investment income	2.55%	2.56%	2.10%	2.06%	3.56%
Portfolio turnover rate	26%	33%	34%	56%	44%

[1]	Computed using average shares outstanding.

The Phoenix-Aberdeen International Series	11

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix-Aberdeen International Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068O © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Capital Growth Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Capital Growth Series	1

Phoenix Capital Growth Series

Fund Summary

Investment Objective

Long-term growth of capital.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.37%

Total Annual Series Operating Expenses[1]	1.07%

Expense Reimbursements[2]	(0.12%)

Net Annual Series Operating Expenses	0.95%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011 .

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Capital Growth Series	$97	$328	$578	$1,295

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series normally invests at least 80% of its net assets in stocks of large capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Series seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index. The Series seeks to reduce risk by diversifying among many companies, sectors and industries.

❖

The subadvisor employs a disciplined investment strategy when selecting stocks. Using fundamental research and a catalyst-driven approach, it seeks to buy large capitalization companies with strong historical and prospective earning growth that, in the judgment of the subadviser, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth, which may include:

•	new product development;
•	management changes;
•	demographic shifts;
•	regulatory changes; and
•	mergers, acquisitions and corporate reorganizations.

The subadvisor then looks to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the portfolio.

❖	The subadvisor follows a disciplined selling strategy and may sell a stock when:
•	an expected catalyst does not materialize;
•	a catalyst’s impact is below expectations;
•	the fundamental picture for the company or industry deteriorates;
•	more attractive alternatives are available at better valuation levels;
•	the subadvisor believes that the stock has become fully valued; and
•	the position grows too large relative to the rest of the portfolio.

❖

As part of the subadvisor’s sell discipline, it identifies stocks that are down from their cost to the Series or from a 52 week high and reevaluates those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the portfolio. The Series may purchase and sell securities without regard to the effect on portfolio turnover.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset

The Phoenix Capital Growth Series	1

classes, which may adversely affect the Series and lead to loss of principal.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Growth Stock Investment Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Portfolio Turnover Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks. More information about the principal risks is included below under “More About Principal Risks”. A description of other risks that may affect the Series is included below under “Other Investment Strategies and Risks.”

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Growth Stock Investment Risk. Growth stocks tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Portfolio Turnover Risk. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Growth Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 19.70% (quarter ended December 2001) and the lowest return for a quarter was -29.19% (quarter ended September 2001).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Capital Growth Series	29.93%	-1.82%	-6.89%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%
Russell 1000® Growth Index (does not reflect fees or expenses)	37.21%	1.63%	-3.99%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Neuberger Berman Management, Inc. (“Neuberger”) is the subadvisor to the Series.

Portfolio Managers

Daniel Rosenblatt, Managing Director and Portfolio Manager at Neuberger, has been a portfolio manager of the Series since September 2008.

John J. Barker, Managing Director and Portfolio Manager at Neuberger, has been a portfolio manager of the Series since September 2008.

Daniel J. Fletcher, CFA, is a Managing Director and Portfolio Manager at Neuberger, has been a portfolio manager of the Series since September 2008.

2	The Phoenix Capital Growth Series

Lawrence K. Fisher, Managing Director and Portfolio Manager at Neuberger, has been a portfolio manager of the Series since September 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of shares of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series normally invests at least 80% of its net assets in stocks of large capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Series seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index. The Series seeks to reduce risk by diversifying among many companies, sectors and industries.

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The subadvisor employs a disciplined investment strategy when selecting stocks. Using fundamental research and a catalyst-driven approach, it seeks to buy large capitalization companies with strong historical and prospective earning growth that, in the judgment of the subadviser, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth, which may include:

•	new product development;
•	management changes;
•	demographic shifts;
•	regulatory changes; and
•	mergers, acquisitions and corporate reorganizations.

The subadvisor then looks to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the portfolio.

❖	The subadvisor follows a disciplined selling strategy and may sell a stock when:
•	an expected catalyst does not materialize;
•	a catalyst’s impact is below expectations;
•	the fundamental picture for the company or industry deteriorates;
•	more attractive alternatives are available at better valuation levels;
•	the subadvisor believes that the stock has become fully valued; and
•	the position grows too large relative to the rest of the portfolio.

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As part of the subadvisor’s sell discipline, it identifies stocks that are down from their cost to the Series or from a 52 week high and reevaluates those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the portfolio. The Series may purchase and sell securities without regard to the effect on portfolio turnover.

More About Principal Risks

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may

The Phoenix Capital Growth Series	3

not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Portfolio Turnover Risk. The Series may, consistent with its investment policies, purchase and sell securities without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA is the investment advisor to the Phoenix Capital Growth Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Neuberger, which is not affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Neuberger, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor to the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $ 1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Neuberger is the subadvisor to the Series and is located at 605 Third Avenue, 21st Floor, New York, NY 10158-0180. Neuberger and its affiliates continue an asset management business that began in 1939 and, as of December 31, 2009, had approximately $ 172.9 million assets under management.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.70% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Neuberger for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in

4	The Phoenix Capital Growth Series

connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Neuberger’s Large Cap Disciplined Growth team is responsible for the day-to-day management of the assets of the Series. Key team members are:

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Daniel Rosenblatt is a Managing Director and Portfolio Manager of Neuberger. He joined Neuberger in 1990 and has been a portfolio manager of the Series since Neuberger became Subadvisor to the Series in September 2008.

❖	John J. Barker is a Managing Director and Portfolio Manager. He joined Neuberger in 1994 and has been a portfolio manager of the Series since September 2008.

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Daniel J. Fletcher, CFA is a Managing Director and Portfolio Manager. He joined Neuberger in 2004 and has been a portfolio manager of the Series since September 2008. Prior to joining Neuberger, he spent nine years as an Equity Research Analyst and Product Manager at Lehman Brothers.

❖	Lawrence K. Fisher is a Managing Director and Portfolio Manager. He joined Neuberger in 1998 and has been a portfolio manager of the Series since September 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the section entitled “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments

While the subadvisor does not intend to take defensive positions by temporarily holding a substantial portion of the Series’ assets in cash or similar investments, the Series will normally hold a small portion of its assets in these investments. In certain circumstances, such as to meet redemption requests or when the subadvisor has not yet had an opportunity to invest recent inflows in accordance with the Series’ investment objective and strategies, the Series’ holdings in cash or similar investments will increase. In other words, the Series may not always be fully invested in stocks. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investment Risk

The Series may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Emerging Market Risk. The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been

The Phoenix Capital Growth Series	5

and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Government Securities Investment Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s

6	The Phoenix Capital Growth Series

investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

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Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

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dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their

8	The Phoenix Capital Growth Series

delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Capital Growth Series	9

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Capital Growth Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.95	$16.81	$15.21	$14.77	$14.25
Income from investment operations
Net investment income (loss)	0.09 [1]	0.01 [1]	0.04 [1]	0.04 [1]	0.01 [1]
Net realized and unrealized gain (loss)	2.89	(6.87)	1.60	0.43	0.52

Total from investment operations	2.98	(6.86)	1.64	0.47	0.53

Less distributions
Dividends from net investment income	(0.10)	— [5]	(0.04)	(0.03)	(0.01)
Distributions from net realized gains	—	—	—	—	—

Total distributions	(0.10)	—	(0.04)	(0.03)	(0.01)

Change in net asset value	2.88	(6.86)	1.60	0.44	0.52

Net asset value, end of period	$12.83	$9.95	$16.81	$15.21	$14.77

Total return	29.93%	(40.78)%	10.75%	3.22%	3.71%
Ratios/supplemental data:
Net assets, end of period (000s)	$236,409	$203,188	$400,612	$435,126	$462,402
Ratio to average net assets of:
Net operating expenses	0.95%	0.94%	0.91%	0.92%	0.89%
Gross operating expenses (before waivers and reimbursements)	1.07%	0.94%	0.91%	0.92%	0.89%
Net investment income	0.85%	0.08%	0.22%	0.25%	0.06%
Portfolio turnover rate	107%	164%	88%	182%	73%

[1]	Computed using average shares outstanding.
[5]	Amount is less than $0.005.

10	The Phoenix Capital Growth Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Capital Growth Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068A © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix-Duff & Phelps Real Estate Securities Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix-Duff & Phelps Real Estate Securities Series	1

Phoenix-Duff & Phelps Real Estate Securities Series

Fund Summary

Investment Objective

Capital appreciation and income with approximately equal emphasis.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix-Duff & Phelps Real Estate Securities Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.36%

Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses[1]	1.12%

Expense Reimbursements[2]	(0.01%)

Net Annual Series Operating Expenses	1.11%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.35% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix-Duff & Phelps Real Estate Securities Series	$113	$355	$616	$1,362

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

❖

Under normal circumstances, the Series invests at least 80% of its assets in publicly traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans. The Series intends to emphasize investment in equity REITs, which invest the majority of their assets directly in real property and derive income primarily from the collection of rents.

❖	In determining whether an issuer is “principally engaged” in the real estate industry, the subadvisor seeks companies which derive at least 50% of their gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate.

❖

The subadvisor uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the advisor screens the universe of eligible securities for those that it believes offer the potential for initial appreciation, continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.

❖

A security is evaluated for sale if its market value exceeds the subadvisor’s estimated value, its financial performance is expected to decline or if the advisor believes the security’s issuer fails to adjust its strategy to the real estate market cycle.

Principal Risks

Loss of principal is a risk of investing in the Series.

Because the Series invests in real estate securities, the value of its shares will fluctuate in response to changes in economic conditions within the real estate industry. Risks associated with the direct ownership of real estate and with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of

The Phoenix-Duff & Phelps Real Estate Securities Series	1

and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Concentration Risk

❖	Equity Securities Risk

❖	Growth Stock Investment Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Non-Diversification Risk

❖	REIT Investment Risk

❖	Securities Selection Risk

❖	Small and Medium Market Capitalization Risk

❖	Value Investing Risk

The following is a summary of each of these principal risks.

Concentration Risk. Because the Series concentrates in a single industry, it may be more susceptible to economic, market, political or regulatory events that specifically affect that industry.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Non-Diversification Risk. The Series is classified as non-diversified under federal securities laws, which means that it may invest in a smaller number of issuers than a diversified company. Therefore, the Series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio of a comparable size.

REIT Investment Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a narrowly based benchmark that reflect the market sectors in which the Series invests (FTSE NAREIT Equity Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The

2	The Phoenix-Duff & Phelps Real Estate Securities Series

Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 33.37% (quarter ended September 2009) and the lowest return for a quarter was -38.56% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix-Duff & Phelps Real Estate Securities Series	29.11%	1.62%	12.17%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%
FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	27.99%	0.36%	10.62%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Duff & Phelps Investment Management Company (“Duff & Phelps”) is the subadvisor to the Series.

Portfolio Managers

Geoffrey P. Dybas, CFA, Global Team Head and Senior Portfolio Manager at Duff & Phelps, has served as Senior Portfolio Manager of the Series since May 2007.

Frank J. Haggerty, Jr., CFA, Portfolio Manager and Senior REIT Analyst at Duff & Phelps, has served as Portfolio Manager of the Series since August 2007.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

Under normal circumstances, the Series invests at least 80% of its assets in publicly traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans. The Series intends to emphasize investment in equity REITs, which invest the majority of their assets directly in real property and derive income primarily from the collection of rents. The Series does not make direct investments in real estate. The REITs and other real estate related securities in which the Series may invest may be of any market capitalization and the Series is not subject to any limitation regarding the market capitalization of its investments.

❖

In determining whether an issuer is “principally engaged” in the real estate industry, the subadvisor seeks companies which derive at least 50% of their gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate.

❖

The subadvisor uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the advisor screens the universe of eligible securities for those that it believes offer the potential for initial appreciation, continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.

The Phoenix-Duff & Phelps Real Estate Securities Series	3

❖

A security is evaluated for sale if its market value exceeds the subadvisor’s estimated value, its financial performance is expected to decline or if the advisor believes the security’s issuer fails to adjust its strategy to the real estate market cycle.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Because the Series invests in real estate securities, the value of its shares will fluctuate in response to changes in economic conditions within the real estate industry. Risks associated with the direct ownership of real estate and with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Concentration Risk. Because the Series concentrates in a single industry, it may be more susceptible to economic, market, political or regulatory events that specifically affect that industry. Changes in regulatory policies for the real estate industry may have a material effect on the value of securities issued by companies in that industry. Furthermore, a fund that invests a substantial portion of its assets in one industry or sector may have greater risk because companies in that industry or sector may share common characteristics and may react similarly to market developments. As a result, the value of the share price of the Series may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Non-Diversification Risk. The Series is classified as non-diversified under federal securities laws, which means that it may invest in a smaller number of issuers than a diversified company. Therefore, the Series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio of a comparable size.

REIT Investment Risk. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. As is noted above, equity REITs (in which the Series emphasizes its investment) invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

4	The Phoenix-Duff & Phelps Real Estate Securities Series

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Small and Medium Market Capitalization Risk. The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Duff & Phelps to serve as subadvisor and perform the day-to-day management of the Series. Duff & Phelps, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Duff & Phelps has served as the subadvisor to the Series since August 1, 2007, and previously served as investment advisor to the Series. Duff & Phelps is currently not affiliated with PVA and is a wholly-owned subsidiary of Virtus Investment Advisers, Inc. (formerly know as Phoenix Investment Council, Inc.). Duff & Phelps provides investment management and

The Phoenix-Duff & Phelps Real Estate Securities Series	5

related services to institutional investors, corporations and individuals through operating subsidiaries. Duff & Phelps also serves as investment advisor for other funds. Duff & Phelps had approximately $6.4 billion in assets under management as of December 31, 2009. Duff & Phelps is located at 200 S Wacker Dr. Suite 500, Chicago, Illinois 60606.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.75% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Duff & Phelps for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.35% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

❖

Geoffrey Dybas joined Duff & Phelps in 1995 and serves as Global Team Head and Senior Portfolio Manager and co-founder for all dedicated REIT portfolios managed by Duff & Phelps, which also include the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; the Virtus Real Estate Securities Fund and Virtus International Real Estate Securities Fund, series of Virtus Opportunities Trust; and REIT separate institutional accounts. His primary responsibilities include sharing portfolio management and trading decisions, and conducting research on the equity REIT universe.

❖

Mr. Haggerty joined Duff & Phelps in 2005 and serves as Portfolio Manager and Senior REIT Analyst, providing support for the dedicated REIT products managed by Duff & Phelps. Prior to joining Duff & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in REITs and other real estate related securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not achieve its investment objectives.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes,

6	The Phoenix-Duff & Phelps Real Estate Securities Series

currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series engages in derivatives transactions primarily for hedging purposes. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

The Phoenix-Duff & Phelps Real Estate Securities Series	7

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

If the Series has rental income or income from the disposition of real property acquired as a result of a default on securities such Series may own, the receipt of such income may adversely affect its ability to retain its tax status as a RIC.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to

8	The Phoenix-Duff & Phelps Real Estate Securities Series

detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is

The Phoenix-Duff & Phelps Real Estate Securities Series	9

unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

10	The Phoenix-Duff & Phelps Real Estate Securities Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix-Duff & Phelps Real Estate Securities Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$16.26	$26.82	$35.60	$28.38	$26.39
Income from investment operations
Net investment income (loss)	0.44 [1]	0.56 [1]	0.51 [1]	0.45 [1]	0.44 [1]
Net realized and unrealized gain (loss)	4.12	(10.17)	(6.00)	9.90	3.46

Total from investment operations	4.56	(9.61)	(5.49)	10.35	3.90

Less distributions
Dividends from net investment income	(0.57)	(0.37)	(0.44)	(0.44)	(0.44)
Distributions from net realized gains	—	(0.58)	(2.85)	(2.69)	(1.47)

Total distributions	(0.57)	(0.95)	(3.29)	(3.13)	(1.91)

Change in net asset value	3.99	(10.56)	(8.78)	7.22	1.99

Net asset value, end of period	$20.25	$16.26	$26.82	$35.60	$28.38

Total return	29.11%	(36.88)%	(15.71)%	37.07%	15.10%
Ratios/supplemental data:
Net assets, end of period (000s)	$112,750	$86,199	$135,140	$187,922	$137,281
Ratio to average net assets of:
Operating expenses	1.10%	1.01%	0.98%	1.02%	1.03%
Gross operating expenses (before waivers and reimbursements)	1.11%	1.01%	0.98%	1.02%	1.03%
Net investment income	2.80%	2.33%	1.50%	1.37%	1.62%
Portfolio turnover rate	43%	42%	23%	28%	26%

[1]	Computed using average shares outstanding.

The Phoenix-Duff & Phelps Real Estate Securities Series	11

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix-Duff & Phelps Real Estate Securities Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068P © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

Purchase and Sale of Series Shares	3
Tax Information	3
Payments to Insurance Companies and Other Financial Intermediaries	3
Management of the Series	5
Litigation Matters	14
Financial Highlights	16

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Fund Summary

Investment Objective

Phoenix Dynamic Allocation Series: Aggressive Growth (the “Series”) seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If such expenses were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.50%

Acquired Fund Fees and Expenses	0.72%

Total Annual Series Operating Expenses[1]	1.62%

Expense Reimbursements[2]	(0.35%)

Net Annual Series Operating Expenses	1.27%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$129	$477	$848	$1,892

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate (which does not reflect the turnover rate of the underlying funds) was 101% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 65% to U.S. equity securities, 8% to fixed-income securities, and 27% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

❖

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming underlying funds and asset classes, which may adversely affect the Series and lead to loss of principal.

The following is a summary of each of the other principal risks of the Series.

❖	Investments in Other Investment Companies. Investing in other investment companies involves substantially the same

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	1

risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

❖

Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

❖

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying funds’ net asset values (share price) and dividends either positively or negatively.

❖

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

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Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

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Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses whereas the index does not, the underlying fund will tend to underperform the performance of the index.

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Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

❖	Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value.

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Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

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Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over the

2	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the period shown in the chart, the highest return for a quarter was 21.56% (quarter ended June 2009) and the lowest return for a quarter was
-24.43% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	Since February 3, 2006
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	27.50%	-1.00%
S&P 500® Index (does not reflect fees or expenses)	26.46	-1.04
Composite: 17% MSCI EAFE Index/8% Barclays Capital Aggregate Bond Index/75% S&P 500® Index (does not reflect fees or expenses)	26.46	-0.38

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Ibbotson Associates, Inc. (“Ibbotson”) serves as the limited services subadvisor.

Portfolio Managers

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2005.

Peng Chen, Ph.D, President and Chief Investment Officer of Ibbotson, has provided investment advice to the Series since 2008.

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager of Ibbotson, has provided investment advice to the Series since 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

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The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 65% to U.S. equity securities, 8% to fixed-income securities, and 27% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to provide investors whose investment goal is overwhelmingly geared toward equity capital appreciation with a predominant exposure to domestic and international equities. Fixed-income investments are expected to be minimal.

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The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S.

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	3

companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

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The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

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The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages. The subadvisor does not, however, enter into portfolio transactions on behalf of the Series. The advisor has the ultimate responsibility for the management of the Series and either accepts, rejects or modifies the subadvisor’s underlying fund buy/sell recommendation. The advisor anticipates that it will generally follow the subadvisor’s buy/sell recommendations.

More About Principal Risks

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Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Since the Series invests primarily in underlying funds, the investment performance of the Series is directly related to the investment performance of these underlying funds. The ability of the Series to meet its investment objective depends upon the allocation of the Series’ assets among the underlying funds and the ability of an underlying fund to meet its own investment objective. It is possible that an underlying fund will fail to execute its investment strategies effectively. As a result, an underlying fund may not meet its investment objective, which would affect the Series’ investment performance. There can be no assurance that the investment objective of the Series or any underlying fund will be achieved.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

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Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

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Foreign Investments. Some of the underlying funds may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the underlying fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

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Foreign Currency Risk. Some underlying funds may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying fund’s net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

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Growth Stock Investment Risk. Certain of the underlying funds may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

4	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses, such as brokerage commissions, whereas the index does not, the underlying fund will tend to underperform the performance of the index. Other factors that may cause the returns of the underlying fund to deviate from its index include the imperfect correlation between the securities held by the underlying fund and those in its index, rounding of prices, and general changes to the index and to regulatory policies that may affect the ability of an underlying fund to achieve close correlation with its index.

❖

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

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Market Risk. The value of your shares is based on the market value of the Series’ investments, including underlying funds. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ or an underlying fund’s investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by an underlying fund encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

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Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value. In other words, the market value of such an underlying fund may differ from the shares’ net asset value. The net asset value of underlying fund shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of underlying funds that are ETFs fluctuates with changes in market supply and demand as well as changes in net asset value.

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Small and Medium Market Capitalization Risk. Certain underlying fund may invest in companies with small and medium capitalizations, which would make the underlying fund more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

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Value Investing Risk. Some underlying funds may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Ibbotson to serve as the limited services subadvisor to the Series. As a limited services subadvisor, Ibbotson has the primary responsibility for providing

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	5

investment recommendations to PVA, but PVA makes all final investment decisions for the Series. In addition PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage or provide recommendations as to all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment performance relative to the applicable benchmark indexes; and (iv) monitors the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Ibbotson is the limited services subadvisor to the Series. Ibbotson’s principal place of business is located at 22 W. Washington St., Chicago, Illinois, 60602. As of December, 31, 2009, Ibbotson and its affiliates had approximately $54.1 billion in assets under advisement.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.15% of the average daily net assets of the Series. From its investment advisory fee, PVA, not the Series, pays Ibbotson for the services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Christopher M. Wilkos, CFA, is Executive Vice President and Chief Investment Officer for The Phoenix Companies, Inc., responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

The limited services subadvisor (“subadvisor”) has the primary responsibility for providing investment recommendations to the advisor. The subadvisor employs a team-based approach to the management of the Series. No one person is principally responsible for making recommendations for the Series’ investments. The following individuals share primary responsibility for the advice provided by the subadvisor to the advisor.

Peng Chen, Ph.D, CFA is Ibbotson’s President and Chief Investment Officer (since 2005). Mr. Chen joined Ibbotson in 1997. Mr. Chen has expertise in asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets and has published many articles and papers in several journals including Financial Analyst Journal, Journal of Portfolio Management and Journal of Financial Planning.

Scott Wentsel, CFA, CFP®, is a Vice President and Senior Portfolio Manager (since 2005). Mr. Wentsel joined Ibbotson in 2005. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director at Morgan Stanley where he worked primarily on the Van Kampen Investments asset management business and prior to that engagement he spent thirteen years with Scudder Kemper Investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

More About the Phoenix Dynamic Series

The Phoenix Dynamic Asset Allocation Series (the “Phoenix Dynamic Series”) are four separate series of the Trust, of which this Series is one. The Phoenix Dynamic Series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Each Phoenix Dynamic Series currently seeks to achieve its investment objective by investing primarily in investment companies, including ETFs, which are not affiliated with the investment advisor or its affiliates, in various combinations and target percentages. The Phoenix Dynamic Series operate pursuant to an exemptive order issued by the SEC, which permits each of the Phoenix Dynamic Series to invest in affiliated or unaffiliated underlying funds in excess of certain limitations of the Investment Company Act of 1940. Because the Phoenix Dynamic Series invest in underlying funds, each such Series is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

6	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Underlying Funds

Because the Series invests in the underlying funds, investors in each Series will be affected by the underlying funds’ investment strategies in direct proportion to the amount of assets each Series allocates to the underlying fund pursuing such strategies. The underlying funds may have investment objectives that may be changed without approval of the shareholders of the underlying fund. An underlying fund may not be able to achieve its objective.

Because the underlying funds are also investment companies, the underlying funds (including underlying ETFs) incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the underlying fund. Accordingly, investors in the underlying funds, such as the Series, pay their proportionate share of these expenses, and, as an investor in the Series, variable contract owners indirectly bear the expenses of the underlying funds.

The subadvisor develops model portfolios based on an analysis of historical asset class data and the subadvisor’s forecasts of financial markets and economic trends globally. The subadvisor then recommends underlying funds that correspond to the asset classes represented in the model portfolios.

Certain underlying funds may be advised or subadvised by PVA or one of its affiliates. To the extent that the Series invests in such affiliated underlying funds, PVA and/or its affiliates will receive advisory or subadvisory compensation from both the Series and those underlying funds with respect to the same assets. In addition, certain other underlying funds or their affiliates may make payments to PVA or its affiliates for administrative and support services that would otherwise be provided by the underlying fund or its affiliates. Accordingly, PVA and its affiliates may benefit financially when the Series invests in certain underlying funds. However, PVA does not intend to give any preference to these funds in making investment decisions for the Series.

The following lists the underlying funds, as recommended by the subadvisor to the advisor, in which the Series may currently invest. The Series may not always be invested in each of these underlying funds and the subadvisor may recommend underlying funds that are not on this list. Thus, the underlying funds in which the Series invests may change at any time.

Equities – U.S.
Phoenix-Capital Growth Series
Phoenix-Duff & Phelps Real Estate Securities Series
Phoenix Mid-Cap Growth Series
Phoenix Small-Cap Growth Series
Sentinel Common Stock Fund
Vanguard Large Cap VIPERs
Vanguard Materials VIPERs
Vanguard REIT VIPERs
Vanguard Small Cap Value VIPERs
Vanguard Telecommunications Services VIPERs
Vanguard Utilities VIPERs
Vanguard Value VIPERs

Equities – International
iShares MSCI EAFE Index Fund
iShares S&P Developed ex-US Property Index ETF
iShares S&P GSCI Commodity-Indexed Trust ETF
iShares S&P Global Infrastructure Index ETF
Phoenix-Aberdeen International Series
SPDR S&P International Small Cap ETF
Vanguard Emerging Markets Stock VIPERs

Fixed Income
iShares GS $ InvestTop Corporate Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
Sentinel Government Securities Fund
Vanguard Intermediate-Term Bond VIPERs

Exchange-Traded Funds

A number of the underlying funds are ETFs. An ETF is a type of pooled investment vehicle that invests in the securities of other issuers and that, unlike a mutual fund, can be bought or sold in the secondary market (i.e., on an exchange), rather than directly from or to the fund.

Most ETFs are index funds, in that they hold a portfolio of common stocks designed to track the performance of a particular stock index, like the S&P 500, or a portfolio of bonds designed to track a bond index. Each share of an ETF represents an undivided ownership interest in the portfolio held by the ETF. ETFs that track indices hold either:

❖	shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

❖	shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (e.g., 50,000) called “creation units” in exchange for a specified portfolio of the ETF’s underlying securities, plus a cash payment equal to the difference between the value of the underlying securities delivered and the net asset value of the creation unit. Similarly, ETF shares can be redeemed to the ETF at their net asset value only in creation unit aggregations, and the redeeming party will receive a portfolio of underlying securities together with a cash payment. After issuance by the ETF, shares may be traded like stocks in amounts less than a creation unit on a securities exchange (e.g., the NYSE Arca), and the shares may be purchased and sold throughout the trading day based on their market price, which may differ from their net asset value. The advisor anticipates purchasing and selling ETF shares for the Series on the exchanges on which the ETF’s shares are traded, rather than purchasing and redeeming creation units.

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	7

The ETFs invested in by the Phoenix Dynamic Series may include series of the following entities:

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iShares® Trust – iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the Phoenix Dynamic Series.

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SPDR® Trust – SPDR® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the American Stock Exchange LLC (AMEX) in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Phoenix Dynamic Series are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations and warranties to shareholders of the Phoenix Dynamic Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

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Vanguard® Index Funds – Vanguard Index Participation Receipts (VIPERs®). Vanguard and VIPERs are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Phoenix Dynamic Series are not sponsored, endorsed, sold or promoted by Vanguard. Vanguard makes no representations or warranties to shareholders of the Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary Section and in the Sections entitled “Principal Strategies” and “More About Principal Risks” above. The information below describes other investment strategies and risks that are not principal strategies or risks that may apply to the Series directly or indirectly through its investments in underlying funds. Further descriptions of these investment strategies and practices can be found in the SAI. The greater the direct or indirect investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

For cash management purposes or for defensive purposes, when the subadvisor or advisor of the Series or an underlying fund believes that market conditions are unfavorable for profitable investing (in anticipation of or in response to adverse market conditions), or is otherwise unable to locate attractive investment opportunities, the Series’ or underlying fund’s holdings in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or short-term high-quality debt instruments may increase. In other words, the Series or an underlying fund may not always stay fully invested in stocks and bonds. When the Series’ or an underlying fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series or underlying fund was more fully invested in stocks and bonds. As a result, the Series or underlying fund may not be able to achieve its investment objectives.

Repurchase Agreements. The Series or an underlying fund may invest in repurchase agreements. A repurchase agreement is a transaction where the Series or an underlying fund buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series or the underlying fund may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series or the underlying fund may never receive the purchase price or it may be delayed or limited.

High Quality Short-Term Debt Obligations. The Series or an underlying fund may invest in high quality short-term debt obligations including Bankers’ Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days’ issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by an underlying fund will be generally regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

Government Securities. The Series or an underlying fund may invest in government securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of a Series or an underlying fund’s shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States. These securities are also subject to interest rate risk.

8	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Commodity Exposure

The Series will typically invest a small portion of its assets in an underlying fund or funds investing in interests in physical commodities, such as commodity futures contracts. Prices of commodities may fluctuate widely based on many factors, including: changing supply and demand relationships; general economic conditions; weather and other environmental conditions; acts of God; agricultural, fiscal and monetary governmental policies; national and international political and economic events; rates of inflation; and the emotions and psychology of the marketplace, which at times can be volatile and unrelated to more tangible factors. Investment in physical commodities may provide diversification benefits because changes in commodity prices may not be correlated with changes in prices for equity and fixed-income securities, but there can be no assurance that commodity prices will not move in the same direction as equity and fixed-income securities prices.

Concentration Risk

Another area of risk involves the potential concentration of an underlying fund’s assets in securities of a particular industry, group of industries, sector, or country. An underlying fund that concentrates in a single industry, group of industries, sector or country may be more susceptible to any single economic, market, political or regulatory occurrence that specifically affects that industry, group of industries, sector or country. Additionally, some industries or countries could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those industries or countries may have a material effect on the value of securities issued by companies in those industries or countries. Furthermore, an underlying fund that invests a substantial portion of its assets in related industries or sectors may have greater risk because companies in these industries or sectors may share common characteristics and may react similarly to market developments. As a result, the value of the share price of an underlying fund may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries, sectors or countries. The industries, sectors or countries in which an underlying fund may invest in more heavily will vary.

Derivative Investments

Some underlying funds may enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. An underlying fund may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. An underlying fund may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

As a registered investment companies, the underlying funds are subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, an underlying fund must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, an underlying fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, an underlying fund is permitted to set aside liquid assets in an amount equal to the underlying fund’s daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect an underlying fund from losses, they may decrease overall return, and they could, in unusual circumstances, expose an underlying fund to losses that could be unlimited. An underlying fund’s performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, an underlying fund’s returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. An underlying fund could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Emerging Market Investment Risk.

Some underlying funds may invest in companies located in emerging market countries and regions. Investment in less developed countries whose markets are still developing generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	9

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Fixed Income Securities Investment Risk

Some of the underlying funds may invest in fixed-income securities. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely interest or other income payments to an underlying fund, the underlying fund’s income available for distribution to shareholders (including the Series) and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Illiquid Securities

Some of the underlying funds may invest in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by an underlying fund that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless.

Initial Public Offerings Risk

Some of the underlying funds may invest in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, an underlying fund may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Junk Bond Investment Risk

Some underlying funds may invest in high-yield, high-risk securities (so-called “junk-bonds”), which are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the underlying fund would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities generally are not as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Mortgage-Backed and Asset-Backed Securities

Some underlying funds may invest in mortgage-backed and other asset-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

10	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the underlying fund. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and an underlying fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Turnover Risk

The Series may, consistent with its investment policies, purchase and sell underlying funds (including ETFs) without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Series, including brokerage commissions and other transaction costs on the sale of ETFs and reinvestments in other ETFs. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

REIT Investment Risk

Some underlying funds may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If an underlying fund invests in new or unseasoned REIT issuers, it may be difficult or impossible for the fund to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk

There is the possibility that the specific securities held by an underlying fund will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the underlying fund advisor’s choice of portfolio securities.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	11

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment would be made by the underlying fund and no interest accrues to that underlying fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, an underlying fund may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

Distribution Plan

Each Phoenix Dynamic Series has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, each Phoenix Dynamic Series has entered into a Distribution Agreement relating to the Distribution Plan with Phoenix Equity Planning Corporation (the “Distributor”) located at One American Row, Hartford, CT 06102. The Distributor is an affiliate of the advisor, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Phoenix Dynamic Series assets to help finance the distribution of the shares of the Phoenix Dynamic Series.

Under the Distribution Plan, the Trust, on behalf of each Phoenix Dynamic Series, is permitted to pay to various service providers up to a total of 0.25% of the average daily net assets of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate

12	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

With respect to the Phoenix Dynamic Series, certain of the underlying funds in which the Series may invest may be more susceptible to Disruptive Trading because of the nature of their investments. Certain underlying funds may invest primarily in international securities or small and mid-cap securities. Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. To the extent that the Series invests in these types of funds, it may be exposed to these risks of Disruptive Trading. In addition, certain underlying funds may hold significant investments in high yield bonds, and those funds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. Therefore, to the extent that the Series invests in such underlying funds, the Series may be exposed to the effects of Disruptive Trading.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request. Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined. The Trust assesses 12b-1 fees for the distribution of shares of the Series.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	13

are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities (including ETFs) are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of investment companies (other than ETFs) are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer,

14	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

Legal Proceedings about Morningstar Inc. and its Affiliates

On January 30, 2009, NewRiver, Inc. filed a lawsuit in the Superior Court of the Commonwealth of Massachusetts against Morningstar, Inc., an affiliate of Ibbotson, alleging that Morningstar inappropriately accessed a database containing SEC-filed mutual fund disclosure documents. On February 4, 2009, the case was removed to the United States District Court for the District of Massachusetts. NewRiver seeks, among other things, a permanent injunction preventing Morningstar from accessing NewRiver’s Prospectus Express “Web-based data warehouse,” and unspecified damages.

In February 2005, Morningstar Associates, LLC (“Morningstar Associates”), an affiliate of Ibbotson, received a request from the SEC for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

In January 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

In December 2004, Morningstar Associates received a subpoena from the New York Attorney General’s office seeking information and documents related to an investigation the New York Attorney General’s office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents.

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General’s office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General’s office should not institute proceedings. Morningstar Associates promptly submitted its explanation and has cooperated fully with the New York Attorney General’s office.

In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General subpoenas.

In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar Associates’ retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on its stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, this matter may have on its business, operating results, or financial condition.

The Phoenix Dynamic Asset Allocation Series: Aggressive Growth	15

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance since the Series’ inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

	Year Ended December 31,
	2009	2008	2007	2006
Net asset value, beginning of period	$7.07	$11.86	$11.15	$10.00
Income from investment operations
Net investment income (loss)	0.14 [1]	0.16 [1]	0.16 [1]	0.11
Net realized and unrealized gain (loss)	1.79	(4.68)	0.78	1.15

Total from investment operations	1.93	(4.52)	0.94	1.26

Less distributions
Dividends from net investment income	(0.14)	(0.16)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.11)	(0.10)	—

Total distributions	(0.14)	(0.27)	(0.23)	(0.11)

Change in net asset value	1.79	(4.79)	0.71	1.15

Net asset value, end of period	$8.86	$7.07	$11.86	$11.15

Total return	27.50%	(38.25)%	8.45%	12.61%[3]
Ratios/supplemental data:
Net assets, end of period (000s)	$19,480	$14,803	$23,426	$11,297
Ratio to average net assets of:
Net operating expenses	0.65%[4,7]	0.70%	0.70%	0.70%[2]
Gross operating expenses (before waivers and reimbursements)	1.00%[4,7]	1.02%	1.04%	1.67%[2]
Net investment income	1.88%	1.58%	1.37%	2.26%[2]
Portfolio turnover rate	101%	185%	105%	110%[3]

[1]	Computed using average shares outstanding.

[2]	Annualized.

[3]	Not annualized.

[4]	Represents a blended operating expense ratio.

[7]	The expense ratio does not include fees and expenses associated with the underlying funds or series in which the Series invests in.

16	The Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Dynamic Allocation Series: Aggressive Growth (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068B © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Dynamic Asset Allocation Series: Growth

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Dynamic Asset Allocation Series: Growth	1

Phoenix Dynamic Asset Allocation Series: Growth

Fund Summary

Investment Objective

The Phoenix Dynamic Asset Allocation Series: Growth (the “Series”) seeks long-term capital growth as its primary objective with current income as a secondary consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If such expenses were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.41%

Acquired Fund Fees and Expenses	0.65%

Total Annual Series Operating Expenses[1]	1.46%

Expense Reimbursements[2]	(0.26%)

Net Annual Series Operating Expenses	1.20%

[1]

The Total Annual Series Operating Expenses and Net Annual Series Operating Expenses do not correlate to the ratios of expenses to average net assets appearing in the Financial Highlights table, which table reflects only the operating expenses of the Series and does not include Acquired Fund Fees and Expenses.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Growth	$122	$436	$773	$1,724

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate (which does not reflect the turnover rate of the underlying funds) was 96% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 58% to U.S. equity securities, 20% to fixed-income securities, and 22% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to achieve capital growth primarily through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. Also to a lesser extent, the Series seeks to invest in underlying funds that invest primarily in fixed-income securities, which may include U.S. government securities as well as underlying funds that invest in investment grade bonds.

❖

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming underlying funds and asset classes, which may adversely affect the Series and lead to loss of principal.

The Phoenix Dynamic Asset Allocation Series: Growth	1

The following is a summary of each of the other principal risks of the Series.

❖

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

❖	Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖

Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

❖	Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying funds’ net asset values (share price) and dividends either positively or negatively.

❖

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses whereas the index does not, the underlying fund will tend to underperform the performance of the index.

❖	Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖	Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and

2	The Phoenix Dynamic Asset Allocation Series: Growth

economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

❖	Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value.

❖

Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

❖

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the period shown in the chart, the highest return for a quarter was 18.38% (quarter ended June 2009) and the lowest return for a quarter was -19.93% (quarter ended December 31, 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	Since February 3, 2006
Phoenix Dynamic Asset Allocation Series: Growth	23.76%	0.00%
S&P 500® Index (does not reflect fees or expenses)	26.46%	-1.04%
Composite: 15% Barclays Capital Aggregate Bond Index/85% S&P 500® Index (does not reflect fees or expenses)	23.47%	0.71%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Ibbotson Associates, Inc. (“Ibbotson”) serves as the limited services subadvisor.

Portfolio Managers

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2006.

Peng Chen, Ph.D, President and Chief Investment Officer of Ibbotson, has provided investment advice to the Series since 2008.

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager of Ibbotson, has provided investment advice to the Series since 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

The Phoenix Dynamic Asset Allocation Series: Growth	3

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 58% to U.S. equity securities, 20% to fixed-income securities, and 22% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to provide investors whose investment goal is heavily directed toward capital appreciation with a substantial exposure to domestic and international equities cushioned by limited exposure in duration-managed, high-quality U.S. debt obligations.

❖

The Series seeks to achieve capital growth primarily through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. Also to a lesser extent, the Series seeks to invest in underlying funds that invest primarily in fixed-income securities, which may include U.S. government securities as well as underlying funds that invest in investment grade bonds.

❖	The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages. The subadvisor does not, however, enter into portfolio transactions on behalf of the Series. The advisor has the ultimate responsibility for the management of the Series and either accepts, rejects or modifies the subadvisor’s underlying fund buy/sell recommendation. The advisor anticipates that it will generally follow the subadvisor’s buy/sell recommendations.

Cash Investments/Temporary Defensive Strategy

For cash management purposes or for defensive purposes, when the subadvisor or advisor of the Series or an underlying fund believes that market conditions are unfavorable for profitable investing (in anticipation of or in response to adverse market conditions), or is otherwise unable to locate attractive investment opportunities, the Series’ or underlying fund’s holdings in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or short-term high-quality debt instruments may increase. In other words, the Series or an underlying fund may not always stay fully invested in stocks and bonds. When the Series’ or an underlying fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series or underlying fund was more fully invested in stocks and bonds. As a result, the Series or underlying fund may not be able to achieve its investment objectives.

More About Principal Risks

❖

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Since the Series invests primarily in underlying funds, the investment performance of the Series is directly related to the investment performance of these underlying funds. The ability of the Series to meet its investment objective depends upon the allocation of the Series’ assets among the underlying funds and the ability of an underlying fund to meet its own investment objective. It is possible that an underlying fund will fail to execute its investment strategies effectively. As a result, an underlying fund may not meet its investment objective, which would affect the Series’ investment performance. There can be no assurance that the investment objective of the Series or any underlying fund will be achieved.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

4	The Phoenix Dynamic Asset Allocation Series: Growth

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

❖

Fixed Income Securities Investment Risk. Some of the underlying funds may invest in fixed-income securities. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖

Foreign Investments. Some of the underlying funds may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the underlying fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

❖

Foreign Currency Risk. Some underlying funds may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying fund’s net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

❖

Growth Stock Investment Risk. Certain of the underlying funds may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses, such as brokerage commissions, whereas the

The Phoenix Dynamic Asset Allocation Series: Growth	5

index does not, the underlying fund will tend to underperform the performance of the index. Other factors that may cause the returns of the underlying fund to deviate from its index include the imperfect correlation between the securities held by the underlying fund and those in its index, rounding of prices, and general changes to the index and to regulatory policies that may affect the ability of an underlying fund to achieve close correlation with its index.

❖

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖

Market Risk. The value of your shares is based on the market value of the Series’ investments, including underlying funds. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ or an underlying fund’s investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by an underlying fund encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

❖

Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value. In other words, the market value of such an underlying fund may differ from the shares’ net asset value. The net asset value of underlying fund shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of underlying funds that are ETFs fluctuates with changes in market supply and demand as well as changes in net asset value.

❖

Small and Medium Market Capitalization Risk. Certain underlying fund may invest in companies with small and medium capitalizations, which would make the underlying fund more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

❖

Value Investing Risk. Some underlying funds may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Ibbotson to serve as the limited services subadvisor to the Series. As a limited services subadvisor, Ibbotson has the primary responsibility for providing investment recommendations to PVA, but PVA makes all final investment decisions for the Series. In addition PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage or provide recommendations as to all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment performance relative to the applicable benchmark indexes; and (iv) monitors the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being

6	The Phoenix Dynamic Asset Allocation Series: Growth

approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Ibbotson is the limited services subadvisor to the Series. Ibbotson’s principal place of business is located at 22 W. Washington ST., Chicago, Illinois, 60602. As of December, 31, 2009, Ibbotson and its affiliates had approximately $54.1 billion in assets under advisement.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.15% of the average daily net assets of the Series. From its investment advisory fee, PVA, not the Series, pays Ibbotson for the services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Christopher M. Wilkos, CFA Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc, has served as portfolio manager for the Series since 2006. Mr. Wilkos is responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

The limited services subadvisor (“subadvisor”) has the primary responsibility for providing investment recommendations to the advisor. The subadvisor employs a team-based approach to the management of the Series. No one person is principally responsible for making recommendations for the Series’ investments. The following individuals share primary responsibility for the advice provided by the subadvisor to the advisor.

Peng Chen, Ph.D, CFA is Ibbotson’s President and Chief Investment Officer (since 2005). Mr. Chen joined Ibbotson in 1997. Mr. Chen has expertise in asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets and has published many articles and papers in several journals including Financial Analyst Journal, Journal of Portfolio Management and Journal of Financial Planning.

Scott Wentsel, CFA, CFP®, is a Vice President and Senior Portfolio Manager (since 2005). Mr. Wentsel joined Ibbotson in 2005.

Prior to joining Ibbotson, Mr. Wentsel was an Executive Director at Morgan Stanley where he worked primarily on the Van Kampen Investments asset management business and prior to that engagement he spent thirteen years with Scudder Kemper Investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

More About the Phoenix Dynamic Series

The Phoenix Dynamic Asset Allocation Series (the “Phoenix Dynamic Series”) are four separate series of the Trust, of which this Series is one. The Phoenix Dynamic Series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Each Phoenix Dynamic Series currently seeks to achieve its investment objective by investing primarily in investment companies, including ETFs, which are not affiliated with the investment advisor or its affiliates, in various combinations and target percentages. The Phoenix Dynamic Series operate pursuant to an exemptive order issued by the SEC, which permits each of the Phoenix Dynamic Series to invest in affiliated or unaffiliated underlying funds in excess of certain limitations of the Investment Company Act of 1940. Because the Phoenix Dynamic Series invest in underlying funds, each such Series is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

Underlying Funds

Because the Series invests in the underlying funds, investors in each Series will be affected by the underlying funds’ investment strategies in direct proportion to the amount of assets each Series allocates to the underlying fund pursuing such strategies. The underlying funds may have investment objectives that may be changed without approval of the shareholders of the underlying fund. An underlying fund may not be able to achieve its objective.

Because the underlying funds are also investment companies, the underlying funds (including underlying ETFs) incur fees and expenses such as trustees fees, operating expenses, licensing

The Phoenix Dynamic Asset Allocation Series: Growth	7

fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the underlying fund. Accordingly, investors in the underlying funds, such as the Series, pay their proportionate share of these expenses, and, as an investor in the Series, variable contract owners indirectly bear the expenses of the underlying funds.

The subadvisor develops model portfolios based on an analysis of historical asset class data and the subadvisor’s forecasts of financial markets and economic trends globally. The subadvisor then recommends underlying funds that correspond to the asset classes represented in the model portfolios.

Certain underlying funds may be advised or subadvised by PVA or one of its affiliates. To the extent that the Series invests in such affiliated underlying funds, PVA and/or its affiliates will receive advisory or subadvisory compensation from both the Series and those underlying funds with respect to the same assets. In addition, certain other underlying funds or their affiliates may make payments to PVA or its affiliates for administrative and support services that would otherwise be provided by the underlying fund or its affiliates. Accordingly, PVA and its affiliates may benefit financially when the Series invests in certain underlying funds. However, PVA does not intend to give any preference to these funds in making investment decisions for the Series.

The following lists the underlying funds, as recommended by the subadvisor to the advisor, in which the Series may currently invest. The Series may not always be invested in each of these underlying funds and the subadvisor may recommend underlying funds that are not on this list. Thus, the underlying funds in which the Series invests may change at any time.

Equities – U.S.
Phoenix Capital Growth Series
Phoenix-Duff & Phelps Real Estate Securities Series
Phoenix Mid-Cap Growth Series
Phoenix Small-Cap Growth Series
Sentinel Common Stock Fund
Vanguard Large Cap VIPERs
Vanguard Materials VIPERs
Vanguard REIT VIPERs
Vanguard Small Cap Value VIPERs
Vanguard Telecommunications Services VIPERs
Vanguard Utilities VIPERs
Vanguard Value VIPERs

Equities – International
iShares MSCI EAFE Index Fund
iShares S&P Developed ex-US Property Index ETF
iShares S&P GSCI Commodity-Indexed Trust ETF
iShares S&P Global Infrastructure Index ETF
Phoenix-Aberdeen International Series
SPDR S&P International Small Cap ETF
Vanguard Emerging Markets Stock VIPERs

Fixed Income
iShares GS $ InvestTop Corporate Bond Fund

Fixed Income
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
iShares Barclays TIPS Bond Fund
JPMorgan Short Duration Bond Fund
Sentinel Government Securities Fund
Vanguard Intermediate-Term Bond VIPERs
Vanguard Short-Term Bond VIPERs

Exchange-Traded Funds

A number of the underlying funds are ETFs. An ETF is a type of pooled investment vehicle that invests in the securities of other issuers and that, unlike a mutual fund, can be bought or sold in the secondary market (i.e., on an exchange), rather than directly from or to the fund.

Most ETFs are index funds, in that they hold a portfolio of common stocks designed to track the performance of a particular stock index, like the S&P 500, or a portfolio of bonds designed to track a bond index. Each share of an ETF represents an undivided ownership interest in the portfolio held by the ETF. ETFs that track indices hold either:

❖	shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

❖	shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (e.g., 50,000) called “creation units” in exchange for a specified portfolio of the ETF’s underlying securities, plus a cash payment equal to the difference between the value of the underlying securities delivered and the net asset value of the creation unit. Similarly, ETF shares can be redeemed to the ETF at their net asset value only in creation unit aggregations, and the redeeming party will receive a portfolio of underlying securities together with a cash payment. After issuance by the ETF, shares may be traded like stocks in amounts less than a creation unit on a securities exchange (e.g., the NYSE Arca), and the shares may be purchased and sold throughout the trading day based on their market price, which may differ from their net asset value. The advisor anticipates purchasing and selling ETF shares for the Series on the exchanges on which the ETF’s shares are traded, rather than purchasing and redeeming creation units.

The ETFs invested in by the Phoenix Dynamic Series may include series of the following entities:

❖

iShares® Trust – iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the Phoenix Dynamic Series.

❖	SPDR® Trust – SPDR® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the American Stock Exchange LLC

8	The Phoenix Dynamic Asset Allocation Series: Growth

(AMEX) in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Phoenix Dynamic Series are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations and warranties to shareholders of the Phoenix Dynamic Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

❖

Vanguard® Index Funds – Vanguard Index Participation Receipts (VIPERs®). Vanguard and VIPERs are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Phoenix Dynamic Series are not sponsored, endorsed, sold or promoted by Vanguard. Vanguard makes no representations or warranties to shareholders of the Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary Section and in the Sections entitled “Principal Strategies” and “More About Principal Risks” above. The information below describes other investment strategies and risks that are not principal strategies or risks that may apply to the Series directly or indirectly through its investments in underlying funds. Further descriptions of these investment strategies and practices can be found in the SAI. The greater the direct or indirect investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Repurchase Agreements. The Series or an underlying fund may invest in repurchase agreements. A repurchase agreement is a transaction where the Series or an underlying fund buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series or the underlying fund may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series or the underlying fund may never receive the purchase price or it may be delayed or limited.

High Quality Short-Term Debt Obligations. The Series or an underlying fund may invest in high quality short-term debt obligations including Bankers’ Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days’ issued by banks,

corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by an underlying fund will be generally regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

Government Securities. The Series or an underlying fund may invest in government securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of a Series or an underlying fund’s shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States. These securities are also subject to interest rate risk.

Commodity Exposure

The Series will typically invest a small portion of its assets in an underlying fund or funds investing in interests in physical commodities, such as commodity futures contracts. Prices of commodities may fluctuate widely based on many factors, including: changing supply and demand relationships; general economic conditions; weather and other environmental conditions; acts of God; agricultural, fiscal and monetary governmental policies; national and international political and economic events; rates of inflation; and the emotions and psychology of the marketplace, which at times can be volatile and unrelated to more tangible factors. Investment in physical commodities may provide diversification benefits because changes in commodity prices may not be correlated with changes in prices for equity and fixed-income securities, but there can be no assurance that commodity prices will not move in the same direction as equity and fixed-income securities prices.

Concentration Risk

Another area of risk involves the potential concentration of an underlying fund’s assets in securities of a particular industry, group of industries, sector, or country. An underlying fund that concentrates in a single industry, group of industries, sector or country may be more susceptible to any single economic, market, political or regulatory occurrence that specifically affects that industry, group of industries, sector or country. Additionally, some industries or countries could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those industries or countries may have a material effect on the value of securities issued by companies in those industries or countries. Furthermore, an underlying fund that invests a substantial portion of its assets in related

The Phoenix Dynamic Asset Allocation Series: Growth	9

industries or sectors may have greater risk because companies in these industries or sectors may share common characteristics and may react similarly to market developments. As a result, the value of the share price of an underlying fund may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries, sectors or countries. The industries, sectors or countries in which an underlying fund may invest in more heavily will vary.

Derivative Investments

Some underlying funds may enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. An underlying fund may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. An underlying fund may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

As registered investment companies, the underlying funds are subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, an underlying fund must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, an underlying fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, an underlying fund is permitted to set aside liquid assets in an amount equal to the underlying fund’s daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect an underlying fund from losses, they may decrease overall return, and they could, in unusual circumstances, expose an underlying fund to losses that could be unlimited. An underlying fund’s performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, an underlying fund’s returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. An underlying fund could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Emerging Market Investment Risk. Some underlying funds may invest in companies located in emerging market countries and regions. Investment in less developed countries whose markets are still developing generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Illiquid Securities

Some of the underlying funds may invest in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by an underlying fund that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless.

Initial Public Offerings Risk

Some of the underlying funds may invest in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly

10	The Phoenix Dynamic Asset Allocation Series: Growth

volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, an underlying fund may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Junk Bond Investment Risk

Some underlying funds may invest in high-yield, high-risk securities (so-called “junk-bonds”), which are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the underlying fund would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities generally are not as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Mortgage-Backed and Asset-Backed Securities

Some underlying funds may invest in mortgage-backed and other asset-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the underlying fund. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and an underlying fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Turnover Risk

The Series may, consistent with its investment policies, purchase and sell underlying funds (including ETFs) without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Series, including brokerage commissions and other transaction costs on the sale of ETFs and reinvestments in other ETFs. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

REIT Investment Risk

Some underlying funds may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic

The Phoenix Dynamic Asset Allocation Series: Growth	11

conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If an underlying fund invests in new or unseasoned REIT issuers, it may be difficult or impossible for the fund to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk

There is the possibility that the specific securities held by an underlying fund will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the underlying fund advisor’s choice of portfolio securities.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment would be made by the underlying fund and no interest accrues to that underlying fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, an underlying fund may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

Distribution Plan

Each Phoenix Dynamic Series has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, each Phoenix Dynamic Series has entered into a Distribution Agreement relating to the Distribution Plan with Phoenix Equity Planning Corporation (the “Distributor”) located at One American Row, Hartford, CT 06102. The Distributor is an affiliate of the advisor, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Phoenix Dynamic Series assets to help finance the distribution of the shares of the Phoenix Dynamic Series.

Under the Distribution Plan, the Trust, on behalf of each Phoenix Dynamic Series, is permitted to pay to various service providers up to a total of 0.25% of the average daily net assets of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of

12	The Phoenix Dynamic Asset Allocation Series: Growth

all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

With respect to the Phoenix Dynamic Series, certain of the underlying funds in which the Series may invest may be more susceptible to Disruptive Trading because of the nature of their investments. Certain underlying funds may invest primarily in international securities or small and mid-cap securities. Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. To the extent that the Series invests in these types of funds, it may be exposed to these risks of Disruptive Trading. In addition, certain underlying funds may hold significant investments in high yield bonds, and those funds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. Therefore, to the extent that the Series invests in such underlying funds, the Series may be exposed to the effects of Disruptive Trading.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance company and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Phoenix Dynamic Asset Allocation Series: Growth	13

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined. The Trust assesses 12b-1 fees for the distribution of shares of the Series.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days’ when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities (including ETFs) are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of investment companies (other than ETFs) are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value;

14	The Phoenix Dynamic Asset Allocation Series: Growth

(vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

Legal Proceedings about Morningstar Inc. and its Affiliates

On January 30, 2009, NewRiver, Inc. filed a lawsuit in the Superior Court of the Commonwealth of Massachusetts against Morningstar, Inc., an affiliate of Ibbotson, alleging that Morningstar inappropriately accessed a database containing SEC-filed mutual fund disclosure documents. On February 4, 2009, the case was removed to the United States District Court for the District of Massachusetts. NewRiver seeks, among other things, a permanent injunction preventing Morningstar from accessing NewRiver’s Prospectus Express “Web-based data warehouse,” and unspecified damages.

In February 2005, Morningstar Associates, LLC (“Morningstar Associates”), an affiliate of Ibbotson, received a request from the SEC for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

In January 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

In December 2004, Morningstar Associates received a subpoena from the New York Attorney General’s office seeking information and documents related to an investigation the New York Attorney General’s office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents.

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General’s office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General’s office should not institute proceedings. Morningstar Associates promptly submitted its explanation and has cooperated fully with the New York Attorney General’s office.

In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General subpoenas.

In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar

The Phoenix Dynamic Asset Allocation Series: Growth	15

Associates’ retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on its stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, this matter may have on its business, operating results, or financial condition.

16	The Phoenix Dynamic Asset Allocation Series: Growth

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance since the Series’ inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Dynamic Asset Allocation Series: Growth

	Year Ended December 31,
	2009	2008	2007	2006
Net asset value, beginning of period	$7.52	$11.54	$10.87	$10.00
Income from investment operations
Net investment income (loss)	0.15 [1]	0.21 [1]	0.22 [1]	0.13
Net realized and unrealized gain (loss)	1.63	(3.91)	0.69	0.87

Total from investment operations	1.78	(3.70)	0.91	1.00

Less distributions
Dividends from net investment income	(0.16)	(0.21)	(0.16)	(0.13)
Distributions from net realized gains	— [5]	(0.11)	(0.08)	—

Total distributions	(0.16)	(0.32)	(0.24)	(0.13)

Change in net asset value	1.62	(4.02)	0.67	0.87

Net asset value, end of period	$9.14	$7.52	$11.54	$10.87

Total return	23.76%	(32.18)%	8.33%	9.98%[3]
Ratios/supplemental data:
Net assets, end of period (000s)	$34,108	$28,186	$36,189	$13,063
Ratio to average net assets of:
Operating expenses	0.66%[4,7]	0.70%	0.70%	0.70%[2]
Gross operating expenses (before waivers and reimbursements)	0.92%[4,7]	0.95%	1.03%	1.58%[2]
Net investment income	1.91%	2.06%	1.88%	2.61%[2]
Portfolio turnover rate	96%	182%	127%	125%[3]

[1]	Computed using average shares outstanding.

[2]	Annualized.

[3]	Not annualized.

[4]	Represents a blended operating expense ratio.

[5]	Amount is less than $0.005.

[7]	The expense ratio does not include fees and expenses associated with the underlying funds or series in which the Series invests in.

The Phoenix Dynamic Asset Allocation Series: Growth	17

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Dynamic Allocation Series: Growth (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068C © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Dynamic Asset Allocation Series:
 Moderate

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Dynamic Asset Allocation Series: Moderate	1

Phoenix Dynamic Asset Allocation Series: Moderate

Fund Summary

Investment Objective

The Phoenix Dynamic Asset Allocation Series: Moderate (the “Series”) seeks current income with capital growth as a secondary consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If such expenses were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):

None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.41%

Acquired Fund Fees and Expenses	0.46%

Total Annual Series Operating Expenses[1]	1.27%

Expense Reimbursements[2]	(0.26%)

Net Annual Series Operating Expenses	1.01%

[1]

The Total Annual Series Operating Expenses and Net Annual Series Operating Expenses do not correlate to the ratios of expenses to average net assets appearing in the Financial Highlights table, which table reflects only the operating expenses of the Series and does not include Acquired Fund Fees and Expenses.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Moderate	$103	$377	$672	$1,511

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate (which does not reflect the turnover rate of the underlying funds) was 96% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 60% to fixed-income securities, 30% to U.S. equity securities, and 10% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to achieve its primary investment objective of current income through its investments in underlying funds that invest primarily in fixed-income securities. These investments may include underlying funds that invest exclusively in the corporate debt obligations of U.S. issuers. The Series may also invest in underlying funds that invest in U.S. investment-grade debt securities, as well as underlying funds that invest in high yield, high-risk bonds (commonly known as “junk bonds”).

❖

The Series seeks to achieve its secondary investment objective of capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

❖

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

The Phoenix Dynamic Asset Allocation Series: Moderate	1

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming underlying funds and asset classes, which may adversely affect the Series and lead to loss of principal.

The following is a summary of each of the other principal risks of the Series.

❖

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

❖	Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖	Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of
taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

❖

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying funds’ net asset values (share price) and dividends either positively or negatively.

❖

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses whereas the index does not, the underlying fund will tend to underperform the performance of the index.

❖

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may

2	The Phoenix Dynamic Asset Allocation Series: Moderate

improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

❖	Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value.

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Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

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Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

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Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the period shown in the chart, the highest return for a quarter was 10.89% (quarter ended June 2009) and the lowest return for a quarter was -8.25% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	Since February 3, 2006
Phoenix Dynamic Asset Allocation Series: Moderate	12.68%	2.05%
S&P 500® Index (does not reflect fees or expenses)	26.46	-1.04
Composite: 50% Barclays Capital Aggregate Bond Index/50% S&P 500® Index (does not reflect fees or expenses)	16.34	2.99

The Phoenix Dynamic Asset Allocation Series: Moderate	3

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Ibbotson Associates, Inc. (“Ibbotson”) serves as the limited services subadvisor.

Portfolio Managers

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of the Phoenix Companies, Inc., has served as portfolio manager for the Series since 2006.

Peng Chen, Ph.D, President and Chief Investment Officer of Ibbotson, has provided investment advice to the Series since 2008.

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager of Ibbotson, has provided investment advice to the Series since 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

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The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 60% to fixed-income securities, 30% to U.S. equity securities, and 10% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

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The Series seeks to provide investors whose investment goal is directed mainly toward interest and dividend income with a predominant allocation to interest-generating, investment-grade debt securities. The Series also seeks capital growth through a top-down investment program that allocates investments among U.S. equity sectors as well as through a fundamentally-grounded exposure in non-U.S. stock markets.

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The Series seeks to achieve its primary investment objective of current income through its investments in underlying funds that invest primarily in fixed-income securities. These investments may include underlying funds that invest exclusively in the corporate debt obligations of U.S. issuers. The Series may also invest in underlying funds that invest in U.S. investment-grade debt securities, as well as underlying funds that invest in high yield, high-risk bonds (commonly known as “junk bonds”).

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The Series seeks to achieve its secondary investment objective of capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

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The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

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The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages. The subadvisor does not, however, enter into portfolio transactions on behalf of the Series. The advisor has the ultimate responsibility for the management of the Series and either accepts, rejects or modifies the subadvisor’s underlying fund buy/sell recommendation. The advisor anticipates that it will generally follow the subadvisor’s buy/sell recommendations.

Cash Investments/Temporary Defensive Strategy

For cash management purposes or for defensive purposes, when the subadvisor or advisor of the Series or an underlying fund believes that market conditions are unfavorable for profitable investing (in anticipation of or in response to adverse market conditions), or is otherwise unable to locate attractive investment opportunities, the Series’ or underlying fund’s

4	The Phoenix Dynamic Asset Allocation Series: Moderate

holdings in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or short-term high-quality debt instruments may increase. In other words, the Series or an underlying fund may not always stay fully invested in stocks and bonds. When the Series’ or an underlying fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series or underlying fund was more fully invested in stocks and bonds. As a result, the Series or underlying fund may not be able to achieve its investment objectives.

More About Principal Risks

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Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Since the Series invests primarily in underlying funds, the investment performance of the Series is directly related to the investment performance of these underlying funds. The ability of the Series to meet its investment objective depends upon the allocation of the Series’ assets among the underlying funds and the ability of an underlying fund to meet its own investment objective. It is possible that an underlying fund will fail to execute its investment strategies effectively. As a result, an underlying fund may not meet its investment objective, which would affect the Series’ investment performance. There can be no assurance that the investment objective of the Series or any underlying fund will be achieved.

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Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

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Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

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Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

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Fixed Income Securities Investment Risk. Some of the underlying funds may invest in fixed-income securities. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖	Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

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Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

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Foreign Investments. Some of the underlying funds may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the underlying fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

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Foreign Currency Risk. Some underlying funds may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate

The Phoenix Dynamic Asset Allocation Series: Moderate	5

fluctuations can affect the underlying fund’s net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

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Growth Stock Investment Risk. Certain of the underlying funds may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

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Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses, such as brokerage commissions, whereas the index does not, the underlying fund will tend to underperform the performance of the index. Other factors that may cause the returns of the underlying fund to deviate from its index include the imperfect correlation between the securities held by the underlying fund and those in its index, rounding of prices, and general changes to the index and to regulatory policies that may affect the ability of an underlying fund to achieve close correlation with its index.

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Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖	Market Risk. The value of your shares is based on the market value of the Series’ investments, including underlying funds. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ or an underlying fund’s investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by an underlying fund encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

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Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value. In other words, the market value of such an underlying fund may differ from the shares’ net asset value. The net asset value of underlying fund shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of underlying funds that are ETFs fluctuates with changes in market supply and demand as well as changes in net asset value.

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Mortgage-Backed and Asset-Backed Securities. Some underlying funds may invest in mortgage-backed and other asset-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

6	The Phoenix Dynamic Asset Allocation Series: Moderate

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the underlying fund. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

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Small and Medium Market Capitalization Risk. Certain underlying fund may invest in companies with small and medium capitalizations, which would make the underlying fund more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

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Value Investing Risk. Some underlying funds may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Ibbotson to serve as the limited services subadvisor to the Series. As a limited services subadvisor, Ibbotson has the primary responsibility for providing investment recommendations to PVA, but PVA makes all final investment decisions for the Series. In addition PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage or provide recommendations as to all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment performance relative to the applicable benchmark indexes; and (iv) monitors the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Ibbotson is the limited services subadvisor to the Series. Ibbotson’s principal place of business is located at 22 W. Washington St., Chicago, Illinois, 60602. As of December, 31, 2009, Ibbotson and its affiliates had approximately $54.1 billion in assets under advisement.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

The Phoenix Dynamic Asset Allocation Series: Moderate	7

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.15% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Ibbotson for the services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2006. Mr. Wilkos is responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

The limited services subadvisor (“subadvisor”) has the primary responsibility for providing investment recommendations to the advisor. The subadvisor employs a team-based approach to the management of the Series. No one person is principally responsible for making recommendations for the Series’ investments. The following individuals share primary responsibility for the advice provided by the subadvisor to the advisor.

Peng Chen, Ph.D, CFA is Ibbotson’s President and Chief Investment Officer (since 2005). Mr. Chen joined Ibbotson in 1997. Mr. Chen has expertise in asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets and has published many articles and papers in several journals including Financial Analyst Journal, Journal of Portfolio Management and Journal of Financial Planning.

Scott Wentsel, CFA, CFP®, is a Vice President and Senior Portfolio Manager (since 2005). Mr. Wentsel joined Ibbotson in 2005. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director at Morgan Stanley where he worked primarily on the Van Kampen Investments asset management business and prior to that engagement he spent thirteen years with Scudder Kemper Investments.

More About the Phoenix Dynamic Series

The Phoenix Dynamic Asset Allocation Series (the “Phoenix Dynamic Series”) are four separate series of the Trust, of which this Series is one. The Phoenix Dynamic Series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Each Phoenix Dynamic Series currently seeks to achieve its investment objective by investing primarily in investment companies, including ETFs, which are not affiliated with the investment advisor or its affiliates, in various combinations and target percentages. The Phoenix Dynamic Series operate pursuant to an exemptive order issued by the SEC, which permits each of the Phoenix Dynamic Series to invest in affiliated or unaffiliated underlying funds in excess of certain limitations of the Investment Company Act of 1940. Because the Phoenix Dynamic Series invest in underlying funds, each such Series is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

Underlying Funds

Because the Series invests in the underlying funds, investors in each Series will be affected by the underlying funds’ investment strategies in direct proportion to the amount of assets each Series allocates to the underlying fund pursuing such strategies. The underlying funds may have investment objectives that may be changed without approval of the shareholders of the underlying fund. An underlying fund may not be able to achieve its objective.

Because the underlying funds are also investment companies, the underlying funds (including underlying ETFs) incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the underlying fund. Accordingly, investors in the underlying funds, such as the Series, pay their proportionate share of these expenses, and, as an investor in the Series, variable contract owners indirectly bear the expenses of the underlying funds.

The subadvisor develops model portfolios based on an analysis of historical asset class data and the subadvisor’s forecasts of financial markets and economic trends globally. The subadvisor then recommends underlying funds that correspond to the asset classes represented in the model portfolios.

Certain underlying funds may be advised or subadvised by PVA or one of its affiliates. To the extent that the Series invests in such affiliated underlying funds, PVA and/or its affiliates will receive advisory or subadvisory compensation from both the Series and those underlying funds with respect to the same assets. In addition, certain other underlying funds or their affiliates may make payments to PVA or its affiliates for administrative and support services that would otherwise be provided by the underlying fund or its affiliates. Accordingly, PVA and its affiliates may benefit financially when the Series invests in certain underlying funds. However, PVA does not intend to give any preference to these funds in making investment decisions for the Series.

8	The Phoenix Dynamic Asset Allocation Series: Moderate

The following lists the underlying funds, as recommended by the subadvisor to the advisor, in which the Series may currently invest. The Series may not always be invested in each of these underlying funds and the subadvisor may recommend underlying funds that are not on this list. Thus, the underlying funds in which the Series invests may change at any time.

Equities – U.S.
Phoenix Capital Growth Series
Phoenix Mid-Cap Growth Series
Sentinel Common Stock Fund
Vanguard Large Cap VIPERs
Vanguard Materials VIPERs
Vanguard REIT VIPERs
Vanguard Small Cap Value VIPERs
Vanguard Telecommunications Services VIPERs
Vanguard Utilities VIPERs
Vanguard Value VIPERs

Equities – International
iShares MSCI EAFE Index Fund
iShares S&P GSCI Commodity-Indexed Trusted ETF
Phoenix-Aberdeen International Series
SPDR S&P International Small Cap ETF

Fixed Income
iShares GS $ InvestTop Corporate Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
iShares Barclays TIPS Bond Fund
JPMorgan Short Duration Bond Fund
Sentinel Government Securities Fund
Vanguard Intermediate-Term Bond VIPERs
Vanguard Long-Term Bond VIPERs
Vanguard Short-Term Bond VIPERs

Cash/Cash Equivalents
Dreyfus Cash Management Fund

Exchange-Traded Funds

A number of the underlying funds are ETFs. An ETF is a type of pooled investment vehicle that invests in the securities of other issuers and that, unlike a mutual fund, can be bought or sold in the secondary market (i.e., on an exchange), rather than directly from or to the fund.

Most ETFs are index funds, in that they hold a portfolio of common stocks designed to track the performance of a particular stock index, like the S&P 500, or a portfolio of bonds designed to track a bond index. Each share of an ETF represents an undivided ownership interest in the portfolio held by the ETF. ETFs that track indices hold either:

❖	shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

❖	shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (e.g., 50,000) called “creation units” in exchange for a specified portfolio of the ETF’s underlying securities, plus a cash payment equal to the difference between the value of the underlying securities delivered and the net asset value of the creation unit. Similarly, ETF shares can be redeemed to the ETF at their net asset value only in creation unit aggregations, and the redeeming party will receive a portfolio of underlying securities together with a cash payment. After issuance by the ETF, shares may be traded like stocks in amounts less than a creation unit on a securities exchange (e.g., the NYSE Arca), and the shares may be purchased and sold throughout the trading day based on their market price, which may differ from their net asset value. The advisor anticipates purchasing and selling ETF shares for the Series on the exchanges on which the ETF’s shares are traded, rather than purchasing and redeeming creation units.

The ETFs invested in by the Phoenix Dynamic Series may include series of the following entities:

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iShares® Trust – iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the Phoenix Dynamic Series.

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SPDR® Trust – SPDR® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the American Stock Exchange LLC (AMEX) in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Phoenix Dynamic Series are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations and warranties to shareholders of the Phoenix Dynamic Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

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Vanguard® Index Funds – Vanguard Index Participation Receipts (VIPERs®). Vanguard and VIPERs are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Phoenix Dynamic Series are not sponsored, endorsed, sold or promoted by Vanguard. Vanguard makes no representations or warranties to shareholders of the Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

The Phoenix Dynamic Asset Allocation Series: Moderate	9

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary Section and in the Sections entitled “Principal Strategies” and “More About Principal Risks” above. The information below describes other investment strategies and risks that are not principal strategies or risks that may apply to the Series directly or indirectly through its investments in underlying funds. Further descriptions of these investment strategies and practices can be found in the SAI. The greater the direct or indirect investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Repurchase Agreements. The Series or an underlying fund may invest in repurchase agreements. A repurchase agreement is a transaction where the Series or an underlying fund buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series or the underlying fund may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series or the underlying fund may never receive the purchase price or it may be delayed or limited.

High Quality Short-Term Debt Obligations. The Series or an underlying fund may invest in high quality short-term debt obligations including Bankers’ Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days’ issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by an underlying fund will be generally regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

Government Securities. The Series or an underlying fund may invest in government securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of a Series or an underlying fund’s shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States. These securities are also subject to interest rate risk.

Commodity Exposure

The Series will typically invest a small portion of its assets in an underlying fund or funds investing in interests in physical commodities, such as commodity futures contracts. Prices of commodities may fluctuate widely based on many factors, including: changing supply and demand relationships; general economic conditions; weather and other environmental conditions; acts of God; agricultural, fiscal and monetary governmental policies; national and international political and economic events; rates of inflation; and the emotions and psychology of the marketplace, which at times can be volatile and unrelated to more tangible factors. Investment in physical commodities may provide diversification benefits because changes in commodity prices may not be correlated with changes in prices for equity and fixed-income securities, but there can be no assurance that commodity prices will not move in the same direction as equity and fixed-income securities prices.

Concentration Risk

Another area of risk involves the potential concentration of an underlying fund’s assets in securities of a particular industry, group of industries, sector, or country. An underlying fund that concentrates in a single industry, group of industries, sector or country may be more susceptible to any single economic, market, political or regulatory occurrence that specifically affects that industry, group of industries, sector or country. Additionally, some industries or countries could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those industries or countries may have a material effect on the value of securities issued by companies in those industries or countries. Furthermore, an underlying fund that invests a substantial portion of its assets in related industries or sectors may have greater risk because companies in these industries or sectors may share common characteristics and may react similarly to market developments. As a result, the value of the share price of an underlying fund may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries, sectors or countries. The industries, sectors or countries in which an underlying fund may invest in more heavily will vary.

Derivative Investments

Some underlying funds may enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. An underlying fund may also use derivatives as part of its overall investment technique to gain

10	The Phoenix Dynamic Asset Allocation Series: Moderate

or lessen exposure to various securities, markets and currencies. An underlying fund may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

As registered investment companies, the underlying funds are subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, an underlying fund must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, an underlying fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, an underlying fund is permitted to set aside liquid assets in an amount equal to the underlying fund’s daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect an underlying fund from losses, they may decrease overall return, and they could, in unusual circumstances, expose an underlying fund to losses that could be unlimited. An underlying fund’s performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, an underlying fund’s returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. An underlying fund could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Emerging Market Investment Risk. Some underlying funds may invest in companies located in emerging market countries and regions. Investment in less developed countries whose markets are still developing generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Illiquid Securities

Some of the underlying funds may invest in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by an underlying fund that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless.

Initial Public Offerings Risk

Some of the underlying funds may invest in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, an underlying fund may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Junk Bond Investment Risk

Some underlying funds may invest in high-yield, high-risk securities (so-called “junk-bonds”), which are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the underlying fund would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities generally are not as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

The Phoenix Dynamic Asset Allocation Series: Moderate	11

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and an underlying fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Turnover Risk

The Series may, consistent with its investment policies, purchase and sell underlying funds (including ETFs) without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Series, including brokerage commissions and other transaction costs on the sale of ETFs and reinvestments in other ETFs. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

REIT Investment Risk

Some underlying funds may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If an underlying fund invests in new or unseasoned REIT issuers, it may be difficult or impossible for the fund to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk

There is the possibility that the specific securities held by an underlying fund will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the underlying fund advisor’s choice of portfolio securities.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment would be made by the underlying fund and no interest accrues to that underlying fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, an underlying fund may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

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Distribution Plan

Each Phoenix Dynamic Series has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, each Phoenix Dynamic Series has entered into a Distribution Agreement relating to the Distribution Plan with Phoenix Equity Planning Corporation (the “Distributor”) located at One American Row, Hartford, CT 06102. The Distributor is an affiliate of the advisor, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Phoenix Dynamic Series assets to help finance the distribution of the shares of the Phoenix Dynamic Series.

Under the Distribution Plan, the Trust, on behalf of each Phoenix Dynamic Series, is permitted to pay to various service providers up to a total of 0.25% of the average daily net assets of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

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dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

With respect to the Phoenix Dynamic Series, certain of the underlying funds in which the Series may invest may be more susceptible to Disruptive Trading because of the nature of their investments. Certain underlying funds may invest primarily in

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international securities or small and mid-cap securities. Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. To the extent that the Series invests in these types of funds, it may be exposed to these risks of Disruptive Trading. In addition, certain underlying funds may hold significant investments in high yield bonds, and those funds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. Therefore, to the extent that the Series invests in such underlying funds, the Series may be exposed to the effects of Disruptive Trading.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined. The Trust assesses 12b-1 fees for the distribution of shares of the Series.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days’ when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities (including ETFs) are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of

14	The Phoenix Dynamic Asset Allocation Series: Moderate

certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of investment companies (other than ETFs) are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation. The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

Legal Proceedings about Morningstar Inc. and its Affiliates

On January 30, 2009, NewRiver, Inc. filed a lawsuit in the Superior Court of the Commonwealth of Massachusetts against Morningstar, Inc., an affiliate of Ibbotson, alleging that Morningstar inappropriately accessed a database containing SEC-filed mutual fund disclosure documents. On February 4, 2009, the case was removed to the United States District Court for the District of Massachusetts. NewRiver seeks, among other things, a permanent injunction preventing Morningstar from accessing NewRiver’s Prospectus Express “Web-based data warehouse,” and unspecified damages.

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In February 2005, Morningstar Associates, LLC (“Morningstar Associates”), an affiliate of Ibbotson, received a request from the SEC for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

In January 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

In December 2004, Morningstar Associates received a subpoena from the New York Attorney General’s office seeking information and documents related to an investigation the New York Attorney General’s office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents.

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General’s office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General’s office should not institute proceedings.

Morningstar Associates promptly submitted its explanation and has cooperated fully with the New York Attorney General’s office.

In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General subpoenas.

In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar Associates’ retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on its stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, this matter may have on its business, operating results, or financial condition.

16	The Phoenix Dynamic Asset Allocation Series: Moderate

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance since the Series’ inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Dynamic Asset Allocation Series: Moderate

	Year Ended December 31,
	2009	2008	2007	2006
Net asset value, beginning of period	$8.83	$10.86	$10.41	$10.00
Income from investment operations
Net investment income (loss)	0.21 [1]	0.32 [1]	0.30 [1]	0.15
Net realized and unrealized gain (loss)	0.90	(2.04)	0.54	0.42

Total from investment operations	1.11	(1.72)	0.84	0.57

Less distributions
Dividends from net investment income	(0.21)	(0.20)	(0.24)	(0.16)
Distributions from net realized gains	— [5]	(0.11)	(0.15)	—

Total distributions	(0.21)	(0.31)	(0.39)	(0.16)

Change in net asset value	0.90	(2.03)	0.45	0.41

Net asset value, end of period	$9.73	$8.83	$10.86	$10.41

Total return	12.68%	(15.80)%	7.98%	5.69%[3]
Ratios/supplemental data:
Net assets, end of period (000s)	$33,112	$23,033	$7,337	$3,861
Ratio to average net assets of:
Net operating expenses	0.65%[4,7]	0.70%	0.70%	0.70%[2]
Gross operating expenses (before waivers and reimbursements)	0.92%[4,7]	1.09%	1.49%	3.10%[2]
Net investment income	2.32%	3.25%	2.80%	3.58%[2]
Portfolio turnover rate	96%	126%	140%	81%[3]

[1]	Computed using average shares outstanding.

[2]	Annualized.

[3]	Not annualized.

[4]	Represents a blended operating expense ratio.

[5]	Amount is less than $0.005.

[7]	The expense ratio does not include fees and expenses associated with the underlying funds or series in which the Series invests in.

The Phoenix Dynamic Asset Allocation Series: Moderate	17

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Dynamic Allocation Series: Moderate (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068D © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Dynamic Asset Allocation Series: Moderate Growth

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	1

Phoenix Dynamic Asset Allocation Series: Moderate Growth

Fund Summary

Investment Objective

The Phoenix Dynamic Asset Allocation Series: Moderate Growth (the “Series”) seeks long-term capital growth and current income, with a greater emphasis on capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If such expenses were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.44%

Acquired Fund Fees and Expenses	0.55%

Total Annual Series Operating Expenses[1]	1.39%

Expense Reimbursements[2]	(0.29%)

Net Annual Series Operating Expenses	1.10%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$112	$412	$733	$1,643

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate (which does not reflect the turnover rate of the underlying funds) was 86% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 43% to U.S. equity securities, 40% to fixed-income securities, and 17% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

❖	The Series seeks interest income through an exposure to investment-grade U.S. fixed income securities.

❖

The Series seeks to achieve its investment objective through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming underlying funds and asset classes, which may adversely affect the Series and lead to loss of principal.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	1

The following is a summary of each of the other principal risks of the Series.

❖

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

❖	Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖

Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

❖	Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying funds’ net asset values (share price) and dividends either positively or negatively.

❖

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses whereas the index does not, the underlying fund will tend to underperform the performance of the index.

❖

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

❖	Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value.

2	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

❖

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

❖

Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

❖

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the period shown in the chart, the highest return for a quarter was 14.89% (quarter ended June 2009) and the lowest return for a quarter was -14.95% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	Since February 3, 2006
Phoenix Dynamic Asset Allocation Series: Moderate Growth	18.65%	1.06%
S&P 500® Index (does not reflect fees or expenses)	26.46%	-1.04%
Composite: 30% Barclays Capital Aggregate Bond Index/70% S&P 500® Index (does not reflect fees or expenses)	20.44%	1.72%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Ibbotson Associates, Inc. (“Ibbotson”) serves as the limited services subadvisor.

Portfolio Managers

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2006.

Peng Chen, Ph.D, President and Chief Investment Officer of Ibbotson, has provided investment advice to the Series since 2008.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	3

Scott Wentsel, CFA, CFP®, Vice President and Senior Portfolio Manager of Ibbotson, has provided investment advice to the Series since 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 43% to U.S. equity securities, 40% to fixed-income securities, and 17% to international equity securities. The target asset allocation is subject to change as market and economic conditions change.

❖

The Series seeks to provide investors whose investment goal is geared principally toward capital growth with a significant allocation to U.S. and foreign equities, but also pursues interest income through an exposure to investment-grade U.S. fixed income securities.

❖

The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

❖

The Series seeks to achieve its investment objective through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund.

❖

The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages. The subadvisor does not, however, enter into portfolio transactions on behalf of the Series. The advisor has the ultimate responsibility for the management of the Series and either accepts, rejects or modifies the subadvisor’s underlying fund buy/sell recommendation. The advisor anticipates that it will generally follow the subadvisor’s buy/sell recommendations.

Cash Investments/Temporary Defensive Strategy

For cash management purposes or for defensive purposes, when the subadvisor or advisor of the Series or an underlying fund believes that market conditions are unfavorable for profitable investing (in anticipation of or in response to adverse market conditions), or is otherwise unable to locate attractive investment opportunities, the Series’ or underlying fund’s holdings in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or short-term high-quality debt instruments may increase. In other words, the Series or an underlying fund may not always stay fully invested in stocks and bonds. When the Series’ or an underlying fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series or underlying fund was more fully invested in stocks and bonds. As a result, the Series or underlying fund may not be able to achieve its investment objectives.

More About Principal Risks

❖

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Since the Series invests primarily in underlying funds, the investment performance of the Series is directly related to the investment performance of these underlying funds. The ability of the Series to meet its investment objective depends upon the allocation of the Series’ assets among the underlying funds and the ability of an underlying fund to meet its own investment objective. It is possible that an underlying fund will fail to execute its investment

4	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

strategies effectively. As a result, an underlying fund may not meet its investment objective, which would affect the Series’ investment performance. There can be no assurance that the investment objective of the Series or any underlying fund will be achieved.

❖

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.

❖

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

❖

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

❖

Fixed Income Securities Investment Risk. Some of the underlying funds may invest in fixed-income securities. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

❖

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

❖

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

❖

Foreign Investments. Some of the underlying funds may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the underlying fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

❖

Foreign Currency Risk. Some underlying funds may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying fund’s net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

❖

Growth Stock Investment Risk. Certain of the underlying funds may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

❖

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	5

the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses, such as brokerage commissions, whereas the index does not, the underlying fund will tend to underperform the performance of the index. Other factors that may cause the returns of the underlying fund to deviate from its index include the imperfect correlation between the securities held by the underlying fund and those in its index, rounding of prices, and general changes to the index and to regulatory policies that may affect the ability of an underlying fund to achieve close correlation with its index.

❖

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

❖

Market Risk. The value of your shares is based on the market value of the Series’ investments, including underlying funds. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ or an underlying fund’s investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by an underlying fund encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

❖

Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value. In other words, the market value of such an underlying fund may differ from the shares’ net asset value.

The net asset value of underlying fund shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of underlying funds that are ETFs fluctuates with changes in market supply and demand as well as changes in net asset value.

❖

Mortgage-Backed and Asset-Backed Securities. Some underlying funds may invest in mortgage-backed and other asset-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the underlying fund. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

❖	Small and Medium Market Capitalization Risk. Certain underlying fund may invest in companies with small and medium capitalizations, which would make the underlying

6	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

fund more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

❖

Value Investing Risk. Some underlying funds may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Ibbotson to serve as the limited services subadvisor to the Series. As a limited services subadvisor, Ibbotson has the primary responsibility for providing investment recommendations to PVA, but PVA makes all final investment decisions for the Series. In addition PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage or provide recommendations as to all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment performance relative to the applicable benchmark indexes; and (iv) monitors the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Ibbotson is the limited services subadvisor to the Series. Ibbotson’s principal place of business is located at 225 W. Washington St., Chicago, Illinois, 60602. As of December, 31, 2009, Ibbotson and its affiliates had approximately $54.1 billion in assets under advisement.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.15% of the average daily net assets of the Series. From its investment advisory fee, PVA, not the Series, pays Ibbotson for the services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.15% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2005. Mr. Wilkos is responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	7

The limited services subadvisor (“subadvisor”) has the primary responsibility for providing investment recommendations to the advisor. The subadvisor employs a team-based approach to the management of the Series. No one person is principally responsible for making recommendations for the Series’ investments. The following individuals share primary responsibility for the advice provided by the subadvisor to the advisor.

Peng Chen, Ph.D, CFA is Ibbotson’s President and Chief Investment Officer (since 2005). Mr. Chen joined Ibbotson in 1997. Mr. Chen has expertise in asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets and has published many articles and papers in several journals including Financial Analyst Journal, Journal of Portfolio Management and Journal of Financial Planning.

Scott Wentsel, CFA, CFP®, is a Vice President and Senior Portfolio Manager (since 2005). Mr. Wentsel joined Ibbotson in 2005. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director at Morgan Stanley where he worked primarily on the Van Kampen Investments asset management business and prior to that engagement he spent thirteen years with Scudder Kemper Investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

More About the Phoenix Dynamic Series

The Phoenix Dynamic Asset Allocation Series (the “Phoenix Dynamic Series”) are four separate series of the Trust, of which this Series is one. The Phoenix Dynamic Series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Each Phoenix Dynamic Series currently seeks to achieve its investment objective by investing primarily in investment companies, including ETFs, which are not affiliated with the investment advisor or its affiliates, in various combinations and target percentages. The Phoenix Dynamic Series operate pursuant to an exemptive order issued by the SEC, which permits each of the Phoenix Dynamic Series to invest in affiliated or unaffiliated underlying funds in excess of certain limitations of the Investment Company Act of 1940. Because the Phoenix Dynamic Series invest in underlying funds, each such Series is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

Underlying Funds

Because the Series invests in the underlying funds, investors in each Series will be affected by the underlying funds’ investment strategies in direct proportion to the amount of assets each Series allocates to the underlying fund pursuing such strategies. The underlying funds may have investment objectives that may be changed without approval of the shareholders of the underlying fund. An underlying fund may not be able to achieve its objective.

Because the underlying funds are also investment companies, the underlying funds (including underlying ETFs) incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the underlying fund. Accordingly, investors in the underlying funds, such as the Series, pay their proportionate share of these expenses, and, as an investor in the Series, variable contract owners indirectly bear the expenses of the underlying funds.

The subadvisor develops model portfolios based on an analysis of historical asset class data and the subadvisor’s forecasts of financial markets and economic trends globally. The subadvisor then recommends underlying funds that correspond to the asset classes represented in the model portfolios.

Certain underlying funds may be advised or subadvised by PVA or one of its affiliates. To the extent that the Series invests in such affiliated underlying funds, PVA and/or its affiliates will receive advisory or subadvisory compensation from both the Series and those underlying funds with respect to the same assets. In addition, certain other underlying funds or their affiliates may make payments to PVA or its affiliates for administrative and support services that would otherwise be provided by the underlying fund or its affiliates. Accordingly, PVA and its affiliates may benefit financially when the Series invests in certain underlying funds. However, PVA does not intend to give any preference to these funds in making investment decisions for the Series.

The following lists the underlying funds, as recommended by the subadvisor to the advisor, in which the Series may currently invest. The Series may not always be invested in each of these underlying funds and the subadvisor may recommend underlying funds that are not on this list. Thus, the underlying funds in which the Series invests may change at any time.

Equities – U.S.
Phoenix Capital Growth Series
Phoenix-Duff & Phelps Real Estate Securities Series
Phoenix Mid-Cap Growth Series
Sentinel Common Stock Fund
Vanguard Large Cap VIPERs
Vanguard Materials VIPERs
Vanguard REIT VIPERs
Vanguard Small Cap Value VIPERs
Vanguard Telecommunications Services VIPERs
Vanguard Utilities VIPERs
Vanguard Value VIPERs

Equities – International
iShares MSCI EAFE Index Fund
iShares S&P Developed ex-US Property Index ETF
iShares S&P GSCI Commodity-Indexed Trust ETF
iShares S&P Global Infrastructure Index ETF
Phoenix-Aberdeen International Series
SPDR S&P International Small Cap ETF
Vanguard Emerging Markets Stock VIPERs

8	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

Fixed Income
iShares GS $ InvestTop Corporate Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
iShares Barclays TIPS Bond Fund
JPMorgan Short Duration Bond Fund
Sentinel Government Securities Fund
Vanguard Intermediate-Term Bond VIPERs
Vanguard Long-Term Bond VIPERs
Vanguard Short-Term Bond VIPERs

Cash/Cash Equivalents
Dreyfus Cash Management Fund

Exchange-Traded Funds

A number of the underlying funds are ETFs. An ETF is a type of pooled investment vehicle that invests in the securities of other issuers and that, unlike a mutual fund, can be bought or sold in the secondary market (i.e., on an exchange), rather than directly from or to the fund.

Most ETFs are index funds, in that they hold a portfolio of common stocks designed to track the performance of a particular stock index, like the S&P 500, or a portfolio of bonds designed to track a bond index. Each share of an ETF represents an undivided ownership interest in the portfolio held by the ETF. ETFs that track indices hold either:

❖	shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

❖	shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (e.g., 50,000) called “creation units” in exchange for a specified portfolio of the ETF’s underlying securities, plus a cash payment equal to the difference between the value of the underlying securities delivered and the net asset value of the creation unit. Similarly, ETF shares can be redeemed to the ETF at their net asset value only in creation unit aggregations, and the redeeming party will receive a portfolio of underlying securities together with a cash payment. After issuance by the ETF, shares may be traded like stocks in amounts less than a creation unit on a securities exchange (e.g., the NYSE Arca), and the shares may be purchased and sold throughout the trading day based on their market price, which may differ from their net asset value. The advisor anticipates purchasing and selling ETF shares for the Series on the exchanges on which the ETF’s shares are traded, rather than purchasing and redeeming creation units.

The ETFs invested in by the Phoenix Dynamic Series may include series of the following entities:

❖	iShares® Trust – iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the
iShares® Funds make any representations regarding the advisability of investing in the Phoenix Dynamic Series.

❖

SPDR® Trust – SPDR® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the American Stock Exchange LLC (AMEX) in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Phoenix Dynamic Series are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations and warranties to shareholders of the Phoenix Dynamic Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

❖

Vanguard® Index Funds – Vanguard Index Participation Receipts (VIPERs®). Vanguard and VIPERs are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Phoenix Dynamic Series are not sponsored, endorsed, sold or promoted by Vanguard. Vanguard makes no representations or warranties to shareholders of the Series or any member of the public regarding the advisability of investing in the Phoenix Dynamic Series or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing or trading of the Phoenix Dynamic Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary Section and in the Sections entitled “Principal Strategies” and “More About Principal Risks” above. The information below describes other investment strategies and risks that are not principal strategies or risks that may apply to the Series directly or indirectly through its investments in underlying funds. Further descriptions of these investment strategies and practices can be found in the SAI. The greater the direct or indirect investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Repurchase Agreements. The Series or an underlying fund may invest in repurchase agreements. A repurchase agreement is a transaction where the Series or an underlying fund buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series or the underlying fund may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series or the underlying fund may never receive the purchase price or it may be delayed or limited.

High Quality Short-Term Debt Obligations. The Series or an underlying fund may invest in high quality short-term debt obligations including Bankers’ Acceptances, Commercial Paper

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	9

and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days’ issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by an underlying fund will be generally regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

Government Securities. The Series or an underlying fund may invest in government securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of a Series or an underlying fund’s shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States. These securities are also subject to interest rate risk.

Commodity Exposure

The Series will typically invest a small portion of its assets in an underlying fund or funds investing in interests in physical commodities, such as commodity futures contracts. Prices of commodities may fluctuate widely based on many factors, including: changing supply and demand relationships; general economic conditions; weather and other environmental conditions; acts of God; agricultural, fiscal and monetary governmental policies; national and international political and economic events; rates of inflation; and the emotions and psychology of the marketplace, which at times can be volatile and unrelated to more tangible factors. Investment in physical commodities may provide diversification benefits because changes in commodity prices may not be correlated with changes in prices for equity and fixed-income securities, but there can be no assurance that commodity prices will not move in the same direction as equity and fixed-income securities prices.

Concentration Risk

Another area of risk involves the potential concentration of an underlying fund’s assets in securities of a particular industry, group of industries, sector, or country. An underlying fund that concentrates in a single industry, group of industries, sector or country may be more susceptible to any single economic, market, political or regulatory occurrence that specifically affects that industry, group of industries, sector or country. Additionally, some industries or countries could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those industries or countries may have a material effect on the value of securities issued by companies in those industries or countries. Furthermore, an underlying fund that invests a substantial portion of its assets in related industries or sectors may have greater risk because companies in these industries or sectors may share common characteristics and may react similarly to market developments. As a result, the value of the share price of an underlying fund may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries, sectors or countries. The industries, sectors or countries in which an underlying fund may invest in more heavily will vary.

Derivative Investments

Some underlying funds may enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. An underlying fund may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. An underlying fund may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

As registered investment companies, the underlying funds are subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, an underlying fund must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, an underlying fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, an underlying fund is permitted to set aside liquid assets in an amount equal to the underlying fund’s daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect an underlying fund from losses, they may decrease overall return, and they could, in unusual circumstances, expose an underlying fund to losses that could be unlimited. An underlying fund’s performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, an

10	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

underlying fund’s returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. An underlying fund could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Emerging Market Investment Risk. Some underlying funds may invest in companies located in emerging market countries and regions. Investment in less developed countries whose markets are still developing generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Illiquid Securities

Some of the underlying funds may invest in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by an underlying fund that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless.

Initial Public Offerings Risk

Some of the underlying funds may invest in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, an underlying fund may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Junk Bond Investment Risk

Some underlying funds may invest in high-yield, high-risk securities (so-called “junk-bonds”), which are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the underlying fund would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities generally are not as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and an underlying fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Turnover Risk

The Series may, consistent with its investment policies, purchase and sell underlying funds (including ETFs) without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Series, including brokerage commissions and other transaction costs on the sale of ETFs and reinvestments in other ETFs. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	11

REIT Investment Risk

Some underlying funds may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If an underlying fund invests in new or unseasoned REIT issuers, it may be difficult or impossible for the fund to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Securities Selection Risk

There is the possibility that the specific securities held by an underlying fund will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the underlying fund advisor’s choice of portfolio securities.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment would be made by the underlying fund and no interest accrues to that underlying fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, an underlying fund may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

Distribution Plan

Each Phoenix Dynamic Series has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, each Phoenix Dynamic Series has entered into a Distribution Agreement relating to the Distribution Plan with Phoenix Equity Planning Corporation (the “Distributor”) located at One American Row, Hartford, CT 06102. The Distributor is an affiliate of the advisor, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Phoenix Dynamic Series assets to help finance the distribution of the shares of the Phoenix Dynamic Series.

Under the Distribution Plan, the Trust, on behalf of each Phoenix Dynamic Series, is permitted to pay to various service providers up to a total of 0.25% of the average daily net assets of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will

12	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

increase the cost of your investment and may cost you more than other types of sales charges.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

With respect to the Phoenix Dynamic Series, certain of the underlying funds in which the Series may invest may be more susceptible to Disruptive Trading because of the nature of their investments. Certain underlying funds may invest primarily in international securities or small and mid-cap securities. Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. To the extent that the Series invests in these types of funds, it may be exposed to these risks of Disruptive Trading. In addition, certain underlying funds may hold significant investments in high yield bonds, and those funds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. Therefore, to the extent that the Series invests in such underlying funds, the Series may be exposed to the effects of Disruptive Trading.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	13

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined. The Trust assesses 12b-1 fees for the distribution of shares of the Series.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days’ when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities (including ETFs) are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of investment companies (other than ETFs) are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the

14	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

Legal Proceedings about Morningstar Inc. and its Affiliates

On January 30, 2009, NewRiver, Inc. filed a lawsuit in the Superior Court of the Commonwealth of Massachusetts against Morningstar, Inc., an affiliate of Ibbotson, alleging that Morningstar inappropriately accessed a database containing SEC-filed mutual fund disclosure documents. On February 4, 2009, the case was removed to the United States District Court for the District of Massachusetts. NewRiver seeks, among other things, a permanent injunction preventing Morningstar from accessing NewRiver’s Prospectus Express “Web-based data warehouse,” and unspecified damages.

In February 2005, Morningstar Associates, LLC (“Morningstar Associates”), an affiliate of Ibbotson, received a request from the SEC for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

In January 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

In December 2004, Morningstar Associates received a subpoena from the New York Attorney General’s office seeking information and documents related to an investigation the New York Attorney General’s office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	15

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General’s office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General’s office should not institute proceedings. Morningstar Associates promptly submitted its explanation and has cooperated fully with the New York Attorney General’s office.

In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General subpoenas.

In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar Associates’ retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

Morningstar Associates cannot predict the scope, timing, or outcome of this matter, which may include the institution of administrative, civil, injunctive, or criminal proceedings, the imposition of fines and penalties, and other remedies and sanctions, any of which could lead to an adverse impact on its stock price, the inability to attract or retain key employees, and the loss of customers. Morningstar Associates also cannot predict what impact, if any, this matter may have on its business, operating results, or financial condition.

16	The Phoenix Dynamic Asset Allocation Series: Moderate Growth

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance since the Series’ inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Dynamic Asset Allocation Series: Moderate Growth

	Year Ended December 31,
	2009	2008	2007	2006
Net asset value, beginning of period	$7.93	$11.30	$10.72	$10.00
Income from investment operations
Net investment income (loss)	0.18 [1]	0.26 [1]	0.24 [1]	0.14
Net realized and unrealized gain (loss)	1.29	(3.15)	0.67	0.74

Total from investment operations	1.47	(2.89)	0.91	0.88

Less distributions
Dividends from net investment income	(0.18)	(0.23)	(0.20)	(0.14)
Distributions from net realized gains	—	(0.25)	(0.13)	(0.02)

Total distributions	(0.18)	(0.48)	(0.33)	(0.16)

Change in net asset value	1.29	(3.37)	0.58	0.72

Net asset value, end of period	$9.22	$7.93	$11.30	$10.72

Total return	18.65%	(25.60)%	8.50%	8.78%[3]
Ratios/supplemental data:
Net assets, end of period (000s)	$29,236	$21,998	$19,685	$9,364
Ratio to average net assets of:
Net operating expenses	0.65%[4,7]	0.70%	0.70%	0.70%[2]
Gross operating expenses (before waivers and reimbursements)	0.94%[4,7]	1.01%	1.11%	1.99%[2]
Net investment income	2.17%	2.60%	2.14%	3.20%[2]
Portfolio turnover rate	86%	177%	146%	106%[3]

[1]	Computed using average shares outstanding.

[2]	Annualized.

[3]	Not annualized.

[4]	Represents a blended operating expense ratio.

[7]	The expense ratio does not include fees and expenses associated with the underlying funds or series in which the Series invests in.

The Phoenix Dynamic Asset Allocation Series: Moderate Growth	17

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Dynamic Allocation Series: Moderate Growth (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068E © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Growth and Income Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Growth and Income Series	1

Phoenix Growth and Income Series

Fund Summary

Investment Objective

Capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Phoenix Growth and Income Series (the “Series”). The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.37%

Total Annual Series Operating Expenses[1]	1.07%

Expense Reimbursements[2]	(0.17%)

Net Annual Series Operating Expenses	0.90%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Growth and Income Series	$92	$323	$574	$1,290

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

❖	The Series will invest in equity securities, primarily common stocks. Under normal circumstances, the Series will invest at least 80% of its assets in equity securities.

❖

The Series invests in a diversified portfolio of securities of primarily U.S. companies. Under normal circumstances, the Series intends to be “fully invested” and will attempt to limit its holdings of cash and short-term investments to not more than 2% of its assets.

❖	The Series seeks to outperform the S&P 500® Index (S&P 500) in total return and dividend yield.

❖

The subadvisor employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2009, the market capitalization of companies included in the Russell 1000 Index was $15 million to $326 billion.

❖

The Series may invest up to 20% of its assets in securities of foreign (non-U.S.) issuers, which may be denominated in foreign currencies. However, under normal circumstances, the Series will not invest more than 10% of its total assets in securities of foreign issuers.

Principal Risks

The Series may outperform the S&P 500 but still have a negative return (i.e., the Series’ shares would decline in value). The Series may also underperform the S&P 500. The Series intends to be “fully invested” in equity securities. The net asset value of a Series that intends to be fully invested in securities will decrease more quickly if the value of such securities decreases as compared to a Series that holds larger cash positions.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Foreign Investment Risk

❖	Foreign Currency Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks.

The Phoenix Growth and Income Series	1

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 17.78% (quarter ended June 2009) and the lowest return for a quarter was
-20.13% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Growth and Income Series	23.50%	1.03%	-0.15%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Virtus Investment Advisers, Inc. (“Virtus”) is the subadvisor to the Series.

Portfolio Managers

Mr. Neel, Senior Vice President of Virtus, has managed the Series since March 23, 2009.

Mr. Dickerson, Senior Vice President of Virtus, has managed the Series since March 23, 2009.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

2	The Phoenix Growth and Income Series

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖	The Series will invest in equity securities, primarily common stocks. Under normal circumstances, the Series will invest at least 80% of its assets in equity securities.

❖

The Series invests in a diversified portfolio of securities of primarily U.S. companies. Under normal circumstances, the Series intends to be “fully invested” and will attempt to limit its holdings of cash and short-term investments to not more than 2% of its assets.

❖	The Series seeks to outperform the S&P 500® Index (S&P 500) in total return and dividend yield.

❖

The subadvisor employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index; however, the Series may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2009, the market capitalization of companies included in the Russell 1000 Index was $15 million to $326 billion.

❖

The Series may invest up to 20% of its assets in securities of foreign (non-U.S.) issuers, which may be denominated in foreign currencies. However, under normal circumstances, the Series will not invest more than 10% of its total assets in securities of foreign issuers.

More About Principal Risks

As noted above, the Series seeks to outperform the S&P 500® Index (S&P 500) in total return and dividend yield. The S&P 500 total return can be negative. When this happens, the Series may outperform the S&P 500 but still have a negative return (i.e., the Series’ shares would decline in value). The Series may also underperform the S&P 500. This Series intends to be “fully invested” in equity securities. The net asset value of a Series that intends to be fully invested in securities will decrease more quickly if the value of such securities decreases as compared to a Series that holds larger cash positions.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Foreign Investments. The Series may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

The Phoenix Growth and Income Series	3

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Virtus, which currently is not affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Virtus, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor to the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Virtus (formerly known as Phoenix Investment Counsel, Inc.) has served as the subadvisor to the Series since 2007, and previously served as the investment advisor to the Series. Virtus is responsible for the Series’ day-to-day portfolio management. Virtus was an affiliate of PVA until December 31, 2008, when The Phoenix Companies, Inc., the ultimate parent company of PVA, “spun off” the asset management segment of its business to shareholders of The Phoenix Companies, Inc. Virtus has acted as an investment advisor for over seventy years. Virtus acts as investment advisor and subadvisor for other mutual funds and to institutional clients. As of December 31, 2009, Virtus had approximately $13.3 billion in assets under management. Virtus is located at 100 Pearl Street, Ninth Floor, Hartford, Connecticut 06103.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.70% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Virtus for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

4	The Phoenix Growth and Income Series

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Since March 23, 2009, Carlton Neel and David Dickerson have managed the equity investments of the Series and they are jointly and primarily responsible for the day-to-day management of the Series’ equity investments.

Mr. Neel is a Senior Vice President of Virtus, as well as of Euclid Advisors, LLC (“Euclid”) and Zweig Advisers, LLC (“ZA”), which are affiliates of Virtus. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. Mr. Neel has been with Euclid and ZA since April 2003 and was previously employed by ZA from 1995 until July 2002.

Mr. Dickerson is a Senior Vice President of Virtus, Euclid and ZA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. Mr. Dickerson has been with Euclid and ZA since April 2003 and was previously employed by ZA from 1993 until July 2002.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange traded funds (ETFs) The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns. The Series engages in derivatives transactions primarily for hedging purposes.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

The Phoenix Growth and Income Series	5

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the

6	The Phoenix Growth and Income Series

collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are not frequently diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries.

Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk

The Series may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate

The Phoenix Growth and Income Series	7

insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖	dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request. Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

8	The Phoenix Growth and Income Series

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer;

The Phoenix Growth and Income Series	9

(vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value.

Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

10	The Phoenix Growth and Income Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Growth and Income Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.45	$14.94	$14.51	$12.52	$12.07
Income from investment operations
Net investment income (loss)	0.13 [1]	0.19 [1]	0.16 [1]	0.16 [1]	0.13 [1]
Net realized and unrealized gain (loss)	2.07	(5.35)	0.81	1.98	0.45

Total from investment operations	2.20	(5.16)	0.97	2.14	0.58

Less distributions
Dividends from net investment income	(0.16)	(0.17)	(0.15)	(0.15)	(0.13)
Distributions from net realized gains	—	(0.16)	(0.39)	—	—

Total distributions	(0.16)	(0.33)	(0.54)	(0.15)	(0.13)

Change in net asset value	2.04	(5.49)	0.43	1.99	0.45

Net asset value, end of period	$11.49	$9.45	$14.94	$14.51	$12.52

Total return	23.50%	(34.93)%	6.66%	17.18%	4.80%
Ratios/supplemental data:
Net assets, end of period (000s)	$90,300	$85,111	$159,074	$167,529	$141,038
Ratio to average net assets of:
Net operating expenses	0.94%	0.85%	0.85%	0.91%[4]	0.95%
Gross operating expenses (before waivers and reimbursements)	1.11%	0.99%	0.95%	0.97%	0.99%
Net investment income	1.35%	1.51%	1.03%	1.17%	1.04%
Portfolio turnover rate	109%	56%	44%	37%	44%

[1]	Computed using average shares outstanding.

The Phoenix Growth and Income Series	11

[LOGO]

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix-Van Kampen Comstock Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068F © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Mid-Cap Growth Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Mid-Cap Growth Series	1

Phoenix Mid-Cap Growth Series

Fund Summary

Investment Objective

Capital Appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Mid-Cap Growth Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.43%

Total Annual Series Operating Expenses[1]	1.23%

Expense Reimbursements[2]	(0.13%)

Net Annual Series Operating Expenses	1.10%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.30% of the Series’ average net assets. This expense limitation agreement is effective through at least April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Mid-Cap Growth Series	$112	$377	$663	$1,477

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series will invest in equity securities, primarily common stocks of growth companies. Under normal circumstances the Series will invest at least 80% of its assets in equity securities of companies that, at the time of initial purchase by the Series, had market capitalizations within the range of companies included in the Russell Midcap Growth® Index.

❖

The subadvisor manages the investments of the Series by selecting securities of companies that meet certain fundamental standards and that the subadvisor believes have the potential for above average market appreciation. In evaluating companies’ potential for market appreciation, the subadvisor seeks companies that it believes will demonstrate greater long-term earnings growth than the average company included in the Russell Midcap Growth® Index. The strategy is based on the subadvisor’s view that growth in a company’s earnings will correlate with growth in the price of its stock.

❖	Within the universe of mid-cap companies, the subadvisor seeks to identify companies that have the most attractive earnings prospects and favorable valuations, regardless of size.

❖

Although the Series stresses long-term earnings growth potential, the subadvisor may buy securities in anticipation of short-term price gains. This practice may increase the Series’ overall trading volume and portfolio turnover rate, especially if prices do not rise as expected.

❖

The Series may invest up to 20% of its assets in securities of foreign (non-U.S.) issuers, which may be denominated in foreign currencies. Foreign investment will be primarily through American Depositary Receipts (ADRs).

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The Series may buy securities that it anticipates will rise in price over a short period of time with the expectation that the securities will then be sold. If the securities do not perform as expected, gains will not be as high as anticipated. Each time a security is bought or sold, the Series incurs transaction costs, which may result in higher overall costs to the Series.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Foreign Investment Risk

The Phoenix Mid-Cap Growth Series	1

❖	Growth Stock Investment Risk

❖	Market Risk

❖	Medium and Small Market Capitalization Risk

❖	Portfolio Turnover Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Foreign Investment Risk. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Medium and Small Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

Portfolio Turnover Risk. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (S&P 500® Index) and another index that reflects the market sectors in which the Series invests (Russell Midcap Growth® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 24.49% (quarter ended March 2000) and the lowest return for a quarter was -27.20% (quarter ended September 2001).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Mid-Cap Growth Series	30.33%	-0.54%	-2.61%
S&P 500® Index (does not reflect fees or expenses)	26.46	0.42	0.96
Russell Midcap Growth® Index (does not reflect fees or expenses)	46.29	2.40	-0.52

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Neuberger Berman Management LLC (“Neuberger”) is the subadvisor to the Series.

Portfolio Manager

Kenneth Turek, CFA, Vice President of Neuberger, has managed the Series since 2007.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of

2	The Phoenix Mid-Cap Growth Series

the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series will invest in equity securities, primarily common stocks of growth companies. Under normal circumstances the Series will invest at least 80% of its assets in equity securities of companies that, at the time of initial purchase by the Series, had market capitalizations within the range of companies included in the Russell Midcap Growth® Index.

The Series may, at times, have investments in companies with higher or lower market capitalizations. At December 31, 2009, the market capitalization range of companies in the Russell Midcap Growth® Index was from $1 billion to $17.7 billion.

❖

The subadvisor manages the investments of the Series by selecting securities of companies that meet certain fundamental standards and that the subadvisor believes have the potential for above average market appreciation. In evaluating companies’ potential for market appreciation, the subadvisor seeks companies that it believes will demonstrate greater long-term earnings growth than the average company included in the Russell Midcap Growth® Index. The strategy is based on the subadvisor’s view that growth in a company’s earnings will correlate with growth in the price of its stock.

❖

Within the universe of mid-cap companies, the subadvisor seeks to identify companies that have the most attractive earnings prospects and favorable valuations, regardless of size. Generally, however, a portion of the Series’ portfolio will be invested in larger, well-known companies that have established histories of profitability and/or dividend payment.

❖

Although the Series stresses long-term earnings growth potential, the subadvisor may buy securities in anticipation of short-term price gains. This practice may increase the Series’ overall trading volume and portfolio turnover rate, especially if prices do not rise as expected.

❖

The Series may invest up to 20% of its assets in securities of foreign (non-U.S.) issuers, which may be denominated in foreign currencies. Foreign investment will be primarily through American Depositary Receipts (ADRs).

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The Series may buy securities that it anticipates will rise in price over a short period of time with the expectation that the securities will then be sold. If the securities do not perform as expected, gains will not be as high as anticipated. Each time a security is bought or sold, the Series incurs transaction costs, which may result in higher overall costs to the Series.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Foreign Investment Risk. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other

The Phoenix Mid-Cap Growth Series	3

securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Growth Stock Investment Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Medium and Small Market Capitalization Risk. The Series may be more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with smaller capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on smaller capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Portfolio Turnover Risk. The Series may, consistent with its investment policies, purchase and sell securities without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Neuberger, which is not affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Neuberger, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

4	The Phoenix Mid-Cap Growth Series

PVA began operations as an investment advisor in 1999. Serving as the investment advisor to the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Neuberger is the subadvisor to the Series and is located at 605 Third Avenue, 21st Floor, New York, NY 10158-0180. Neuberger and its affiliates continue an asset management business that began in 1939 and, as of December 31, 2009, had approximately $172.9 million in assets under management.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.80% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Neuberger for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.30% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Kenneth Turek, CFA, is responsible for the day-to-day management of the assets of the Series. He is a Vice President of Neuberger and managing director of Neuberger. Mr. Turek is portfolio manager on the Growth Equity team. He joined the firm in 2002.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in mid-capitalization equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not achieve its investment objectives.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

The Phoenix Mid-Cap Growth Series	5

Government Securities Investment Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Larger Market Capitalization Risk

Although the Series focuses on mid-cap securities, it may invest in securities with larger market capitalizations. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in a rising market as the value of a fund that invests exclusively in companies with smaller market capitalizations.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

6	The Phoenix Mid-Cap Growth Series

Repurchase Agreements

The Series may invest in repurchase agreements. A repurchase agreement is a transaction where the Series buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series may never receive the purchase price or it may be delayed or limited.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Because the Series invests primarily in mid-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of mid-cap securities.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between

The Phoenix Mid-Cap Growth Series	7

the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to

8	The Phoenix Mid-Cap Growth Series

materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Mid-Cap Growth Series	9

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Mid-Cap Growth Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.27	$16.40	$13.46	$12.93	$12.41
Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.10)[1]	(0.11)[1]	(0.09)[1]	(0.09)[1]
Net realized and unrealized gain (loss)	2.86	(7.03)	3.05	0.62	0.61

Total from investment operations	2.81	(7.13)	2.94	0.53	0.52

Less distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Change in net asset value	2.81	(7.13)	2.94	0.53	0.52

Net asset value, end of period	$12.08	$9.27	$16.40	$13.46	$12.93

Total return	30.33%	(43.47)%	21.80%	4.13%	4.18%
Ratios/supplemental data:
Net assets, end of period (000s)	$49,399	$40,124	$87,253	$89,512	$47,162
Ratio to average net assets of:
Net operating expenses	1.10%	1.10%	1.05%	1.13%[4]	1.15%
Gross operating expenses (before waivers and reimbursements)	1.23%	1.10%	1.05%	1.14%	1.21%
Net investment income	(0.51)%	(0.75)%	(0.73)%	(0.72)%	(0.76)%
Portfolio turnover rate	73%	64%	149%	80%	178%

[1]	Computed using average shares outstanding.

10	The Phoenix Mid-Cap Growth Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Mid-Cap Growth Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068G © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Multi-Sector Fixed Income Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Multi-Sector Fixed Income Series	1

Phoenix Multi-Sector Fixed Income Series

Fund Summary

Investment Objective

Long-term total return.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Multi-Sector Fixed Income Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.50%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.34%

Total Annual Series Operating Expenses[1]	0.84%

Expense Reimbursements[2]	(0.09)%

Net Annual Series Operating Expenses	0.75%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Multi-Sector Fixed Income Series	$77	$259	$457	$1,029

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series invests primarily in a portfolio of fixed-income securities. Under normal circumstances, the Series will invest at least 80% of its assets in various sectors of the fixed-income securities market.

❖	The subadvisor will invest in any of several sectors of the fixed-income securities market:
•	high-yield (high-risk) fixed-income securities (also known as “junk-bonds”) (limit of 50% of the assets of the Series);
•	high quality fixed-income securities;
•	U.S. and foreign debt obligations (limit of 50% of the assets of the Series in foreign debt obligations);
•	obligations issued or guaranteed by the United States or foreign governments, state or municipal governments, or any of their agencies or instrumentalities; and
•	mortgage-backed and asset-backed securities.

❖

Securities are selected using a sector-rotation approach. The subadvisor seeks to adjust the proportion of Series investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadvisor for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff.

❖

The Series generally will be invested in each market sector, but may also invest any amount of its assets (except for the limits above) in any one sector and may choose not to invest in certain sectors.

❖	The subadvisor seeks to match the average modified adjusted duration of the Series’ portfolio to that of the Barclays Capital Aggregate Bond Index.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal. The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Fixed Income Securities Investment Risk
•	Interest Rate Risk
•	Credit Risk

The Phoenix Multi-Sector Fixed Income Series	1

❖	Foreign Investment Risk
•	Emerging Market Investment Risk
•	Foreign Currency Risk

❖	Government Securities Investment Risk

❖	Junk Bond Investment Risk

❖	Market Risk

❖	Mortgage-Backed and Asset-Backed Securities Investment Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Foreign Investment Risk. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Emerging Market Risk. Investment in less-developed countries whose markets are still emerging generally presents the same risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems.

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively.

Government Securities Investment Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations (or the

Series’ shares) will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Junk Bond Investment Risk. High-yield, high-risk securities (so-called “junk-bonds”) are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. The junk-bond market can experience sudden and sharp price swings.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Mortgage-Backed and Asset-Backed Securities Investment Risk. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from mortgage-backed and asset-backed securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest these proceeds at a lower interest rate, causing the Series to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These

2	The Phoenix Multi-Sector Fixed Income Series

securities have no explicit or implicit government guarantees and may involve significant credit risk. In addition, depending on market conditions, such securities may be illiquid or the Series may not be able to secure a market value for the securities.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the 10-year period shown in the chart, the highest return for a quarter was 15.10% (quarter ended June 2009) and the lowest return for a quarter was
-11.35% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Multi-Sector Fixed Income Series	40.13%	5.34%	7.03%
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees or expenses)	5.93	4.97	6.33

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Goodwin Capital Advisers, Inc. (“Goodwin”) is the subadvisor to the Series.

Portfolio Manager

David L. Albrycht, CFA, Executive Managing Director at Goodwin, has managed the portfolio since 1991.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series invests primarily in a portfolio of fixed-income securities. Under normal circumstances, the Series will invest at least 80% of its assets in various sectors of the fixed-income securities market.

❖	The subadvisor will invest in any of several sectors of the fixed-income securities market:
•	high-yield (high-risk) fixed-income securities (sometimes referred to as “junk-bonds”);
•	high quality fixed-income securities;
•	U.S. and foreign debt obligations;
•	obligations issued or guaranteed by the United States or foreign governments, state or municipal governments, or any of their agencies or instrumentalities; and
•	mortgage-backed and asset-backed securities.

❖

Securities are selected using a sector-rotation approach. The subadvisor seeks to adjust the proportion of Series investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadvisor for attractive values. Securities within sectors are selected based on general

The Phoenix Multi-Sector Fixed Income Series	3

economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff.

❖

The Series generally will be invested in each market sector, but may also invest any amount of its assets (except for the junk-bond and foreign-debt limits shown below) in any one sector and may choose not to invest in certain sectors.

❖	The Series may invest up to 50% of its assets in high-yield (high-risk) corporate fixed-income securities (Junk Bonds).

❖	The Series may invest up to 50% of its assets in debt obligations of foreign (non-U.S.) issuers. Issuers may be in established- and emerging-market countries.

❖

The subadvisor seeks to match the average modified adjusted duration of the Series’ portfolio to that of the Barclays Capital Aggregate Bond Index. On December 31, 2009 the modified adjusted duration of the Barclays Capital Aggregate Bond Index was      years.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in bonds. As a result, the Series may not achieve its investment objectives.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the

Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Foreign Investment Risk. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing.

Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Emerging Market Risk. The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic

4	The Phoenix Multi-Sector Fixed Income Series

companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Government Securities Investment Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations (or the Series’ shares) will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Junk Bond Investment Risk. High-yield, high-risk securities (so-called “junk-bonds”) are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Mortgage-Backed and Asset-Backed Securities Investment Risk. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

In addition, certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from mortgage-backed and other asset-backed securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest these proceeds at a lower interest rate, causing the Series to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates. Certain mortgage-backed and asset-backed securities are subject to credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the Series. In addition, whether rated or not, depending on market conditions, such securities may be illiquid or the Series may not be able to secure a market value for the securities.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

The Phoenix Multi-Sector Fixed Income Series	5

Management of the Series

The Advisor

PVA has served as the investment advisor to the Series since August 1, 2007.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Goodwin, which is affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Goodwin, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisors

Goodwin has served as the subadvisor to the Series since August 1, 2007. Goodwin, an affiliate of PVA, acts as subadviser for a number of mutual fund series and manages fixed income assets for individuals and institutions. Goodwin had approximately $15.1 billion in assets under management as of December 31, 2009. Goodwin’s principal offices are located at One American Row, Hartford, Connecticut 06102-5056.

Goodwin has entered into a limited services sub-subadvisory agreement with Virtus Investment Advisers, Inc. (“Virtus”).

Virtus provides recommendations to Goodwin related to the Series’ purchase and sale of municipal securities. As of December 31, 2009, Virtus had $13.1 billion in assets under management. Virtus is located at 100 Pearl Street, Ninth Floor, Hartford, Connecticut 06103.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.50% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Goodwin for the management services it provides to the Series. Goodwin, out of its fee, pays Virtus for the limited sub-subadvisory services it provides to the Series (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Goodwin

David L. Albrycht CFA, Executive Managing Director of the Goodwin multi-sector fixed income team. He is the lead portfolio manager of three fixed income mutual funds (Virtus Multi-Sector Short Term Bond Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Low Duration Core Plus Bond Fund), the fixed income portions of two balanced funds (Virtus Balanced Fund and Virtus Income & Growth Fund) and certain other series of the Trust. Mr. Albrycht has managed Phoenix fixed income portfolios since 1991.

Virtus

Timothy M. Heaney, CFA, is a member of the Virtus fixed-income team, specializing in both taxable and tax-exempt municipal bonds. He continues to manage tax-exempt and taxable multi-sector institutional portfolios for Goodwin as well as acting as co-portfolio manager for a closed-end fund of Virtus’ affiliated manager Duff & Phelps Management Corp. He joined the firm in 2009. Previously, he was a portfolio manager and an investment analyst specializing in fixed-income credit research for Goodwin. He began his career as a senior credit analyst in the commercial lending division of Connecticut National Bank. He has provided investment advice to the Series since October 16, 2009.

6	The Phoenix Multi-Sector Fixed Income Series

Lisa H. Leonard is a portfolio manager with the Virtus fixed-income team, specializing in taxable and tax-exempt municipal bonds. Ms. Leonard is also a portfolio manager for the municipal bond area for Virtus Investment Advisors, Inc., affiliate, Duff & Phelps Investment Management Co. She joined the firm in 2009. Previously, she was an investment analyst specializing in municipal fixed-income credit research, director of investment operations and a fixed-income trader for Goodwin. She began her career as a municipal finance analyst with Connecticut Bank & Trust. She has provided investment advice to the Series since October 16, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in fixed income securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies or exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns. The Series engages in derivatives transactions primarily for hedging purposes.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some

The Phoenix Multi-Sector Fixed Income Series	7

derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Securities Risk

From time to time, the Series may invest in equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to

8	The Phoenix Multi-Sector Fixed Income Series

accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Series and no interest accrues to the Series. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, the Series may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

The Phoenix Multi-Sector Fixed Income Series	9

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before

10	The Phoenix Multi-Sector Fixed Income Series

the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Multi-Sector Fixed Income Series	11

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Multi-Sector Fixed Income Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.86	$9.09	$9.25	$9.14	$9.43
Income from investment operations
Net investment income (loss)	0.57 [1]	0.57 [1]	0.53 [1]	0.52 [1]	0.50 [1]
Net realized and unrealized gain (loss)	2.15	(2.15)	(0.19)	0.09	(0.34)
Payment by affiliate	—	—	—	—	—

Total from investment operations	2.72	(1.58)	0.34	0.61	0.16

Less distributions
Dividends from net investment income	(0.60)	(0.65)	(0.50)	(0.50)	(0.45)
Distributions from net realized gains	—	—	—	—	—

Total distributions	(0.60)	(0.65)	(0.50)	(0.50)	(0.45)

Change in net asset value	2.12	(2.23)	(0.16)	0.11	(0.29)

Net asset value, end of period	$8.98	$6.86	$9.09	$9.25	$9.14

Total return	40.13%	(17.93)%	3.71%	6.84%	1.78%
Ratios/supplemental data:
Net assets, end of period (000s)	$206,107	$172,901	$250,867	$245,750	$239,097
Ratio to average net assets of:
Net operating expenses	0.75%	0.75%	0.74%	0.74%	0.75%
Gross operating expenses (before waivers and reimbursements)	0.84%	0.76%	0.74%	0.74%	0.75%
Net investment income	7.06%	6.69%	5.65%	5.60%	5.37%
Portfolio turnover rate	72%	72%	94%	90%	91%

[1]	Computed using average shares outstanding.

12	The Phoenix Multi-Sector Fixed Income Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Multi-Sector Fixed-Income Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068J © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Multi-Sector Short Term Bond Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Multi-Sector Short Term Bond Series	1

Phoenix Multi-Sector Short Term Bond Series

Fund Summary

Investment Objective

The Phoenix Multi-Sector Short Term Bond Series (the “Series”) has a primary objective to provide high current income while attempting to limit changes in the Series’ net asset value per share caused by interest rate changes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses[1]	1.01%

Expense Reimbursements[2]	(0.30%)

Net Annual Series Operating Expenses	0.71%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Multi-Sector Short Term Bond Series	$73	$292	$529	$1,209

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

❖

Under normal circumstances, the Series invests at least 80% of its assets in bonds. “Bonds” are fixed income debt obligations of various types of issuers. In general, the Series invests in investment-grade securities. The Series may continue to hold securities whose credit quality falls below investment grade.

❖	The Series seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;
•	Investment-grade securities; and
•	High yield-high risk securities (also called junk bonds) (up to 35% of its assets).

It is expected that the portfolio will have an expected weighted average maturity of three years or less.

❖	The Series may invest in any of these sectors or may not invest in a sector at all.

❖

Securities are selected using a sector rotation approach. The subadvisor seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadvisor for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff.

❖

The Series is managed in accordance with a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. The subadvisor intends to maintain the duration of the Series at a level similar to that of its benchmark, the Merrill Lynch Medium Quality Corporate Short-Term Bond Index, rather than attempt to predict interest rate changes.

The Phoenix Multi-Sector Short Term Bond Series	1

Principal Risks

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for Series investment. Neither the Series nor the subadvisor can assure you that a particular level of income will consistently be achieved or that the value of the Series’ investments that support your share value will increase. If the value of the Series’ investments decreases, your share value will decrease.

The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are:

❖	Fixed Income Securities Investment Risk
•	Interest Rate Risk
•	Credit Risk

❖	Foreign Investment Risk
•	Emerging Market Investment Risk
•	Foreign Currency Risk

❖	Government Securities Investment Risk

❖	Junk Bond Investment Risk

❖	Market Risk

❖	Mortgage-Backed and Asset-Backed Securities Investment Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Foreign Investment Risk. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Emerging Market Risk. Investment in less-developed countries whose markets are still emerging generally presents the same risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems.

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively.

Government Securities Investment Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations (or the Series’ shares) will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Junk Bond Investment Risk. High-yield, high-risk securities (so-called “junk-bonds”) are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. The junk-bond market can experience sudden and sharp price swings.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Mortgage-Backed and Asset-Backed Securities Investment Risk. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

2	The Phoenix Multi-Sector Short Term Bond Series

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from Mortgage-backed and Asset-backed securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest these proceeds at a lower interest rate, causing the Series to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates.

Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk. In addition, depending on market conditions, such securities may be illiquid or the Series may not be able to secure a market value for the securities.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the Barclays Capital U.S. Aggregate Bond Index) and another index that reflects the market sectors in which the Series invests. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

During the period shown in the chart, the highest return for a quarter was 11.68% (quarter ended June 2009) and the lowest return for a quarter was -8.00% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	Since June 2, 2003
Phoenix Multi-Sector Short Term Bond Series	32.07%	5.46%	5.41%
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees or expenses)	5.93%	4.97%	4.45%
Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index (does not reflect fees or expenses)	16.62%	4.54%	4.00%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Goodwin Capital Advisers, Inc. (“Goodwin”) is the subadvisor to the Series.

Portfolio Managers

David L. Albrycht, CFA, Executive Managing Director at Goodwin, has managed the portfolio since 2003.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying

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investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

Under normal circumstances, the Series invests at least 80% of its assets in bonds. “Bonds” are fixed income debt obligations of various types of issuers. In general, the Series invests in investment-grade securities which are rated at the time of investment BBB or above by Standard and Poor’s Corporation (S&P) or Duff & Phelps Credit Rating Company (D&P) or Baa or above by Moody’s Investor’s Services, Inc. (Moody’s) or unrated securities determined by the subadvisor to be of the same comparable quality. The Series may continue to hold securities whose credit quality falls below investment grade.

❖	The Series seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;
•	Investment-grade securities; and
•	High yield-high risk securities (also called junk bonds).

It is expected that the portfolio will have an expected weighted average maturity of three years or less:

❖	The Series may invest in any of these sectors or may not invest in a sector at all.

❖

Securities are selected using a sector rotation approach. The subadvisor seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadvisor for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff.

❖

The Series is managed in accordance with a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. The subadvisor intends to maintain the duration of the Series at a level similar to that of its benchmark, the Merrill Lynch Medium Quality Corporate Short-Term Bond Index, rather than attempt to predict interest rate changes.

❖	The Series may invest up to 35% of its assets in high-yield (high-risk) corporate fixed income securities (Junk Bonds).

More About Principal Risks

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for Series investment. Neither the Series nor the subadvisor can assure you that a particular level of income will consistently be achieved or that the value of the Series’ investments that support your share value will increase. If the value of the Series’ investments decreases, your share value will decrease.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Foreign Investment Risk. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For

4	The Phoenix Multi-Sector Short Term Bond Series

example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Emerging Market Risk. The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Government Securities Investment Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations (or the Series’ shares) will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Junk Bond Investment Risk. High-yield, high-risk securities (so-called “junk-bonds”) are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Mortgage-Backed and Asset-Backed Securities Investment Risk. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

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In addition, certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from mortgage-backed and other asset-backed securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest these proceeds at a lower interest rate, causing the Series to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates. Certain mortgage-backed and asset-backed securities are subject to credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the Series. In addition, whether rated or not, depending on market conditions, such securities may be illiquid or the Series may not be able to secure a market value for the securities.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Goodwin, which is affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Goodwin, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisors

Goodwin has served as the subadvisor to the Series since August 1, 2007. Goodwin, an affiliate of PVA, acts as subadviser for a number of mutual fund series and manages fixed income assets for individuals and institutions. Goodwin had approximately $15.1 billion in assets under management as of December 31, 2009. Goodwin’s principal offices are located at One American Row, Hartford, Connecticut 06102-5056.

Goodwin has entered into a limited services sub-subadvisory agreement with Virtus Investment Advisers, Inc. (“Virtus”). Virtus provides recommendations to Goodwin related to the Series’ purchase and sale of municipal securities. As of December 31, 2009, Virtus had $13.1 billion in assets under management. Virtus is located at 100 Pearl Street, Ninth Floor, Hartford, Connecticut 06103.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.50% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Goodwin for the management services it provides to the Series. Goodwin, out of its fee, pays Virtus for the limited sub-subadvisory services it provides to the Series (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series

6	The Phoenix Multi-Sector Short Term Bond Series

(excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Goodwin

David L. Albrycht, CFA, Executive Managing Director of the Goodwin multi-sector fixed income team. He is the lead portfolio manager of three fixed income mutual funds (Virtus Multi-Sector Short Term Bond Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Senior Floating Rate Fund) and certain other series of the Trust. Mr. Albrycht has managed Phoenix fixed income portfolios since 1991.

Virtus

Timothy M. Heaney, CFA, is a member of the Virtus fixed-income team, specializing in both taxable and tax-exempt municipal bonds. He continues to manage tax-exempt and taxable multi-sector institutional portfolios for Goodwin as well as acting as co-portfolio manager for a closed-end fund of Virtus’ affiliated manager Duff & Phelps Management Corp. He joined the firm in 2009. Previously, he was a portfolio manager and an investment analyst specializing in fixed-income credit research for Goodwin. He began his career as a senior credit analyst in the commercial lending division of Connecticut National Bank. He has provided investment advice to the Series since October 16, 2009.

Lisa H. Leonard is a portfolio manager with the Virtus fixed-income team, specializing in taxable and tax-exempt municipal bonds. Ms. Leonard is also a portfolio manager for the municipal bond area for Virtus Investment Advisors, Inc., affiliate, Duff & Phelps Investment Management Co. She joined the firm in 2009. Previously, she was an investment analyst specializing in municipal fixed-income credit research, director of investment operations and a fixed-income trader for Goodwin. She began her career as a municipal finance analyst with Connecticut Bank & Trust. She has provided investment advice to the Series since October 16, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in bonds is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies or exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments

While the subadvisor does not intend to take defensive positions by temporarily holding a substantial portion of the Series’ assets in cash or similar investments, the Series will normally hold a small portion of its assets in these investments. In certain circumstances, such as to meet redemption requests or when the subadvisor has not yet had an opportunity to invest recent inflows in accordance with the Series’ investment objective and strategies, the Series’ holdings in cash or similar investments will increase. In other words, the Series may not always be fully invested in bonds. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in bonds.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

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The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns. The Series engages in derivatives transactions primarily for hedging purposes.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Securities Risk

From time to time, the Series may invest in equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange- traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds;

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(iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Series and no interest accrues to the Series. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, the Series may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of

The Phoenix Multi-Sector Short Term Bond Series	9

income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to

10	The Phoenix Multi-Sector Short Term Bond Series

the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of

The Phoenix Multi-Sector Short Term Bond Series	11

the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

12	The Phoenix Multi-Sector Short Term Bond Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Multi-Sector Short Term Bond Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.23	$9.87	$10.01	$9.93	$10.16
Income from investment operations
Net investment income (loss)	0.57 [1]	0.54 [1]	0.53 [1]	0.49 [1]	0.45 [1]
Net realized and unrealized gain (loss)	2.03	(1.63)	(0.13)	0.06	(0.31)
Payment by affiliate	—	—	—	—	—

Total from investment operations	2.60	(1.09)	0.40	0.55	0.14

Less distributions
Dividends from net investment income	(0.68)	(0.55)	(0.54)	(0.47)	(0.37)
Distributions from net realized gains	—	—	—	—	—

Total distributions	(0.68)	(0.55)	(0.54)	(0.47)	(0.37)

Change in net asset value	1.92	(1.64)	(0.14)	0.08	(0.23)

Net asset value, end of period	$10.15	$8.23	$9.87	$10.01	$9.93

Total return	32.07%	(11.35)%	3.99%	5.71%	1.36%
Ratios/supplemental data:
Net assets, end of period (000s)	$33,352	$40,626	$44,168	$46,663	$47,534
Ratio to average net assets of:
Net operating expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross operating expenses (before waivers and reimbursements)	1.00%	0.85%	0.82%	0.88%	0.98%
Net investment income	6.11%	5.66%	5.23%	4.92%	4.45%
Portfolio turnover rate	77%	96%	73%	87%	91%

[1]	Computed using average shares outstanding.

The Phoenix Multi-Sector Short Term Bond Series	13

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Multi-Sector Short Term Bond Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068K © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Mid-Cap Value Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Mid-Cap Value Series	1

Phoenix Mid-Cap Value Series

Fund Summary

Investment Objective

Long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Mid-Cap Value Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	1.05%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.38%

Total Annual Series Operating Expenses[1]	1.43%

Expense Reimbursements[2]	(0.13)%

Net Annual Series Operating Expenses	1.30%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Mid-Cap Value Series	$132	$440	$769	$1,702

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies with medium market capitalizations. For purposes of the Series, medium market capitalization companies are those with market capitalizations between $500 million and $10 billion at the time of initial purchase.

❖

The Series primarily invests directly in common stocks of mid-cap companies, but may also invest in shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”).

❖

The Series invests in approximately 45-65 securities that are well diversified among market sectors. In selecting investments for the Series, the subadvisor utilizes a value style of investing and selects common stocks that it believes are currently undervalued in the market. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates.

❖

The subadvisor has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Series. The subadvisor will not necessarily sell a security that has appreciated or depreciated outside the Series’ target capitalization range.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Market Risk

❖	Medium and Small Market Capitalization Risk

❖	MLP Risk

❖	Other Investment Company Risk

❖	REIT Investment Risk

❖	Royalty Trust Risk

The Phoenix Mid-Cap Value Series	1

❖	Securities Selection Risk

❖	Value Investing Risk

The following is a summary of each of these principal risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Medium and Small Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

MLP Risk. Investing in a MLP may involve greater risk than investing in a corporation. State law may afford fewer protections to investors in a MLP than to investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.

Other Investment Company Risk. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the subadvisor may not be able to liquidate the Series’ holdings at the most optimal time, which could adversely affect the Series’ performance.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

REIT Investment Risk. Investing in REITs involves the risks generally associated with the real estate industry and also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Royalty Trust Risk. Because a royalty trust generally acquires an interest in natural resource companies or chemical companies, a sustained decline in demand for these resources or chemicals could adversely affect income and royalty trust revenues and cash flows. A rising interest rate environment could adversely impact the performance of royalty trusts. Similar to REITs, the Series’ investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Series expenses.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Value Investing Risk. The Series invests in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and another index that reflects the market sectors in which the Series invests (Russell 2500® Value Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

2	The Phoenix Mid-Cap Value Series

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 22.03% (quarter ended June 2009) and the lowest return for a quarter was
-26.90% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Mid-Cap Value Series	32.63%	1.57%	9.21%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%
Russell 2500® Value Index (does not reflect fees or expenses)	27.68%	0.84%	8.18%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Westwood Management Corp. (“Westwood”) is the subadvisor to the Series.

Portfolio Managers

Ms. Susan M. Byrne, Chairman and Chief Investment Officer at Westwood, has served on the portfolio team for the Series since May 2009.

Ms. Kellie R. Stark, CFA, Senior Vice President at Westwood, has served on the portfolio team for the Series since May 2009.

Mr. David S. Spika, CFA, Vice President and Investment Strategist at Westwood, has served on the portfolio team for the Series since May 2009.

Mr. Ragen R. Stienke, CFA, Vice President and Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Mr. Grant L. Taber, CFA, Vice President and Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies with medium market capitalizations. For purposes of the Series, medium market capitalization companies are those with market capitalizations between $500 million and $10 billion at the time of initial purchase.

❖

The Series primarily invests directly in common stocks of mid-cap companies, but may also invest in shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”).

❖

The Series may acquire ETFs or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An ETF is an investment company, the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

❖

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income

The Phoenix Mid-Cap Value Series	3

primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

❖

Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust.

❖

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects.

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The Series invests in approximately 45-65 securities that are well diversified among market sectors. In selecting investments for the Series, the subadvisor utilizes a value style of investing and selects common stocks that it believes are currently undervalued in the market. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates.

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The subadvisor has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Series. The subadvisor will not necessarily sell a security that has appreciated or depreciated outside the Series’ target capitalization range.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Medium and Small Market Capitalization Risk. The Series invests in companies with medium and medium to small capitalizations, which make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict.

Companies with smaller capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on smaller capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

MLP Risk. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Investing in a MLP may involve greater risk than investing in a corporation. State law may afford fewer protections to investors in a MLP than to investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Other Investment Company Risk. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the subadvisor may not be able to liquidate the Series’ holdings at the most optimal time, which could adversely affect the Series’ performance.

The shares of an ETF may trade at a premium or discount to their net asset value. In other words, the market value of an ETF

4	The Phoenix Mid-Cap Value Series

may differ from the shares’ net asset value. The net asset value of ETF shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of an ETF fluctuates with changes in market supply and demand for the ETF’s shares as well as changes in net asset value.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

REIT Investment Risk. Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Royalty Trust Risk. Because a royalty trust generally acquires an interest in natural resource companies or chemical companies, a sustained decline in demand for the resources or chemicals, such as crude oil, natural gas and refined petroleum products, could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Similar to REITs, the Series’ investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Series expenses.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Value Investing Risk. The Series invests in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Westwood to serve as subadvisor and perform the day-to-day management of the Series. Westwood, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Phoenix Mid-Cap Value Series	5

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Westwood is the subadvisor to the Series. Westwood is a New York corporation formed in 1983 and is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of December 31, 2009, Westwood had approximately $10.2 billion in assets under management.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 1.05% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Westwood for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

The Series is managed by a portfolio management team. The subadvisor also manages institutional separate accounts and is the adviser/subadviser to other mutual funds. The investment process is the same for similar accounts, including the Series, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the subadvisor’s investment strategies. Each of the subadvisor’s investment strategies is managed by a portfolio management team. Weekly research meetings provide a forum where the subadvisor’s investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio management team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio management team.

Although the Series is managed by a portfolio management team, the subadvisor has identified the following team members as those with the most significant responsibility for the Series’ assets. This list does not include all members of the investment team.

Ms. Susan M. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in April 1983. Ms. Byrne has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Ms. Byrne participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Ms. Byrne has more than 39 years of investment experience.

Ms. Kellie R. Stark, CFA, has served as Senior Vice President for Westwood since July 2004 and has been with Westwood since 1993. She has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Ms. Stark has more than 20 years of investment experience.

Mr. David S. Spika, CFA, has served as Vice President and Investment Strategist since joining Westwood in October 2003. Mr. Spika has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Mr. Spika participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Mr. Spika has more than 23 years of investment experience.

Mr. Ragen R. Stienke, CFA, has served as Vice President and Research Analyst for Westwood since July 2006. Prior to this appointment, Mr. Stienke served as Assistant Vice President and Research Analyst from November 2004, when he joined the subadvisor, until July 2006. Prior to joining the subadvisor, he

6	The Phoenix Mid-Cap Value Series

worked for UBS Investment Bank in the research department, where he spent 3 years as a software strategist and 2 years as a U.S. equity strategist. Mr. Stienke has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Mr. Stienke has more than 13 years of investment experience.

Mr. Grant L. Taber, CFA, has served as Vice President and Research Analyst for Westwood since March 2008. He has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Mr. Taber participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Mr. Taber has more than nine years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in mid-cap equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including ETFs. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not achieve its investment objectives.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investment Risk

The Series generally invests in securities of domestic companies, but may also invest in foreign (non-U.S.) securities and American Depositary Receipts (“ADRs”). The Series’ investments in foreign companies will normally represent less than 10% of the Series’ assets. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in

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trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

8	The Phoenix Mid-Cap Value Series

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

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dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

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an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Because the Series invests primarily in mid-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of mid-cap securities.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

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Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series- specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters;

10	The Phoenix Mid-Cap Value Series

and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Mid-Cap Value Series	11

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Mid-Cap Value Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.55	12.68	14.12	14.01	14.02
Income from investment operations
Net investment income (loss)	0.05 [1]	0.05 [1]	0.02 [1]	0.07 [1]	0.01 [1]
Net realized and unrealized gain (loss)	2.38	(4.50)	0.31	1.98	1.08
Payment by affiliate	—	—	—	—	—

Total from investment operations	2.43	(4.45)	0.33	2.05	1.09

Less distributions
Dividends from net investment income	(0.07)	(0.02)	(0.02)	(0.06)	(0.02)
Distributions from net realized gains	(0.09)	(0.66)	(1.75)	(1.88)	(1.08)

Total distributions	(0.16)	(0.68)	(1.77)	(1.94)	(1.10)

Change in net asset value	2.27	(5.13)	(1.44)	0.11	(0.01)

Net asset value, end of period	$9.82	$7.55	$12.68	$14.12	$14.01

Total return	32.63%	(35.45)%	2.00%	14.91%	7.73%
Ratios/supplemental data:
Net assets, end of period (000s)	$111,818	$92,146	$138,254	$131,717	$121,855
Ratio to average net assets of:
Net operating expenses	1.30%	1.30%	1.29%	1.30%	1.30%
Gross operating expenses (before waivers and reimbursements)	1.43%	1.32%	1.29%	1.32%	1.33%
Net investment income	0.60%	0.46%	0.11%	0.46%	0.07%
Portfolio turnover rate	127%	49%	33%	52%	37%

[1]	Computed using average shares outstanding.

12	The Phoenix Mid-Cap Value Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Mid-Cap Value Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068H © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Small-Cap Value Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Small-Cap Value Series	1

Phoenix Small-Cap Value Series

Fund Summary

Investment Objective

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Phoenix Small-Cap Value Series (the “Series”). The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	1.05%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.46%

Total Annual Series Operating Expenses[1]	1.51%

Expense Reimbursements[2]	(0.21)%

Net Annual Series Operating Expenses	1.30%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Small-Cap Value Series	$132	$412	$713	$1,568

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies with small market capitalizations. For purposes of the Series, small market capitalization companies are those with market capitalizations between $100 million and $2 billion at the time of initial purchase.

❖

The Series primarily invests directly in common stocks of small-cap companies, but may also invest in shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”).

❖

The Series invests in approximately 50-70 securities that are well diversified among market sectors. In selecting investments for the Series, the subadvisor utilizes a value style of investing and selects common stocks that it believes are currently undervalued in the market. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates.

❖

The subadvisor has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Series. The subadvisor will not necessarily sell a security that has appreciated or depreciated outside the Series’ target capitalization range.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Market Risk

❖	MLP Risk

❖	Other Investment Company Risk

❖	REIT Investment Risk

❖	Royalty Trust Risk

The Phoenix Small-Cap Value Series	1

❖	Securities Selection Risk

❖	Smaller Market Capitalization Risk

❖	Value Investing Risk

The following is a summary of each of these principal risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

MLP Risk. Investing in a MLP may involve greater risk than investing in a corporation. State law may afford fewer protections to investors in a MLP than to investors in a corporation In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.

Other Investment Company Risk. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the subadvisor may not be able to liquidate the Series’ holdings at the most optimal time, which could adversely affect the Series’ performance.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

REIT Investment Risk. Investing in REITs involves the risks generally associated with the real estate industry and also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Royalty Trust Risk. Because a royalty trust generally acquires an interest in natural resource companies or chemical companies, a sustained decline in demand for these resources or chemicals could adversely affect income and royalty trust revenues and cash flows. A rising interest rate environment could adversely impact the performance of royalty trusts. Similar to REITs, the Series’ investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Series expenses.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Smaller Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and another index that reflects the market sectors in which the Series invests (the Russell 2000® Value Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

2	The Phoenix Small-Cap Value Series

Calendar Year Annual Total Returns

During the period shown in the chart, the highest return for a quarter was 21.15% (quarter ended June 2003) and the lowest return for a quarter was -29.64% (quarter ended September 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	Since Nov. 20, 2000
Phoenix Small-Cap Value Series	20.90%	-1.61%	6.88%
S&P 500® Index (does not reflect fees or expenses)	26.46	0.42	-0.17
Russell 2000® Value Index (does not reflect fees or expenses)	20.58	0.01	7.74

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Westwood Management Corp. (“Westwood”) is the subadvisor to the Series.

Portfolio Managers

Mr. Christopher J. MacDonald, CFA, Vice President and Senior Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Ms. Lisa Dong, CFA, Vice President and Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Ms. Kellie R. Stark, CFA, Senior Vice President at Westwood, has served on the portfolio team for the Series since May 2009.

Ms. Nancy Price, CFA, Vice President and Research Analyst at Westwood, has served on the portfolio team for the Series since May 2009.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies with small market capitalizations. For purposes of the Series, small market capitalization companies are those with market capitalizations between $100 million and $2 billion at the time of initial purchase.

❖

The Series primarily invests directly in common stocks of small-cap companies, but may also invest in shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”).

❖

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

The Phoenix Small-Cap Value Series	3

❖

The Series may acquire ETFs or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An ETF is an investment company, the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

❖

Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust.

❖

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects.

❖

The Series invests in approximately 50-70 securities that are well diversified among market sectors. In selecting investments for the Series, the subadvisor utilizes a value style of investing and selects common stocks that it believes are currently undervalued in the market. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates.

❖

The subadvisor has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Series. The subadvisor will not necessarily sell a security that has appreciated or depreciated outside the Series’ target capitalization range.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

MLP Risk. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Investing in a MLP may involve greater risk than investing in a corporation. State law may afford fewer protections to investors in a MLP than to investors in a corporation In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Other Investment Company Risk. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the subadvisor may not be able to liquidate the Series’ holdings at the most optimal time, which could adversely affect the Series’ performance.

The shares of an ETF may trade at a premium or discount to their net asset value. In other words, the market value of an ETF may differ from the shares’ net asset value. The net asset value of ETF shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of an ETF fluctuates with changes in market supply and demand for the ETF’s shares as well as changes in net asset value.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

REIT Investment Risk. Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

4	The Phoenix Small-Cap Value Series

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Royalty Trust Risk. Because a royalty trust generally acquires an interest in natural resource companies or chemical companies a sustained decline in demand for the resources or chemicals, such as crude oil, natural gas and refined petroleum products, could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Similar to REITs, the Series’ investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Series expenses.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Smaller Market Capitalization Risk. The Series invests in companies with smaller capitalizations, which make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk. The Series invests in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Westwood to serve as subadvisor and perform the day-to-day management of the Series. Westwood, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Phoenix Small-Cap Value Series	5

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Westwood is the subadvisor to the Series. Westwood is a New York corporation formed in 1983 and is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of December 31, 2009, Westwood had approximately $10.2 billion in assets under management.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 1.05% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Westwood for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

The Series is managed by a portfolio management team. The subadvisor also manages institutional separate accounts and is the adviser/subadviser to other mutual funds. The investment process is the same for similar accounts, including the Series, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the subadvisor’s investment strategies. Each of the subadvisor’s investment strategies is managed by a portfolio management team. Weekly research meetings provide a forum where the subadvisor’s investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio management team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio management team.

Although the Series is managed by a portfolio management team, the subadvisor has identified the following team members as those with the most significant responsibility for the Series’ assets. This list does not include all members of the investment team.

Mr. Christopher J. MacDonald, CFA, has served as Vice President and Senior Research Analyst for Westwood since July 2007. Prior to that, Mr. MacDonald served as Vice President and Research Analyst of the subadvisor from 1997 until July 2007. He joined the subadvisor in 1994 and has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Mr. MacDonald participates in the investment decision process during the portfolio team meetings in which the team determines the stock/weight selection for the model portfolio. He has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Mr. MacDonald has more than 20 years of investment experience.

Mr. Scott D. Lawson, CFA, has served as Vice President and Senior Research Analyst since joining Westwood in October 2003. Mr. Lawson has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Mr. Lawson has more than 20 years of investment experience.

Ms. Lisa Dong, CFA, has served as Vice President and Research Analyst for Westwood since June 2005. Prior to this appointment, she served as Assistant Vice President and Research Analyst from October 2001 to July 2005, and has been with Westwood since December 2000. Ms. Dong has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Ms. Dong participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Ms. Dong has more than 12 years of investment experience.

6	The Phoenix Small-Cap Value Series

Ms. Kellie R. Stark, CFA, has served as Senior Vice President for Westwood since July 2004 and has been with Westwood since 1993. She has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Ms. Stark has more than 20 years of investment experience.

Ms. Nancy Price, CFA, has served as Vice President, Research Analyst for Westwood since April 2008. She has served on the portfolio team for the Series since Westwood became the subadvisor in May 2009. Ms. Price participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity for the Series and is also responsible for representing the Series to investors. Ms. Price has more than eleven years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in small-cap equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including ETFs. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not achieve its investment objectives.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investment Risk

The Series generally invests in securities of domestic companies, but may also invest in foreign (non-U.S.) securities and American Depositary Receipts (“ADRs”). The Series’ investments in foreign companies will normally represent less than 10% of the Series’ assets. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies

The Phoenix Small-Cap Value Series	7

organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers.

This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to

8	The Phoenix Small-Cap Value Series

diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Because the Series invests primarily in small-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of small-cap securities.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request. Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn,

The Phoenix Small-Cap Value Series	9

invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation. The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of

10	The Phoenix Small-Cap Value Series

the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Small-Cap Value Series	11

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Small-Cap Value Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.77	$14.46	$17.03	$17.02	$16.74
Income from investment operations
Net investment income (loss)	0.01 [1]	0.04 [1]	— [1,5]	0.04 [1]	(0.03)[1]
Net realized and unrealized gain (loss)	1.81	(5.42)	(0.30)	2.77	1.28
Payment by affiliate	—	—	—	—	—

Total from investment operations	1.82	(5.38)	(0.30)	2.81	1.25

Less distributions
Dividends from net investment income	(0.04)	(0.01)	—	(0.04)	—
Distributions from net realized gains	—	(0.30)	(2.27)	(2.76)	(0.97)

Total distributions	(0.04)	(0.31)	(2.27)	(2.80)	(0.97)

Change in net asset value	1.78	(5.69)	(2.57)	0.01	0.28

Net asset value, end of period	$10.55	$8.77	$14.46	$17.03	$17.02

Total return	20.90%	(37.91)%	(2.10)%	16.75%	7.46%
Ratios/supplemental data:
Net assets, end of period (000s)	$38,421	$38,012	$73,242	$82,771	$72,422
Ratio to average net assets of:
Operating expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Gross operating expenses (before waivers and reimbursements)	1.51%	1.38%	1.31%	1.35%	1.40%
Net investment income	0.14%	0.33%	(0.03)%	0.21%	(0.19)%
Portfolio turnover rate	153%	50%	32%	55%	32%

[1]	Computed using average shares outstanding.

[5]	Amount is less than $0.005.

12	The Phoenix Small-Cap Value Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Small-Cap Value Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068M © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Small-Cap Growth Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

Phoenix Small-Cap Growth Series

Fund Summary

Investment Objective

Long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Phoenix Small-Cap Growth Series (the “Series”). The table and the example do not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.85%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.56%

Total Annual Series Operating Expenses[1]	1.41%

Expense Reimbursements[2]	(0.36%)

Net Annual Series Operating Expenses	1.05%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Small-Cap Growth Series	$107	$411	$737	$1,660

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 262% of the average value of its portfolio.

Principal Investment Strategies

❖

The Series will invest primarily in common stocks of growth companies with favorable prospects for capital growth. Under normal market conditions, the Series will invest at least 80% of its assets in the equity securities of companies that, at the time of initial purchase by the Series, have market capitalizations within the range of companies included in the Russell 2000® Growth Index.

❖

The Series employs a disciplined investment strategy that focuses on bottom-up stock selection, identifies potential catalysts which are not reflected in stock price, develops non-consensus “buy thesis,” and also emphasizes relative valuation. The subadvisor identifies catalysts through quantitative and qualitative screening methods. The subadvisor uses fundamental analysis to identify stocks with healthy financials using well-defined criteria such as incremental earnings growth, cash flow generation and other financial metrics. The subadvisor also imposes valuation parameters that examine relative valuation.

❖	The Series may invest in common and preferred stocks.

❖	The Series may invest in equity securities in Initial Public Offerings (IPOs).

❖	The subadvisor’s investment strategy also employs a rigorously applied rules based sell discipline.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

•	Initial Public Offering Risk

•	Preferred Stock Risk

❖	Growth Stock Investment Risk

❖	Market Risk

❖	Portfolio Turnover Risk

❖	Securities Selection Risk

❖	Smaller Market Capitalization Risk

❖	Volatility Risk

The following is a summary of each of these principal risks.

The Phoenix Small-Cap Growth Series	1

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Initial Public Offerings. IPOs typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell.

Preferred Stock Risk. Preferred stock has characteristics of both common stock and fixed-income securities, and the price of an issuer’s preferred stock will typically be more volatile than the prices of the issuer’s fixed-income securities, but less volatile than the price of its common stock. Accordingly, preferred stock will typically have less potential for appreciation than common stock, but more potential for appreciation than bonds and other debt instruments. Because preferred stock is subordinated to (or ranked below) bonds and other debt instruments in a company’s capital structure, preferred stock is subject to a greater risk than such other instruments that the issuer will be unable of unwilling to make dividend payments when due and greater risk of loss in the event of an issuer’s bankruptcy or liquidation.

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Portfolio Turnover Risk. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Smaller Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

Volatility Risk. This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ total return performance from year to year over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and another index that reflects the market sectors in which the Series invests (Russell 2000® Growth Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the period shown in the chart, the highest return for a quarter was 27.79% (quarter ended June 2003) and the lowest return for a quarter was -25.51% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	Since Aug. 12, 2002
Phoenix Small-Cap Growth Series	22.39%	1.57%	7.51%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	4.95%
Russell 2000® Growth Index (does not reflect fees or expenses)	34.47%	0.87%	8.19%

2	The Phoenix Small-Cap Growth Series

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Neuberger Berman Management LLC (“Neuberger”) is the subadvisor to the Series.

Portfolio Manager

David Burshtan, managing director and portfolio manager at Neuberger, has managed the Series since September 2008.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

The Series will invest primarily in common stocks of growth companies with favorable prospects for capital growth. Under normal market conditions, the Series will invest at least 80% of its assets in the equity securities of companies that, at the time of initial purchase by the Series, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because these companies are defined by reference to an index, the market capitalizations of companies in which the Series may invest may vary with market conditions.

❖

The Series employs a disciplined investment strategy that focuses on bottom-up stock selection, identifies potential catalysts which are not reflected in stock price, develops non-consensus “buy thesis,” and also emphasizes relative valuation. The subadvisor identifies catalysts through quantitative and qualitative screening methods. The subadvisor uses fundamental analysis to identify stocks with healthy financials using well-defined criteria such as incremental earnings growth, cash flow generation and other financial metrics. The subadvisor also imposes valuation parameters that examine relative valuation.

❖

The Series may invest in common and preferred stocks. Preferred stocks are similar to common stocks in that they represent an equity interest in the issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred stock and, in turn, the claims of owners of preferred stock take precedence over the claims of those who own common stock.

❖	The Series may invest in equity securities in Initial Public Offerings (IPOs).

❖	The subadvisor’s investment strategy also employs a rigorously applied rules based sell discipline.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Initial Public Offerings. IPOs typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Preferred Stock Risk. Preferred stock has characteristics of both common stock and fixed-income securities, and the price of an issuer’s preferred stock will typically be more volatile than the prices of the issuer’s fixed-income securities, but less volatile than the price of its common stock. Accordingly, preferred stock

The Phoenix Small-Cap Growth Series	3

will typically have less potential for appreciation than common stock, but more potential for appreciation than bonds and other debt instruments. Because preferred stock is subordinated to (or ranked below) bonds and other debt instruments in a company’s capital structure, preferred stock is subject to a greater risk than such other instruments that the issuer will be unable of unwilling to make dividend payments when due and greater risk of loss in the event of an issuer’s bankruptcy or liquidation.

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Portfolio Turnover Risk. The Series may, consistent with its investment policies, purchase and sell securities without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Smaller Market Capitalization Risk. The Series may be more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Volatility Risk. This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

Management of the Series

The Advisor

PVA is the investment advisor to the Phoenix Small-Cap Growth Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Neuberger, which is not affiliated with PVA, to serve as subadvisor and perform the day-to-day management of the Series. Neuberger, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being

4	The Phoenix Small-Cap Growth Series

approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor to the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Neuberger is the subadvisor to the Series and is located at 605 Third Avenue, 21st Floor, New York, NY 10158-0180. Neuberger and its affiliates continue an asset management business that began in 1939 and, as of December 31, 2009, had approximately $172.9 million in assets under management.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.85% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Neuberger for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

David Burshtan, managing director and portfolio manager for Neuberger is the Series’ portfolio manager. He joined the firm in 2002.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

The Phoenix Small-Cap Growth Series	5

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in small capitalization companies is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments

While the subadvisor does not intend to take defensive positions by temporarily holding a substantial portion of the Series’ assets in cash or similar investments, the Series will normally hold a small portion of its assets in these investments. In certain circumstances, such as to meet redemption requests or when the subadvisor has not yet had an opportunity to invest recent inflows in accordance with the Series’ investment objective and strategies, the Series’ holdings in cash or similar investments will increase. In other words, the Series may not always be fully invested in stocks. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investments

The Series may invest up to 20% of its total assets in equity securities of foreign (non-U.S.) issuers, which may be denominated in foreign currency. Issuers may be in established market countries or emerging-market countries. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Emerging Market Investment Risk. The Series may invest in companies located in emerging market countries and regions. Investment in less developed countries whose markets are still developing generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or

6	The Phoenix Small-Cap Growth Series

depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Government Securities Investment Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the value of the REIT’s underlying assets, management capabilities and growth prospects. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response

The Phoenix Small-Cap Growth Series	7

to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Because the Series invests primarily in small-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of small-cap securities.

For example, mutual funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

8	The Phoenix Small-Cap Growth Series

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, the net asset value of any foreign assets of the Series may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-

The Phoenix Small-Cap Growth Series	9

specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities);

(viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

10	The Phoenix Small-Cap Growth Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Small-Cap Growth Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.53	$17.85	$18.65	$15.61	$14.72
Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.10)[1]	(0.12)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gain (loss)	2.21	(7.76)	3.07	3.14	2.38
Payment by affiliate	—	—	—	—	—

Total from investment operations	2.13	(7.86)	2.95	3.04	2.30

Less distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	(0.46)	(3.75)	—	(1.41)

Total distributions	—	(0.46)	(3.75)	—	(1.41)

Change in net asset value	2.13	(8.32)	(0.80)	3.04	0.89

Net asset value, end of period	$11.66	$ 9.53	$17.85	$18.65	$15.61

Total return	22.39%	(44.92)%	16.10%	19.45%	15.64%
Ratios/supplemental data:
Net assets, end of period (000s)	$26,310	$25,716	$55,768	$57,653	$23,178
Ratio to average net assets of:
Net operating expenses	1.05%	1.00%	1.00%	1.00%	1.00%
Gross operating expenses (before waivers and reimbursements)	1.41%	1.20%	1.12%	1.27%	1.65%
Net investment income	(0.83)%	(0.75)%	(0.62)%	(0.59)%	(0.54)%
Portfolio turnover rate	262%	177%	59%	147%	182)

[1]	Computed using average shares outstanding.

The Phoenix Small-Cap Growth Series	11

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Small-Cap Growth Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068L © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Strategic Allocation Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Strategic Allocation Series	1

Phoenix Strategic Allocation Series

Fund Summary

Investment Objective

High total return over an extended period of time consistent with prudent investment risk.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Strategic Allocation Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):

None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.35%

Total Annual Series Operating Expenses[1]	0.95%

Expense Reimbursements[2]	(0.10%)

Net Annual Series Operating Expenses	0.85%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Strategic Allocation Series	$87	$271	$471	$1,049

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

❖	The subadvisors, at the direction of the investment adviser, will allocate investments of the Series among three market segments—stock, bond and money market.

❖	The subadvisors will adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.

❖	The Series may invest 0-100% in any one market segment.

❖

The equity subadvisor employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity.

❖

Fixed income securities are selected using a sector-rotation approach. The fixed income subadvisor seeks to adjust the portion of the Series’ investment in various sectors and the selections within sectors to obtain higher relative returns. The subadvisor selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff.

❖	Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The subadvisors for the Series may engage in trading when they believe that a trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether these goals will be achieved through trading depends on the subadvisors’ ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations. Such trading places a premium on the subadvisor’s ability to obtain relevant information, evaluate the information properly and take advantage of their evaluations by completing transactions on a favorable basis. If a subadvisor’s evaluations and expectations

The Phoenix Strategic Allocation Series	1

prove to be incorrect, the Series’ income or capital appreciation may be reduced and its capital losses may be increased. Principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Fixed Income Securities Investment Risk
•	Interest Rate Risk
•	Credit Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Money Market Risk

❖	Securities Selection Risk

The following is a summary of each of these principal risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Money Market Risk. When the Series’ investments in money market instruments, cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks and bonds.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 13.28% (quarter ended June 2009) and the lowest return for a quarter was -14.29% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Strategic Allocation Series	24.51%	2.45%	2.79%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees or expenses)	5.93%	4.97%	6.33%
Composite: 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index (does not reflect fees or expenses)	18.40%	2.52%	2.25%

2	The Phoenix Strategic Allocation Series

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Virtus Investment Advisers, Inc. (“Virtus”) and Goodwin Capital Advisers, Inc. (“Goodwin”) are the subadvisors for the Series.

Portfolio Managers

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as a portfolio manager for the Series since 2007.

Carlton Neel, Senior Vice President of Virtus, has served as a portfolio manager for the Series since March 23, 2009.

David Dickerson, Senior Vice President of Virtus, has served as a portfolio manager for the Series since March 23, 2009.

David L. Albrycht, CFA, Executive Managing Director of Goodwin, has served as a portfolio manager for the Series since 2007.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖	The subadvisors, at the direction of the investment adviser, will allocate investments of the Series among three market segments—stock, bond and money market.

❖	The subadvisors will adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.

❖	The Series may invest 0-100% in any one market segment.

❖

The equity subadvisor employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index; however, the Series may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity.

❖

Fixed income securities are selected using a sector-rotation approach. The fixed income subadvisor seeks to adjust the portion of the Series’ investment in various sectors and the selections within sectors to obtain higher relative returns. The subadvisor selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadvisor believes offer the best potential for total return based on risk-to-reward tradeoff. The Series generally invests in highly rated debt securities, although it may invest up to 10% of its total assets in junk bonds.

❖	Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

The subadvisors for the Series may engage in trading when they believe that a trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether these goals will be achieved through trading depends on the subadvisors’ ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations. Such trading places a premium on the subadvisor’s ability to obtain relevant information, evaluate the information properly and take advantage of their evaluations by completing transactions on a favorable basis. If a subadvisor’s evaluations and expectations prove to be incorrect, the Series’ income or capital appreciation may be reduced and its capital losses may be increased.

The Phoenix Strategic Allocation Series	3

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to the Series, the Series may experience losses or the income available for distribution to shareholders and the Series’ yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Money Market Risk. When the Series’ investments in money market instruments, cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks and bonds.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments.

Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Management of the Series

The Advisor

PVA is the investment advisor to the Series and is responsible for the determination of the allocation percentage among equities, fixed income, and cash investments.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Virtus, which currently is not affiliated with PVA, and Goodwin, which is affiliated with PVA, to serve as subadvisors and perform the day-to-day management of the Series. Virtus and Goodwin, subject to the supervision of PVA, are responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

4	The Phoenix Strategic Allocation Series

PVA began operations as an investment advisor in 1999 and replaced a PVA affiliate as investment advisor to the Series in 2007. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisors

Virtus (formerly known as Phoenix Investment Counsel, Inc.) has served as a subadvisor to the Series since August 1, 2007, and previously served as the investment advisor to the Series. Virtus is responsible for the day-to-day management of equity investments made by the Series. Virtus was an affiliate of PVA until December 31, 2008, when The Phoenix Companies, Inc., the ultimate parent company of PVA, “spun off” the asset management segment of its business to shareholders of The Phoenix Companies, Inc. Virtus has acted as an investment advisor for over seventy years. Virtus acts as investment advisor and subadvisor for other mutual funds and to institutional clients. As of December 31, 2009, Virtus had approximately $13.3 billion in assets under management. Virtus is located at 100 Pearl Street, Ninth Floor, Hartford, Connecticut 06103.

Goodwin is responsible for the day-to-day management of fixed income investments made by the Series. Additionally, Goodwin has entered into a limited services sub-subadvisory agreement with Virtus whereby Virtus provides recommendations to Goodwin related to the Series’ purchase and sale of municipal securities. Goodwin, an affiliate of PVA, acts as subadviser for a number of mutual fund series and manages fixed income assets for individuals and institutions. Goodwin had approximately $15.1 billion in assets under management as of December 31, 2009. Goodwin’s principal offices are located at One American Row, Hartford, Connecticut 06102-5056.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.60% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Virtus and Goodwin for the management services they provide to the Series. Additionally, Goodwin, out of its fee, pays Virtus for the limited sub-subadvisory services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Series since 2007 for the sole purpose of determining the allocation percentage among equities, fixed income and cash investment. Mr. Wilkos is senior vice president (since 2001), Corporate Portfolio Management for The Phoenix Companies, Inc, responsible for managing the general account investment portfolios of the company. He oversees asset allocation, asset-liability management, derivatives management, and performance reporting. Mr. Wilkos joined the company in 1997 as director of Corporate Portfolio Management and was named vice president in 1998.

Since March 23, 2009, Carlton Neel and David Dickerson, Virtus, have managed the equity investments of the Series and they are jointly and primarily responsible for the day-to-day management of the Series’ equity investments.

Mr. Neel is a Senior Vice President of Virtus, as well as of Euclid Advisors, LLC (“Euclid”) and Zweig Advisers, LLC (“ZA”), which are affiliates of Virtus. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. Mr. Neel has been with Euclid and ZA since April 2003 and was previously employed by ZA from 1995 until July 2002.

Mr. Dickerson is a Senior Vice President of Virtus, Euclid and ZA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. Mr. Dickerson has been with Euclid and ZA since April 2003 and was previously employed by ZA from 1993 until July 2002.

David L. Albrycht, CFA, Executive Managing Director, Goodwin, has overall responsibility for the day-to-day management of the Series’ fixed income investments. Mr. Albrycht is a senior member of the Goodwin multi-sector fixed income team. He is the lead portfolio manager of three fixed income mutual funds (Virtus Multi-Sector Short Term Bond Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Low Duration Core Plus Bond Fund), the fixed income portions of two balanced funds (Virtus Balanced Fund and Virtus Income & Growth Fund) and certain other series of the Trust. Mr. Albrycht has managed Phoenix fixed income portfolios since 1991.

Timothy M. Heaney, CFA, is a member of the Virtus fixed-income team, specializing in both taxable and tax-exempt municipal bonds. He continues to manage tax-exempt and taxable multi-sector institutional portfolios for Goodwin as well as acting as co-portfolio manager for a closed-end fund of Virtus’ affiliated manager Duff & Phelps Management Corp. He joined the firm in 2009. Previously, he was a portfolio manager and an investment analyst specializing in fixed-income credit research for Goodwin. He began his career as a senior credit analyst in the commercial lending division of Connecticut National Bank. He has provided investment advice to the Series since October 16, 2009.

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Lisa H. Leonard is a portfolio manager with the Virtus fixed-income team, specializing in taxable and tax-exempt municipal bonds. Ms. Leonard is also a portfolio manager for the municipal bond area for Virtus Investment Advisors, Inc., affiliate, Duff & Phelps Investment Management Co. She joined the firm in 2009. Previously, she was an investment analyst specializing in municipal fixed-income credit research, director of investment operations and a fixed-income trader for Goodwin. She began her career as a municipal finance analyst with Connecticut Bank & Trust. She has provided investment advice to the Series since October 16, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns. The Series engages in derivatives transactions primarily for hedging purposes.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

6	The Phoenix Strategic Allocation Series

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investments

The Series may invest in foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk. The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Emerging Market Risk. The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Government Securities Investment Risk

The Series may invest in government securities. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the obligations (or the Series’ shares) will increase, and the value of these obligations may decrease due to interest rate changes or for other reasons. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

Growth Stock Investment Risk

The Series may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose

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value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company, the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

Junk Bond Investment Risk

High-yield, high-risk securities (so-called “junk-bonds”) are securities rated below investment grade by the primary rating agencies such as Standard & Poor’s and Moody’s. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series (or underlying fund) would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings, and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk-bond market can experience sudden and sharp price swings.

Mortgage-Backed and Asset-Backed Securities Investment Risk

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments.

In addition, certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk.

Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

The Series may invest in mortgage-backed and other asset-backed securities. It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest these proceeds at a lower interest rate, causing the Series to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates. Certain mortgage-backed and asset-backed securities are subject to credit risk, in that the issuers of such securities may fail to make timely payments of principal and interest to the Series. In addition, whether rated or not, depending on market conditions, such securities may be illiquid or the Series may not be able to value the securities accurately.

8	The Phoenix Strategic Allocation Series

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates. Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Unrated Securities Investment Risk

Some fixed-income securities may be unrated. Analysis of unrated securities is more complex, making it more difficult to accurately predict risk. Unrated securities may not have as broad a market as rated securities, making them more difficult to sell. This could cause the security to lose value.

Value Investing Risk

The Series may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value stocks will typically underperform when growth investing is in favor.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

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When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Series and no interest accrues to the Series. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable on that date. Similarly, the Series may commit to purchase a security at a future date at a price determined at the time of the commitment; these forward commitments are procedurally very similar to purchases of when-issued securities.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments.

10	The Phoenix Strategic Allocation Series

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

The Phoenix Strategic Allocation Series	11

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

12	The Phoenix Strategic Allocation Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Strategic Allocation Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.25	$12.95	$13.30	$13.78	$14.24
Income from investment operations
Net investment income (loss)	0.29 [1]	0.37 [1]	0.36 [1]	0.38 [1]	0.34 [1]
Net realized and unrealized gain (loss)	1.94	(3.60)	0.43	1.31	(0.08)

Total from investment operations	2.23	(3.23)	0.79	1.69	0.26

Less distributions
Dividends from net investment income	(0.37)	(0.35)	(0.37)	(0.38)	(0.33)
Distributions from net realized gains	—	(0.12)	(0.77)	(1.79)	(0.39)

Total distributions	(0.37)	(0.47)	(1.14)	(2.17)	(0.72)

Change in net asset value	1.86	(3.70)	(0.35)	(0.48)	(0.46)

Net asset value, end of period	$11.11	$9.25	$12.95	$13.30	$13.78

Total return	24.51%	(25.45)%	5.98%	12.69%	1.79%
Ratios/supplemental data:
Net assets, end of period (000s)	$170,247	$163,271	$270,653	$316,145	$352,742
Ratio to average net assets of:
Net operating expenses	0.85%	0.85%	0.84%	0.83%	0.79%
Gross operating expenses (before waivers and reimbursements)	0.95%	0.87%	0.84%	0.84%	0.79%
Net investment income	2.98%	3.19%	2.62%	2.66%	2.39%
Portfolio Turnover Rate	89%	50%	52%	86%	62%

[1]	Computed using average shares outstanding.

The Phoenix Strategic Allocation Series	13

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Strategic Allocation Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068N © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Comstock Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix Comstock Series	1

Phoenix Comstock Series

Fund Summary

Investment Objective

Long-term capital appreciation. The Phoenix Comstock Series (the “Series”) has a secondary investment objective to seek current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):

None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.41%

Total Annual Series Operating Expenses[1]	1.11%

Expense Reimbursements[2]	(0.16%)

Net Annual Series Operating Expenses	0.95%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Comstock Series	$97	$337	$596	$1,337

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

❖

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Series’ policy of investing 80% of its assets in equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

❖

The Series invests in a diversified portfolio of securities of primarily domestic (U.S.) companies. The Series may invest up to 25% of its net assets in securities of foreign issuers. Generally, the Series will invest in securities traded on the New York Stock Exchange, or the American Stock Exchange, and in over-the-counter markets.

❖

The subadvisor applies a security selection process that selects stocks meeting certain investment criteria relating to valuation, profitability, long term growth and financial stability. The subadvisor focuses primarily on a security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which will primarily be large-sized companies.

❖	Portfolio securities are typically sold when the subadvisor’s assessment of the capital growth and income potential of such securities materially changes.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Other principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Foreign Investment Risk

❖	Interest Rate Risk (for income-producing securities)

❖	Larger Market Capitalization Risk

❖	Market Risk

❖	Portfolio Turnover Risk

❖	Securities Selection Risk

❖	Value Investing Risk

The following is a summary of each of these principal risks. More information about the principal risks is included below under “More About Principal Risks”. A description of other risks

The Phoenix Comstock Series	1

that may affect the Series is included below under “Other Investment Strategies and Risks.”

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Foreign Investment Risk. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Interest Rate Risk (for income-producing equity securities). Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Portfolio Turnover Risk. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Value Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 19.81% (quarter ended June 2009) and the lowest return for a quarter was -22.38% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Comstock Series	29.97%	0.81%	2.11%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%
Russell 1000® Value Index (does not reflect fees or expenses)	19.69%	-0.25%	2.47%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Morgan Stanley Investment Management Inc. (doing business as “Van Kampen”) is the subadvisor to the Series.

Portfolio Managers

Devin E. Armstrong, vice president of Van Kampen, began managing the Series in 2006.

Kevin C. Holt, managing director of Van Kampen, began managing the Series in 2006.

Jason S. Leder, managing director of Van Kampen, began managing the Series in 2006.

2	The Phoenix Comstock Series

James N. Warwick, vice president of Van Kampen, began managing the Series in 2006.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. The Series’ policy of investing 80% of its assets in equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

❖

The Series invests in a diversified portfolio of securities of primarily domestic (U.S.) companies. The Series may invest up to 25% of its net assets in securities of foreign issuers, including depositary receipts and emerging market companies. Generally, the Series will invest in securities traded on the New York Stock Exchange, or the American Stock Exchange, and in over-the-counter markets.

❖

The subadvisor applies a security selection process that selects stocks meeting certain investment criteria relating to valuation, profitability, long term growth and financial stability. The subadvisor focuses primarily on a security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which will primarily be large-sized companies, but may be small or medium-sized companies.

❖	Portfolio securities are typically sold when the subadvisor’s assessment of the capital growth and income potential of such securities materially changes.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Foreign Investment Risk. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Interest Rate Risk (for income-producing equity securities). Income producing equity securities may react like fixed-income

The Phoenix Comstock Series	3

securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments.

Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Portfolio Turnover Risk. The Series may, consistent with its investment policies, purchase and sell securities without regard to the effect on portfolio turnover. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Series’ performance.

Securities Selection Risk. There is the possibility that the specific securities held by the Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

Value Investing Risk. The Series invests in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Van Kampen to serve as subadvisor and perform the day-to-day management of the Series. Van Kampen, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the subadvisor to the Series. Van Kampen’s principal place of business is located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2009, Van Kampen, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

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Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.70% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Van Kampen for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

The Series’ assets are managed by Van Kampen’s Multi-Cap Value Team, which consists of portfolio managers and analysts. All portfolio managers who work on the portfolio are responsible for generating investment ideas. Each portfolio manager has discretion over the sectors they cover. All portfolio managers provide their opinions and ideas with respect to the Series’ investments. Messrs. Holt and Leder are the co-lead managers of the portfolio and are responsible for the execution of the overall strategy of the portfolio. The following individuals are primarily responsible for the day-to-day management of the Series:

Devin E. Armstrong, portfolio manager, is a vice president of Van Kampen. He has been associated with Van Kampen since 2004 and has eight years of investment experience. He has sector responsibility for the Basic Materials sector.

Kevin C. Holt, portfolio manager, is a managing director of Van Kampen. He has been associated with Van Kampen since 1999 and has 16 years of investment experience. He has sector responsibility for the Consumer Staples, Consumer Discretionary sectors.

Jason S. Leder, portfolio manager, is a managing director of Van Kampen. He has been associated with Van Kampen since 1995 and has 16 years of investment experience. He has sector responsibility for the Financials and Technology sectors.

James N. Warwick, portfolio manager, is a vice president of Van Kampen. He has been associated with Van Kampen since 2002 and has 14 years of investment experience. He has sector responsibility for the Cash Management sector.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange traded funds (ETFs). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Cash Investments/Temporary Defensive Strategy

In anticipation of or in response to adverse market conditions, for cash management purposes, for defensive purposes, or when the subadvisor is otherwise unable to locate attractive investment opportunities, the Series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality short-term debt instruments. When the Series’ investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Series was more fully invested in stocks. As a result, the Series may not achieve its investment objectives.

Convertible Securities

The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities typically have several investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) less fluctuation in value than the “underlying” common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series.

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Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series engages in derivatives transactions primarily for hedging purposes. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Currency Risk

The Series may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series’ net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Emerging Market Risk

The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

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Growth Stock Investment Risk

While the subadvisor emphasizes value stocks, the Series may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Initial Public Offerings

The Series may invest in equity securities in Initial Public Offerings (IPOs), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the Series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs, which may negatively affect Series performance.

Investments in Other Investment Companies and Exchange Traded Funds

The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.

The Series may also acquire exchange-traded funds or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An exchange-traded fund is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.

Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest up to 10% of its total assets in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are frequently not diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

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REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings. Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers

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of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other

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securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

10	The Phoenix Comstock Series

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Comstock Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.69	$12.49	$13.71	$13.73	$13.18
Income from investment operations
Net investment income (loss)	0.13 [1]	0.22 [1]	0.23 [1]	0.22 [1]	0.16 [1]
Net realized and unrealized gain (loss)	2.15	(4.61)	(0.51)	2.65	0.55

Total from investment operations	2.28	(4.39)	(0.28)	2.87	0.71

Less distributions
Dividends from net investment income	(0.18)	(0.19)	(0.23)	(0.26)	(0.16)
Distributions from net realized gains	—	(0.22)	(0.71)	(2.63)	—

Total distributions	(0.18)	(0.41)	(0.94)	(2.89)	(0.16)

Change in net asset value	2.10	(4.80)	(1.22)	(0.02)	0.55

Net asset value, end of period	$9.79	$7.69	$12.49	$13.71	$13.73

Total return	29.97%	(35.73)%	(2.22)%	20.90%	5.43%
Ratios/supplemental data:
Net assets, end of period (000s)	$46,565	$43,845	$87,372	$108,209	$106,716
Ratio to average net assets of:
Net operating expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross operating expenses (before waivers and reimbursements)	1.11%	1.01%	0.96%	1.00%	0.99%
Net investment income	1.58%	2.09%	1.61%	1.50%	1.25%
Portfolio turnover rate	22%	20%	15%	105%	58%

[1]	Computed using average shares outstanding.

The Phoenix Comstock Series	11

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Comstock Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068Q © 2010 The Phoenix Companies, Inc.	5-10

THE PHOENIX EDGE

SERIES FUND

Phoenix Equity 500 Index Series

Shares of the Series are not directly offered to the public and are currently offered through certain separate accounts (“separate accounts”) to fund variable accumulation annuity contracts and variable universal life insurance policies (collectively, “variable contracts,” and individually, a “variable contract”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (collectively, the “insurance companies”).

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2010	PROSPECTUS

The Phoenix-Van Kampen Equity 500 Index Series	1

Phoenix Equity 500 Index Series

Fund Summary

Investment Objective

High total return.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Phoenix Equity 500 Index Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	0.30%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.39%

Total Annual Series Operating Expenses[1]	0.69%

Expense Reimbursements[2]	(0.19%)

Net Annual Series Operating Expenses	0.50%

[1]	The figures shown in the table are based on actual expenses paid during the last fiscal year. Expenses are likely to be higher for the current fiscal year given lower asset levels.

[2]

The Trust has entered into an expense limitation agreement with the Series’ investment advisor whereby the investment advisor has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Trust and the investment advisor.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same, but that the contractual expense reimbursement is in effect only during the first year. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Equity 500 Index Series	$51	$202	$365	$841

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

❖	Under normal conditions, the Series will invest at least 80% of its assets in common stocks and other equity securities of companies included in the S&P 500® Index (“S&P 500”).

❖

The subadvisor “passively” manages the Series assets by investing in securities in approximately the same proportions they are represented in the S&P 500. The S&P 500 is a market weighted compilation of 500 common stocks selected on a statistical basis by Standard & Poor’s Corporation.

❖	The subadvisor seeks a correlation between the performance of the Series, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation.

Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Other principal risks of investing in the Series, which could adversely affect its net asset value, yield and total return, are:

❖	Equity Securities Risk

❖	Index Investment Risk

❖	Larger Market Capitalization Risk

❖	Market Risk

The following is a summary of each of these principal risks. More information about the principal risks is included below under “More About Principal Risks”. A description of other risks that may affect the Series is included below under “Other Investment Strategies and Risks.”

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Index Investment Risk. An investment in the Series is subject to the risk that the Series could under-perform other investments if the value of the S&P 500 goes down. Unlike other funds that do not attempt to track an index, the Series may not use certain techniques to reduce the risk of loss. As a result, the Series may go down in value more than an actively managed fund in the event of a general market decline.

In addition, the Series is subject to tracking error risk whereby the returns of the Series deviate from those of the S&P

The Phoenix Equity 500 Index Series	1

500. For a number of reasons, including the fact that the Series incurs fees and expenses whereas the S&P 500 does not, the Series will tend to underperform the performance of the S&P 500.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

Performance

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

During the 10-year period shown in the chart, the highest return for a quarter was 15.96% (quarter ended June 2009) and the lowest return for a quarter was -22.11% (quarter ended December 2008).

Average Annual Total Returns (for the period ended 12/31/09)	1 Year	5 Years	10 Years
Phoenix Equity 500 Index Series	26.22%	-0.35%	-2.07%
S&P 500® Index (does not reflect fees or expenses)	26.46%	0.42%	-0.96%

Portfolio Management

The Advisor and Subadvisor

Phoenix Variable Advisors, Inc. (“PVA”) is the investment advisor to the Series. Morgan Stanley Investment Management Inc. (doing business as “Van Kampen”) is the subadvisor to the Series.

Portfolio Managers

Hooman Yaghoobi, an Executive Director of Van Kampen, began managing the Series in October 2007.

Teimur Abasov, a Vice President of Van Kampen, began managing the Series in October 2007.

Purchase and Sale of Series Shares

The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of the insurance companies. The Phoenix Edge Series Fund (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.

Payments to Insurance Companies and Other Financial Intermediaries

Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series makes payments for sub-transfer agency services to one of the insurance companies. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. (Because PVA and the insurance companies are affiliated, the insurance companies may

2	The Phoenix Equity 500 Index Series

have an incentive to include the Series as an investment option even absent these payments.) Ask your salesperson or review your variable contract prospectus for more information.

Principal Investment Strategies

❖

Under normal conditions, the Series will invest at least 80% of its assets in common stocks and other equity securities of companies included in the S&P 500® Index (“S&P 500”). The Series’ policy of investing 80% of its assets in equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.

❖

The subadvisor “passively” manages the Series assets by investing in securities in approximately the same proportions they are represented in the S&P 500. The S&P 500 is a market weighted compilation of 500 common stocks selected on a statistical basis by Standard & Poor’s Corporation. The S&P 500 is typically composed of issuers in the following sectors: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, information technology, materials, telecom services and utilities. The stocks included in the S&P 500 are typically those of companies with larger market capitalizations.

❖	The subadvisor seeks a correlation between the performance of the Series, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation.

More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Index Investment Risk. An investment in the Series is subject to the risk of losing money on the investment and the risk that the Series could under-perform other investments if the value of the S&P 500 goes down. Unlike other funds that do not attempt to track an index, the Series may not use certain techniques to reduce the risk of loss. For example, the Series generally will not keep any significant portion of its assets in cash. As a result, the Series may go down in value more than an actively managed fund in the event of a general market decline.

In addition, the Series is subject to tracking error risk whereby the returns of the Series deviate from those of the S&P

500. Because the Series incurs fees and expenses, such as brokerage commissions, whereas the S&P 500 does not, the Series will tend to underperform the performance of the S&P 500. Other factors that may cause the returns of the Series to deviate from the S&P 500 include the imperfect correlation between the securities held by the Series and those in the S&P 500, rounding of prices, and general changes to the S&P 500 and to regulatory policies that may affect the ability of a Series to achieve close correlation with the S&P 500.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

Market Risk. The value of your shares is based on the market value of the Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of the Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Management of the Series

The Advisor

PVA is the investment advisor to the Series.

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, PVA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. PVA, with the approval of the Trust’s Board of Trustees, has selected Van Kampen to serve as subadvisor and perform the day-to-day management of the Series. Van Kampen, subject to the supervision of PVA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

PVA serves as a manager of managers of the Series. In this capacity, PVA: (i) sets the Series’ overall investment strategies;

The Phoenix Equity 500 Index Series	3

(ii) evaluates, selects, and recommends to the Board one or more subadvisors needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisors’ investment programs and results as well as the performance of the subadvisors relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The Trust and PVA have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is permitted, subject to supervision and approval of the Trust’s Board of Trustees, to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the Series. The Trust and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA has the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement.

PVA began operations as an investment advisor in 1999. Serving as the investment advisor for the series of the Trust is PVA’s sole business activity. As of December 31, 2009, PVA had $1.87 billion in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

The Subadvisor

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the subadvisor to the Series. Van Kampen’s principal place of business is located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2009, Van Kampen, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Board of Trustees Approval of Investment Advisory and Subadvisory Agreements

The Trust’s annual report to shareholders for the year ended December 31, 2009 contains a discussion regarding the basis for the Trust’s Board of Trustees approval of the investment advisory and investment subadvisory agreements for the Series.

Fees and Expenses Paid by the Series

For the fiscal year ended December 31, 2009, the Series paid PVA a fee for the investment advisory services it performed at an annual percentage rate of 0.30% of the average daily net assets of the Series.

From its investment advisory fee, PVA, not the Series, pays Van Kampen for the management services it provides to the Series. (Please see the SAI for more information on subadvisory fees.)

The Trust has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2011.

Portfolio Management

The Series is managed within the Systematic Strategies team. The team consists of portfolio managers and analysts. Members of the team collaborate to manage the assets of the Series and are responsible for the overall management of the Series. Current members of the team jointly and primarily responsible for the day-to-day management of the Series’ portfolio are Hooman Yaghoobi and Teimur Abasov.

❖	Hooman Yaghoobi, an Executive Director of Van Kampen, has been associated with the subadvisor since July 1995 and began managing the Series in October 2007.

❖

Teimur Abasov, a Vice President of Van Kampen, has been associated with the subadvisor in an investment management capacity since March 2005 and began managing the Series in October 2007. Prior to March 2005, Mr. Abasov was a professor at the University of California, Irvine.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

Other Investment Strategies and Risks

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.

One or more of the following risks may apply to the Series indirectly through its investments in other investment companies or ETFs. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.

Derivative Investments

The Series may, but need not, enter into various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives may be used to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in securities market prices, interest rates or currencies. The Series engages in derivatives transactions primarily for hedging purposes. The Series may also use derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies. The Series may also use derivative transactions for certain nonhedging purposes, such as seeking to enhance returns.

4	The Phoenix Equity 500 Index Series

The Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indexes and foreign currencies.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipt and delivery) will not exceed 10% of its total assets.

As a registered investment company, the Series is subject to the Investment Company Act of 1940, related rules, and related SEC and SEC staff positions. Therefore, with respect to certain derivatives, the Series must set aside (referred to sometimes as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward commitments and futures contracts that are not contractually required to “cash settle”, the Series must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward commitments and futures contracts that are required to “cash settle,” however, the Series is permitted to set aside liquid assets in an amount equal to the Series’ daily mark to market (net) obligation, if any, under the derivative contract, rather than the notional value.

Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose. These investments may not protect the Series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the Series to losses that could be unlimited. The Series’ performance may be worse than if it did not make such investments.

If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a Series’ returns may be lower than they would have been if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A Series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors’ decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

Equity Equivalent Investments

Equity equivalents include stock index futures contracts and publicly traded index securities. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.

Foreign Investment Risk

The Series may invest in foreign securities to the extent that a foreign security is included in the S&P 500. Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

In attempting to track the S&P 500, the Series will typically only invest in foreign securities that are traded in U.S. securities markets and are denominated in U.S. dollars; shares of some large foreign-based companies are traded on principal U.S. exchanges. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Emerging Market Risk. The Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Growth Stock Investment Risk

The Series may invest in growth stocks. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

The Phoenix Equity 500 Index Series	5

Illiquid Securities

The Series may invest up to 15% of its assets in illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Securities owned by the Series that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make illiquid investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the Series.

Interest Rate Risk (for income-producing equity securities)

Income producing equity securities may react like fixed-income securities to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Investments in Other Investment Companies including Exchange Traded Funds.

The Series may invest in securities of other investment companies, including exchange traded funds (“ETFs”). An ETF is an investment company, the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts. The Series may acquire ETFs or similar securities in order to achieve market or industry exposure pending direct investments in equity securities.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.

Market Trading Risk

The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value. In other words, the market value of such an underlying fund may differ from the shares’ net asset value. The net asset value of underlying fund shares fluctuates with changes in the market value of the fund’s holdings, while the trading price of shares of underlying funds that are ETFs fluctuates with changes in market supply and demand as well as changes in net asset value.

Over-the-Counter Risk

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

REIT Investment Risk

The Series may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs also can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in REITs involves the risks generally associated with the real estate industry. Risks associated with the real estate industry in general include: (i) possible declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) overbuilding; (v) extended vacancies of properties; (vi) increases in competition, property taxes and operating expenses; (vii) changes in zoning laws; (viii) costs of clean-up of and liability for environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from flood, earthquakes or other natural disasters; (xi) limitations on and variations in rents; (xii) dependency on property management skill; (xiii) the appeal of properties to tenants; and (xiv) changes in interest rates.

Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on the quality of management skills, are not frequently diversified, and are subject to the risks of financing projects.

If the Series invests in new or unseasoned REIT issuers, it may be difficult or impossible for the Series to ascertain the REIT’s management capabilities and growth prospects, or the value of its underlying assets. REITs whose underlying assets include long-term health care projects, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. On the other hand, since interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to current market interest rates. The value of such investments fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

In addition, investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less

6	The Phoenix Equity 500 Index Series

frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

The Series may invest in repurchase agreements. A repurchase agreement is a transaction where the Series buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the Series may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the Series may never receive the purchase price or it may be delayed or limited.

Small and Medium Market Capitalization Risk

The Series may invest in companies with small and medium capitalizations, which would make the Series more volatile than funds that invest exclusively in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk

The Series may invest in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Volatility Risk

This is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

More About the Trust and the Series

Organization of the Trust

The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust currently consists of 17 series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. The Trust is not required to hold annual shareholder meetings.

Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The Trust intends for the Series to qualify as a regulated investment company (a “RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of Federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any Federal excise tax.

Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a

The Phoenix Equity 500 Index Series	7

single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

❖

dilution of the interests of long-term investors, if market timers or others transfer into a fund at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

❖

an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

❖	increased brokerage and administrative expenses.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.

Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.

Sales Charge and Surrender Charges

The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The net asset value per share of the Series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ net asset value may be significantly affected on days when an investor has no access to the Series. The net asset value per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there

8	The Phoenix Equity 500 Index Series

had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the net asset value of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Board or its delegates.

Shares of other investment companies are valued at their respective net asset values. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ net asset value.

Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.

Fair Valuation

If market quotations are not readily available or where available prices are not reliable, the Series determines a “fair value” for an investment according to rules and procedures approved by the Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security’s market value; (vii) foreign securities subject to trading collars for which limited or no trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list does not include all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of a portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time of closing of the foreign market where the security is principally traded and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.

Litigation Matters

Legal Proceedings about the Series and PVA and/or its Affiliates

The Trust is not involved in any litigation or arbitration. PVA and/or its insurance company affiliates (“Phoenix”) are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming Phoenix as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. Phoenix believes that the outcomes of any pending litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on Phoenix’s consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Phoenix’s results of operations or cash flows in particular quarterly or annual periods.

The Phoenix Equity 500 Index Series	9

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.

Phoenix Equity 500 Index Series

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.11	$13.21	$12.77	$11.32	$11.05
Income from investment operations
Net investment income (loss)	0.16 [1]	0.20 [1]	0.18 [1]	0.16	0.13
Net realized and unrealized gain (loss)	1.95	(5.11)	0.44	1.44	0.28

Total from investment operations	2.11	(4.91)	0.62	1.60	0.41

Less distributions
Dividends from net investment income	(0.21)	(0.19)	(0.18)	(0.15)	(0.14)
Distributions from net realized gains	—	—	—	—	—

Total distributions	(0.21)	(0.19)	(0.18)	(0.15)	(0.14)

Change in net asset value	1.90	(5.10)	0.44	1.45	0.27

Net asset value, end of period	$10.01	$8.11	$13.21	$12.77	$11.32

Total return	26.22%	(37.31)%	4.87%	14.21%	3.69%
Ratios/supplemental data:
Net assets, end of period (000s)	$64,594	$64,174	$123,644	$142,346	$105,058
Ratio to average net assets of:
Net operating expenses	0.50%	0.50%	0.58%	0.63%[4]	0.65%
Gross operating expenses (before waivers and reimbursements)	0.69%	0.65%	0.73%	0.77%	0.72%
Net investment income	1.88%	1.78%	1.34%	1.36%	1.22%
Portfolio turnover rate	7%	11%	3%	74%	14%

[1]	Computed using average shares outstanding.
[4]	Represents a blended operating expense ratio.

10	The Phoenix Equity 500 Index Series

Phoenix Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Additional information about The Phoenix Equity 500 Index Series (the “Series”) is contained in the Series’ Statement of Additional Information (“SAI”) dated May 1, 2010, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

Additional information about the Series’ investments is available in the Series’ Annual and Semiannual Reports to Shareholders. In the Series’ Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Life Insurance Company, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: http://www.phoenixwm.phl.com/public/products/regulatory/index.jsp.

Information about the Series, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Series are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

phoenixwm.com

Investment Company Act File No. 811-04642

G5068R © 2010 The Phoenix Companies, Inc.	5-10

PART B

THE PHOENIX EDGE SERIES FUND

Home Office: c/o CT Corporation System	Phoenix Life Insurance Company
155 Federal Street	PO Box 8027
Boston, MA 02110	Boston, MA 02266-8027

STATEMENT OF ADDITIONAL INFORMATION	May 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus. Much of the information contained in this SAI expands upon subjects discussed in the current prospectus for The Phoenix Edge Series Fund (the “Trust”). Accordingly, the SAI should be read together with the prospectus, which may be obtained free of charge by calling 800/541-0171 or by writing to Phoenix Life Insurance Company (“Phoenix”) at the address above. The financial statements and the notes thereto relating to each Series and the report of PricewaterhouseCoopers LLP with respect thereto for the fiscal year ended December 31, 2009 are contained in the Trust’s annual report and are incorporated herein by reference. Copies of the Trust’s Annual and Semiannual Reports have been delivered to shareholders and are available without charge, upon request, by calling Variable Products Operations at 800/541-0171 or writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027. The contents of this SAI are incorporated by reference into the prospectus in their entirety. The Series of the Trust include the following:

➢   Phoenix Capital Growth Series

➢   Phoenix Comstock Series

➢   Phoenix Equity 500 Index Series

➢   Phoenix Growth and Income Series

➢   Phoenix Mid-Cap Growth Series

➢   Phoenix Mid-Cap Value Series

➢   Phoenix Multi-Sector Fixed Income Series

➢   Phoenix Multi-Sector Short Term Bond Series

➢   Phoenix Small-Cap Growth Series

➢   Phoenix Small-Cap Value Series

➢   Phoenix Strategic Allocation Series

➢   Phoenix-Aberdeen International Series

➢   Phoenix-Duff & Phelps Real Estate Securities Series

➢   Phoenix Dynamic Asset Allocation Series: Aggressive Growth*

➢   Phoenix Dynamic Asset Allocation Series: Growth*

➢   Phoenix Dynamic Asset Allocation Series: Moderate*

➢   Phoenix Dynamic Asset Allocation Series: Moderate Growth*

*	The four Phoenix Dynamic Asset Allocation Series (Aggressive Growth, Growth, Moderate and Moderate Growth) are referred to in this SAI collectively as the “Phoenix Dynamic Series.”

The Trust

The Trust is an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), with seventeen series. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. All of the Series described in this SAI are classified as diversified under the 1940 Act, except for the Phoenix-Duff & Phelps Real Estate Securities Series, which is non-diversified. Shares in each Series of the Trust are available to the following insurance companies:

➢   Phoenix Life Insurance Company (“Phoenix”);

➢   PHL Variable Insurance Company (“PHL Variable”); and

➢   Phoenix Life and Annuity Company (“PLAC”).

The executive offices of Phoenix, PHL Variable and PLAC are located at One American Row, P.O. Box 5056, Hartford, Connecticut 06102-5056.

Permitted Investments and Risk Factors

The investment objectives, principal investment strategies and principal risks are set forth in the prospectus. The following supplements that information.

The Phoenix Dynamic Series invest primarily in other investment companies and cash and cash equivalents. For additional information with respect to the Phoenix Dynamic Series, please see the section titled, “Investments in Other Investment Companies.” All of the Series described in this SAI (except the Phoenix Dynamic Series) which invest primarily in other investment companies) may invest in the following investments unless specifically noted otherwise. Additional information detailing investment policies that apply to one or more individual Series is set forth below and is intended to supplement information in the prospectus. Any percentage limitations noted are based on market value at the time of investment.

Unless otherwise stated in the prospectus, many investment techniques are discretionary. That means the advisors or subadvisors may elect to engage or not engage in the various techniques at their sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Bankers’ Acceptances

A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Certificates of Deposit

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Commercial Bank Obligations

For the purposes of each Series’ investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Series to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Series typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Series. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial Paper

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has maturity at the time of issuance not exceeding nine months.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specific price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value then the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases. Up to 5% of each Series’ assets may be invested in convertible securities that are rated below investment grade (commonly referred to as “junk” securities). Such securities present greater credit and market risks than investment grade securities. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Series is called for redemption, the Series may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Corporate Asset-Backed Securities

Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities weighted average life and may lower their return.

Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Corporate Securities

The Series may invest in debt securities, such as convertible and non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and other similar entities.

Debt Securities

The value of a Series’ investments in debt securities will change as interest rates fluctuate. When interest rates decline, the values of such securities generally can be expected to increase, and when interest rates rise, the values of such securities generally can be expected to decrease. The lower-rated and comparable unrated debt securities described above are subject to greater risks of loss of income and principal than are higher-rated fixed income securities. The market value of lower-rated securities generally tends to reflect the market’s perception of the creditworthiness of the issuer and short-term market developments to a greater extent than is the case with more highly rated securities, which reflect primarily functions in general levels of interest rates.

Depositary Receipts

Each Series may hold foreign securities. Such investments may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Series’ investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign equity securities.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Series may invest in both sponsored and unsponsored ADRs.

Broker/dealers have recently launched another form of depositary receipt which represents an ownership interest in a pro rata portion of a portfolio of debt securities, which may, or may not, include foreign securities. The issuer may be a custodial receipt account held for the benefit of receipt purchasers or a trust. The custodian/ trust passes principal and interest payments received on the underlying portfolio to the receipt holders and also distributes corporate action notices as well. Receipt holders generally pay an annual administrative/trustee fee and may pay a redemption fee. In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the Securities and Exchange Commission (“SEC”) and qualify as Rule 144A securities which may make them more difficult and costly to sell.

Dollar Denominated Foreign Debt Securities

Investing in dollar-denominated foreign debt represents a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods.

Emerging Market Securities

“Emerging Markets” are those countries or regions with relatively low gross national product per capita compared to the world’s major economies, and those countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets in Asia will include countries: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to middle-income economies according to the International Bank for Reconstruction and Development

(the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the advisor to be an emerging market as defined above. The Series may invest in securities of: (i) companies where the principal securities trading market is an emerging market country; (ii) companies organized under the laws of, and with a principal office in, an emerging market country; or (iii) companies whose principal activities are located in emerging market countries.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Series is uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Series due to subsequent declines in value of the portfolio securities or, if the Series has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Series of any restrictions on investments. Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Series.

Equity Linked Derivatives

The Series may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include Standard & Poor’s Depositary Receipts (“SPDRs”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios as Listed Securities (“OPALS”). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies.

Equity Securities

Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Series invests will cause the net asset value of the Series to fluctuate.

Financial Futures and Related Options

The Series may enter into futures contracts on financial instruments (“financial futures”) for the purchase or sale of debt obligations which are traded on recognized exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission, and may purchase or sell options on financial futures contracts.

Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 and other securities indices. A clearing corporation associated with a board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and guarantees that open futures contracts will be performed.

A futures contract on a debt obligation is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of obligations having a standard face value and rate of return. By entering into a futures contract for the purchase of a debt obligation, a Series will legally obligate itself to accept delivery of the underlying security and pay the agreed price. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case such positions will be valued by or under the direction of the Board of Trustees of the Trust. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures positions taken by a Series usually would be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

In contrast to the situation when Series purchase or sell a security, no security is delivered or received by the Series upon the purchase or sale of a financial futures contract. Initially, a Series will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high-grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account. In the case of a call, this amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, or, in the case of a put, is less than the exercise price of the option on the futures contract. For more information regarding options, see below.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. Effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date closes out a futures contract sale. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, effecting a futures contract sale for the same securities and the same delivery date closes out a futures contract purchase. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

A Series may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of its portfolio securities or securities denominated in a foreign currency. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position’s underlying securities in the cash market. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges—long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, to a considerable extent, a decline in the market value of securities in a Series’ portfolio may be protected against by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that a Series may wish to buy in the future by purchasing futures contracts.

The purpose of hedging in debt obligations is to establish more certainty than otherwise would be possible in the effective rate of return on portfolio securities. A Series might, for example, take a “short” position in the futures markets by entering into contracts for the future delivery of securities held by it in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. When hedging of this type is successful, any depreciation in the value of securities will be substantially offset by appreciation in the value of the futures position. On the other hand, a Series might take a “long” position by entering into contracts for the future purchase of securities. This could be done when the Series anticipates the future purchase of particular debt securities but expects the rate of return then available in the securities market to be less favorable than rates that are currently available in the futures markets.

Transactions in financial futures contracts and related options will be primarily for hedging purposes. In addition, each Series will not purchase or sell any financial futures contract or related option for non-bona fide hedging purposes if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of the purchase of a futures contract or a call option on a futures contract, any asset—either including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract, minus the initial margin deposit with respect thereto—will be specifically designated in the Series accounting records to fully collateralize the position and thereby ensure that it is not leveraged. The extent to which the Series may enter into financial futures contracts and related options also may be limited by requirements of the Internal Revenue Code of 1986 (the “Code”) for qualification as a regulated investment company.

A Series will incur brokerage fees in connection with its financial futures transactions, and will be required to deposit and maintain Trusts with its custodian in its own name as margin to guarantee performance of its future obligations. These commissions may be higher than those that would apply to purchases and sales of securities directly.

While financial futures would be traded to reduce certain risks, futures trading itself entails certain other risks. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities that are the subject of such contracts. In addition, the market price of futures contracts may be affected by certain factors, such as the closing out of futures contracts by investors through offsetting transactions, margin, deposit and maintenance requirements, and the participation of speculators in the futures market. Another risk is that there may not be a liquid secondary market on an exchange or board of trade for a given futures contract or at a given time, and in such event it may not be possible for the Series to close a futures position. Finally, successful use of futures contracts by a Series is subject, where applicable, to the advisor’s or subadvisor’s ability to correctly predict movements in the direction of interest rates and other factors affecting the market for debt securities. Thus, while a Series may benefit from the use of such contracts, the operation of these risk factors may result in a poorer overall performance for the Series than if it had not entered into any futures contract. The risk in purchasing an option on a financial futures contract is that the Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Series while the purchase or sale of the contract would not have resulted in a loss.

Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series’ futures contracts (both for receipts and delivery) will not exceed 10% of its total assets.

Fixed Income Securities

Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Series fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by a nationally recognized statistical ratings organization in the rating of a fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.

Changes in the value of a Series’ securities will not affect cash income derived from these securities but will affect the Series’ net asset value.

Foreign Currency Transactions

For each Series investing in foreign securities, the value of the assets of such Series as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Series may incur costs in connection with conversions between various currencies. A Series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unless the Series already owns a security denominated in (or otherwise exposed to) the foreign currency in the same amount as the forward contract, at the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the Series’ initial margin deposit with respect thereto, will be specifically designated in the Series accounting records to fully collateralize the position and thereby ensure that it is not leveraged.

When a Series enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may want to establish the United States dollar cost or proceeds. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a Series may be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships.

When the advisor or subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Series’ portfolio securities denominated in or exposed to such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Series to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

If the Series retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Series entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Series would realize gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Series would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Series will have to convert holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

Foreign Securities

Each Series listed in the chart below may invest its net assets in foreign securities up to the limit stated in the chart. These limitations on investing in foreign securities do not necessarily reflect the actual percentage of net assets in foreign securities by the Series.

Series	% Limits
Phoenix Capital Growth	25%
Phoenix Growth and Income	20%
Phoenix Mid-Cap Growth	20%
Phoenix Mid-Cap Value	10%
Phoenix Small-Cap Growth	20%
Phoenix Small-Cap Value	10%
Phoenix-Aberdeen International	100%
Phoenix-Van Kampen Comstock	25%

The Phoenix Multi-Sector Fixed Income Series may invest up to 50% of net assets in foreign debt securities. In addition, the Phoenix Strategic Allocation Series may invest in foreign securities up to 20%, but under normal circumstances will not invest more than 10% of its total assets in foreign securities. The Phoenix-Van Kampen Equity 500 Index Series may invest in securities of foreign corporations, provided that such securities are included in the S&P 500 or traded on a U.S. exchange. The Phoenix Dynamic Series may invest in foreign securities indirectly through underlying funds.

The Series may invest in government obligations supported by the authority to levy taxes sufficient to ensure the payment of all principal and interest due on such obligations. Because foreign government obligations, like U.S. government obligations, are generally guaranteed for principal and interest by the government issuing the security, the principal risk of investing in foreign government obligations is that the foreign government will not or will be unable to meet its obligations. The Series also may purchase securities of nongovernmental issuers considered creditworthy by the advisor or subadvisor, as applicable.

For the Series that may purchase foreign debt securities denominated in foreign currencies (“non-U.S. dollar securities”), the amount invested in such non-U.S. dollar securities may vary depending on the relative yield of such securities, the relative strength of the economies and the financial markets of such countries, the relative interest rates available in such countries and the relationship of such countries’ currencies to the U.S. dollar. Investments in non-U.S. dollar securities and currency will be evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

As a result of its investments in foreign securities, the Series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Series may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the advisor believes that the applicable rate is unfavorable at the time the currencies are received or the advisor anticipates, for any other reason, that the NYSE rate will improve, the Series may hold such currencies for an indefinite period of time.

In addition, the Series may be required to receive delivery of the foreign currency underlying forward foreign currency contracts into which it has entered. This could occur, for example, if an option written by the Trust is exercised or the Trust is unable to close out a forward contract. The Series may hold foreign currency in anticipation of purchasing foreign securities. The Series also may elect to take delivery of the currencies underlying options or forward contracts if, in the judgment of the advisor, it is in the best interest of the Series to do so. In such instances as well, the Series may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

Indexed Securities

The Series may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, credit default swaps or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Series may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the Series to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government-sponsored entities.

Inverse Floating Rate Obligations

The Series may invest in so-called “inverse floating rate obligations” or “residual interest bonds” or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

Investments in Other Investment Companies

Investments in other investment companies may include open-end investment companies, closed-end investment companies and unit investment trusts. Under the 1940 Act, a

Series may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Series may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to an exemptive order granted by the SEC.

As the shareholder of another investment company, the Series will bear its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Series pays in connection with its own operations.

Phoenix Dynamic Series

The Phoenix Dynamic Series are four separate Series of the Trust. As noted above, generally, the 1940 Act limits a Series investment in shares of other investment companies (“underlying funds”), including exchange-traded funds ( “ETFs”), unless (i) the underlying funds or the Series has received an order for exemptive relief from the SEC that is applicable to the Series and (ii) the underlying funds and the Series take appropriate steps to comply with any conditions in such order. The Phoenix Dynamic Series operate pursuant to an exemptive order issued by the SEC (the “Exemptive Order”) that permits each of the Phoenix Dynamic Series to invest in affiliated or unaffiliated funds beyond the limits in the 1940 Act, subject to certain terms and conditions.

One condition of the Exemptive Order requires that, prior to a Series’ acquisition of more than 3% of outstanding voting securities of an unaffiliated underlying fund, the Series and the underlying fund enter into an agreement addressing each party’s responsibilities under the Exemptive Order. There is no guarantee that a particular underlying fund will enter into such an agreement. Therefore, a Phoenix Dynamic Series may be prevented from allocating its investment in the manner that the advisor considers optimal. In these instances, the advisor may select a similar underlying fund, or a “Stock Basket” (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) as an alternative. A Phoenix Dynamic Series may also invest in Stock Baskets when the advisor believes they represent more attractive opportunities than similar underlying funds.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Series may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the advisor believes it is in a Series’ interest to do so.

After issuance by the ETF, shares may be traded like stocks on a securities exchange (e.g., the New York Stock Exchange (“NYSE”)), and the shares may be purchased and sold throughout the trading day based on their market price. Notwithstanding the ability to purchase and redeem creation units, the advisor anticipates purchasing and selling ETF shares for the Series on the exchanges on which the ETF’s shares are traded.

There is a risk that the ETFs in which a Series invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Series may invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Series believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate underlying fund tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate underlying fund would be available for investment at that time.

Junk Bonds

The chart below sets forth the Series that are permitted to invest in junk bonds and the percentage of net assets each Series may invest in such securities.

Series	% Limits
Phoenix Multi-Sector Fixed Income	50%
Phoenix Multi-Sector Short Term Bond	35%
Phoenix Strategic Allocation	10%

The Phoenix Dynamic Series may invest in junk bonds indirectly through underlying funds. Junk bonds are non-investment grade debt securities. The market prices of such lower-rated securities generally fluctuate in response to changes in interest rates and economic conditions more than those of higher-rated securities. Additionally, there is a greater possibility that an adverse change in the financial condition of an issuer, particularly a higher leveraged issuer, may affect its ability to make payments of income and principal and increase the expenses of the Series seeking recovery from the issuer. Lower-rated securities may be thinly traded and less liquid than higher-rated securities and therefore harder to value and more susceptible to adverse publicity concerning the issuer.

Lending of Portfolio Securities

Subject to certain investment restrictions, a Series may, from time to time, subject to the Trustees’ and Trust Treasurer’

approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Series lending its securities. When securities or a letter of credit are used as collateral, a Series will receive a lending fee paid by the borrower of the securities. A Series will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Series may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Series, a Series would be subject to risk of loss due to an increase in value if the borrower fails to return the borrowed securities for any reason (such as the borrower’s insolvency). In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Series must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, a Series could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Series.

Leverage

Each Series may borrow funds to meet redemption requests. In addition, the Phoenix Mid-Cap Growth, Phoenix Comstock and Phoenix Equity 500 Index Series may, from time to time, increase their ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interests and investing the borrowed Trusts. Except as set forth below, the Series will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Series (including the amount borrowed), less its liabilities (not including any borrowings) is at least three times the amount borrowed. Each Series may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes. The amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series’ assets computed as provided above become less than three times the amount of the borrowings for investment purposes, the Series, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage. If the value of such Series’ assets decreases and the amount of the loans exceed one-third of the Series’ net assets, the Series must reduce its outstanding loans within three business days so that the amount of the loan does not exceed one-third of the Series’ net assets. In a declining market a Series may have to sell securities under poor market conditions to maintain the required asset coverage.

The Phoenix Growth and Income Series and Phoenix Mid-Cap Value Series may not borrow except from banks for emergency or other extraordinary purposes. Furthermore, the Phoenix Mid-Cap Value Series may borrow only in an amount that does not exceed 5% of the Series’ total assets.

Interest on money borrowed will be an expense of those Series with respect to which the borrowing has been made. Because such expense otherwise would not be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing also must be made subject to an agreement by the lender that any recourse is limited to the assets of such Series with respect to which the borrowing has been made.

Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net assets value of such Series shares to rise faster than otherwise would be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover its cost (including any interest paid on the monies borrowed) to such Series, the net asset value of the Series will decrease faster than otherwise would be the case.

Loans and Other Direct Indebtedness

The Series may purchase loans and other direct indebtedness. In purchasing a loan, the Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrowers obligation, or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Series would purchase an assignment of a portion of a lenders interest in a loan either directly from the lender or through an intermediary. The Series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments which obligate the Series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and specifically designate in the Series accounting records, cash or other high grade debt obligations in an amount sufficient to meet such commitments.

The Series’ ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the Series will purchase, the advisor will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. As the Series may be required to rely upon another lending institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, the Series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of certain investment restrictions pertaining to the diversification of the Series’ portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Mortgage-Backed Securities

Mortgage-backed securities include mortgage pass-through certificates, real estate mortgage investment conduit (“REMIC”) certificates and collateralized mortgage obligations (“CMOs”). CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), for Fannie Mae (formerly Federal National Mortgage Association (“FNMA”)). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Series may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by the Series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Fannie Mae or Freddie Mac (“Freddie Mac”) (formerly the Federal Home Loan Mortgage Corporation (“FHLMC”)), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may also issue mortgage pass-through securities. Various forms of insurance or guarantees may support some of these mortgage pass-through securities.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs that may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”)—insured or Veterans Administration (“VA”)—guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Fannie Mae operates in the U.S. secondary mortgage market. Rather than making home loans directly with consumers, it works with mortgage bankers, brokers, and other primary mortgage market partners to help ensure they have funds to lend to home buyers at affordable rates. Fannie Mae finds mortgage investments primarily by issuing debt securities in the domestic and international capital markets.

Fannie Mae was established as a federal agency in 1938, and in 1968 was chartered by Congress as a private shareholder-owner company. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of Fannie Mae. In addition, the U.S. Department of the Treasury agreed to provide up to $100 billion of capital as needed to ensure the company continues to provide liquidity to the housing and mortgage markets.

Freddie Mac is also a government-sponsored corporation owned by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for its national portfolio. Freddie Mac guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

At December 31, 2008, Freddie Mac’s liabilities exceeded its assets under generally accepting accounting principals by $(30.6) billion, and stockholders’ equity (deficit) totaled $(30.7) billion. On March 31, 2009, pursuant to a request by the Director of FHFA, the U.S. Department of the Treasury provided $30.8 billion in immediately available funds to Freddie Mac and in accordance with the terms of the Senior Preferred Stock Purchase Agreement between Freddie Mac and the U.S. Department of the Treasury, in order to address the $30.7 billion deficit in stockholders’ equity that existed at December 31, 2008. [to be provided by amendment]

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. Governmental entities, private insurers and the mortgage poolers issue the insurance and guarantees. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Series may also buy mortgage-related securities without insurance or guarantees.

A particular risk associated with pass-through securities involves the volatility of prices in response to changes in interest rates or prepayment risk. Prepayment rates are important because of their effect on the yield and price of securities. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgages’ scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Although the pattern of repayments is estimated and reflected in the price paid for pass-through securities at the time of purchase, the actual prepayment behavior of mortgages cannot be known at that time. Therefore, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through securities. Prepayments that occur faster than estimated adversely affect yields for pass-throughs purchased at a premium (that is, a price in excess of principal amount) and may cause a loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Furthermore, the proceeds from prepayments usually are reinvested at current market rates, which may be higher than, but usually are lower than, the rates earned on the original pass-through securities. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities or decline in value from declining interest rates because of risk of prepayment. Pass-through securities are forms of derivatives.

Mortgage “Dollar-Roll” Transactions

A Series may enter into mortgage “dollar roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on the mortgage-backed securities. The Series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Series may also be compensated by receipt of a commitment fee. If the income and capital gains from the Series’ investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Series sells securities becomes insolvent, the Series’ right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the advisor’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Options

Buying Call and Put Options. Each of the Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Series may invest in call and put options whenever, in the opinion of the advisor or subadvisor, a hedging transaction is consistent with its investment objectives. The Series may sell a call option or a put option that it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Series may lose the premium it paid plus transaction costs.

The seller of an option receives a cash payment or premium at the time of sale, which is retained by the seller whether or not, the option is exercised. This premium represents consideration to the seller for undertaking the obligation under the option contract. In the case of call options, the premium compensates the seller for the loss of the opportunity to profit from any increase in the value of the security or the index. The premium to a seller of a put option compensates the seller for the risk assumed in connection with a decline in the value of the security or index.

A call option on a security or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security or foreign currency at the exercise price at any time during the option period.

A put option on equity or debt securities gives the holder the right to sell such a security at a specified price (the exercise price) for a stated period of time. Prior to the expiration of the option, the seller of the option has an obligation to buy the underlying security from the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised.

Call and put options on stock market indexes operate the same way as call and put options on equity or debt securities except that they are settled in cash. In effect, the holder of a call option on a stock market index has the right to buy the value represented by the index at a specified price and for a stated period of time. Conversely, the holder of a put option on a stock market index has the right to sell the value represented by the index for a specified price and for a stated period of time. To be settled in cash means that if the option is exercised, the difference in the current value of the stock market index and the exercise value must be paid in cash. For example, if a call option was bought on the XYZ stock market index with an exercise price of $100 (assuming the current value of the index is 110 points, with each point equal to $1.00), the holder of the call option could exercise the option and receive $10 (110 points minus 100 points) from the seller of the option. If the index equals 90 points, the holder of the option receives nothing.

A Series may close an open call or put option position by selling a call option, in the case of an open call position, or a put option, in the case of an open put option, which is the same as the option being closed. The Series will receive a premium for selling such an option. The premium received may be more than, equal to or less than the premium paid by the Series when it bought the option that is being closed.

The premium paid by the Series for the purchase of a call or a put option and the expiration or closing sale transaction with respect to such options are treated in a manner analogous to that described above, except there is no liability created to the Series. The premium paid for any such option is included in assets and marked to the market value on a current basis. If the options expire, the Series will realize a short-term loss on the amount of the cost of the option. If a purchased put or call option is closed out by the Series entering into a closing sale transaction, the Series will realize a short-term gain or loss, depending upon whether the sale proceeds from the closing sale transaction are greater or less than the cost of the put or call option.

Writing (Selling) Call and Put Options. Prior to the expiration of the option, the seller of a call option has an obligation to sell the underlying security to the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised. The seller of the call option receives a cash payment (premium) at the time of sale, which premium is retained by the seller whether or not the option is exercised. The premium represents consideration to the seller for undertaking the obligations under the option contract and thereby foregoing the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except insofar as the premium represents such a profit).

Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security or foreign security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. The writer (seller) may terminate a call option by entering into a closing purchase transaction in which it purchases an option of the same Series as the option previously written.

A put option on a security or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller),

the right to sell the underlying security or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the options depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

The Series may write exchange-traded call options on their securities. Call options may be written on portfolio securities, securities indices and foreign currencies. The Series may, with respect to securities and foreign currencies, write call and put options on an exchange or over the counter. Call options on portfolio securities will be covered since the Series will own the underlying securities or other securities that are acceptable for escrow at all times during the option period. Call options on securities indices may be written to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Call options on foreign currencies and put options on securities and foreign currencies will be covered by securities acceptable for escrow. The Series may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts.

The Series will write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Series’ ability to close out options it has written.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for any appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a portfolio’s ability to close out options it has written.

The Series may cover written call options with any assets, including equity securities and noninvestment grade debt, so long as the assets are liquid, unencumbered and marked to market daily (“liquid assets”), in the accounting records of the Series in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Series should the value of the underlying security increase and the option be exercised.

A written put option contract may be covered with liquid assets on the accounting records of the Series. While this may help ensure that the Series will have sufficient assets to meet its obligations under the option contract should it be exercised, it will not reduce the potential loss to the Series should the value of the underlying security decrease and the option be exercised.

Writing Covered Call Options. The Series may write (sell) covered call options on securities owned by them, including securities into which convertible securities are convertible, provided that such call options are listed on a national securities exchange.

When a Series writes a covered call option, an amount equal to the premium received by it is included in assets of the Series offset by an equivalent liability. The amount of the liability is subsequently marked to reflect the current market value of the written option. Market value is the last sale price of the options on the NYSE or other market on which it is traded or, in absence of a sale, the mean between last bid and offer prices. If an option which the Series has written either ends or the Series enters into a closing purchase transaction, the Series realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option concludes.

Premium income earned with respect to a qualified covered call option which lapses or experiences gain or loss from such an option which is closed out (other than by exercise) generally will be short-term capital gain or loss. Further, gain or loss with respect to the exercise of such an option generally will be short-term or long-term depending upon the actual or deemed holding period of the underlying security. However, any loss realized from writing a “qualified covered call option” which has a strike price less than the applicable security price (defined in Section 1092(C)(4)(G) of the Code) will be treated as a long-term capital loss, if gain from the sale of the underlying security at the time the loss is realized would be long-term capital gain. Also, with respect to such options, the holding period of the underlying security will not include any period during which the Trust has an outstanding written option.

Purchasing Warrants and Stock Rights. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options.

Over-the-Counter (“OTC”) Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored or caused to be monitored by the advisor or subadvisor and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it otherwise might be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Trust understands the position of the SEC staff to be that purchased OTC options and the assets used as “cover” for written OTC options are generally considered illiquid securities. Although the dealers with which a Series will engage in OTC options transactions are generally agreeable to and capable of entering into closing transactions, the Trust has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Series.

A Series will engage in OTC options transactions only with dealers that meet certain credit and other criteria established by the Board of Trustees of the Trust. The Trust and the advisor believe that the approved dealers present minimal credit risks to the Trust and, therefore, should be able to enter into closing transactions if necessary. A Series currently will not engage in OTC options transactions if the amount invested by the Series in OTC options, plus a “liquidity charge” related to OTC options written by the Series in illiquid securities plus any other portfolio securities considered to be illiquid, would exceed 10% of the Series’ total assets. The “liquidity charge” referred to above is computed as described below.

The Series anticipates entering into agreements with dealers to which the Series sell OTC options. Under these agreements a Series would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”). The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a Series to repurchase a specific OTC option written by the Series, the

“liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

PIK Bonds

Payment-in-kind (PIK) bonds are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series’ distribution obligations.

Private Placements and Rule 144A Securities

Each Series may purchase securities, which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Series in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”). Public sales of such securities by a Series may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Series may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the SEC for which the subadvisor, under procedures adopted by the Trustees, determine the secondary market is liquid, Rule 144A Securities will be considered illiquid. Trustees may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by the Series: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security; and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of these Series’ illiquid securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Series, other than those listed below, may invest up to 15% of its net assets in illiquid securities.

Privatizations

The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Series may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Real Estate Investment Trusts

REITs pool investors’ Trusts for investment primarily in income-producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs generally can be classified as follows:

➢	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

➢	Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

➢	Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly.

In addition to these risks, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs also are subject to potential defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the Investment Company Act of 1940. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company.

REITs are like closed-end investment companies in that they are essentially holding companies that rely on professional managers to supervise their investments.

Repurchase Agreements

Repurchase Agreements are agreements by which a Series purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted 1940 Act, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. In fact, such a transaction is a loan of money to the seller of the securities.

A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the accounts of the custodian of the Trust maintained in a central depository or book-entry system or by physical delivery of the securities to the Trust’s custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within 7 days.

Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

Each Series may invest in repurchase agreements. However, no more than 15% of a Series’ net assets will be invested in repurchase agreements having maturities of more than 7 days. Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the Board of Trustees and the advisor or subadvisor, as applicable, acting at the Board’s direction, to be creditworthy. In addition, the repurchase agreements are fully collateralized by the underlying instrument and are marked to market every business day. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction.

Reset Options

In certain instances, the Series may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is paid at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Reverse Repurchase Agreements

A reverse repurchase agreement is a borrowing transaction in which the Series transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. A Series will specifically designate in its accounting records the liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. A Series may borrow through reverse repurchase agreements in connection with meeting requests for the redemption of a Series shares. Transactions involving reverse repurchase agreements may increase fluctuations in the market value of a Series’ assets and may be viewed as a form of leverage. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Series may decline below the price at which the Series is obligated to repurchase the securities.

Short Sales

The Series may seek to hedge investments or realize additional gains through short sales. The Series may make short sales, which are transactions in which a Series sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Series must borrow the security to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Series also may be required to pay a premium, which would increase the cost of the security sold. The broker, to the extent necessary to meet margin requirements until the short position is closed out will retain the net proceeds of the short sale. The Series also will incur transaction costs in effecting short sales.

The Series will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Series may be required to pay in connection with a short sale.

Whenever the Series engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker connection with the short sale, equals the current market value of the security sold short.

Short Sales Against the Box

The Series may make short sales “against the box,” i.e., when a security identical to one owned by the Series is borrowed and sold short. If the Series enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Series will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Small and Mid Capitalization Securities

Investments in small or mid capitalization companies involve greater risk than is generally associated with larger, more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger companies. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small or medium-sized companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Speculative Bonds

The Series may invest in fixed income and convertible securities rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Corporation (“Standard & Poor’s”), Fitch or Duff & Phelps Credit Rating Company (“Duff & Phelps”) and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class) while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO is extremely sensitive to the rate of principal payments, including prepayments on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

Swap Agreements

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Commonly used swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Series’ obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Series’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically designating in the Series accounting records the liquid assets to avoid any potential leveraging of the Series’ holdings. The Series will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Series’ assets.

Whether the Series’ use of swap agreements will be successful in furthering its investment objective will depend on an advisor or subadvisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty. The advisor or subadvisor will cause the Series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Series’ repurchase agreement guidelines. Certain restrictions imposed on the Series by the Internal Revenue Code may limit a Series’ ability to use swap agreements. The swaps market is largely unregulated. Swaps agreements generally are exempt or excluded from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Series’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Temporary Borrowing

The Series may borrow money for temporary purposes (e.g., to meet redemption requests or settle outstanding purchases of portfolio securities).

Time Deposits

Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which negotiable certificates are not received.

U.S. Government Obligations

Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have maturity of greater than five years.

Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives and the U.S. Postal Service. Securities issued or guaranteed by the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration and Small Business Administration are supported by the full faith and credit of the U.S. Treasury. Securities issued or guaranteed by Federal National Mortgage Association and Federal Home Loan Banks are supported by the right of the issuer to borrow from the Treasury. Securities issued or guaranteed by the other agencies or instrumentalities listed above are supported only by the credit of the issuing agency.

Variable and Floating Rate Obligations

Investments in variable or floating rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Series on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Series is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the Series through the demand feature, the obligations mature on a specified date that may range up to thirty years from the date of issuance.

When-Issued Securities

The Series may purchase securities on a when-issued basis. New issues of certain securities are offered on a when-issued basis, that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate if any, that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Series will generally make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the Series may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the Series purchases securities on a when-issued basis, cash or liquid securities equal in value to commitments for the when-issued securities will be specifically designated in the Series accounting records. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Securities purchased on a when-issued basis are subject to changes in market value. Therefore, to the extent the Series remains substantially fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in the net asset values than if the Series merely set aside cash to pay for when-issued securities. In addition, there will be a greater potential for the realization of capital gains. When the time comes to pay for when-issued securities, the Series will meet its obligations from then available cash flow, the sales of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). Lastly, investing in when-issued securities includes the risk that the securities may never be issued, in which event the Series may incur expenses associated with unwinding such transactions.

“Yield Curve” Options

The Series may enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the Series may purchase or write such options for hedging purposes. For example, the Series may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Series may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the advisor, the Series will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Series will be “covered.” A call (or put) option is covered if the Series holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Series’ net liability under the two options. Therefore, the Series’ liability for such a covered option is generally limited to the difference between the amount of the Series’ liability under the option written by the Series less the value of the option held by the Series. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Zero and Deferred Coupon Debt Securities

The Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” obligations) or until maturity (“zero coupon” obligations). Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are purchased by the Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Series’ shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in deferred or zero coupon bonds.

Additional Investment Policies of Certain Series

The following policies are non-fundamental and may be changed without shareholder vote.

Phoenix Capital Growth Series

The Series may invest any amount of its assets in any class or type of security believed by the subadvisor to offer the potential for capital appreciation over the intermediate and long term, including preferred stocks, investment-grade bonds, convertible preferred stocks and convertible debentures. Distribution of investment income, such as dividends and interest, is incidental in the selection of investments.

Diversification among market sectors will be a factor in selecting securities for the Series. However, the subadvisor will put greater emphasis on selecting securities it believes have good potential for appreciation rather than upon wide diversification.

The Series may invest up to 25% of its net assets in securities of foreign (non-U.S.) issuers. The Series may invest in a broad range of foreign securities, including equity, debt and convertible securities and foreign government securities. Issuers may be in established-market countries and emerging-market countries.

The Phoenix Capital Growth Series may only purchase a call option to terminate a previously written call option. (See “Writing Covered Call Options.”)

Phoenix Growth and Income Series

The Phoenix Growth and Income Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE.

Phoenix Multi-Sector Fixed Income Series

The Phoenix Multi-Sector Fixed Income Series may only purchase a call option to terminate a previously written call option. (See “Writing Covered Call Options.”)

Phoenix Strategic Allocation Series

Immediately after entering into an opening option position, the total value of all open option positions based on exercise price will not exceed 10% of the Phoenix Strategic Allocation Series’ total assets.

Market Segment Investments. The Phoenix Strategic Allocation Series seeks to achieve its investment objective by investing in the three market segments of stocks, bonds and money market instruments described below.

➢	Stocks—common stocks and other equity-type securities such as preferred stocks, securities convertible into common stock and warrants;

➢	Bonds—bonds and other debt securities with maturities generally exceeding one year, including:

•

publicly-offered straight debt securities having a rating within the 4 highest grades as determined by Moody’s (Aaa, Aa, A or Baa) or Standard & Poor’s (AAA, AA, A or BBB) or, if unrated, those publicly-offered straight debt securities which are judged by the Account to be of equivalent quality to securities so rated;

•	obligations issued, sponsored, assumed or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities;

•	obligations (payable in U.S. dollars) issued or guaranteed as to principal and interest by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the highest grades as determined by Moody’s (Aaa, Aa or A) or Standard & Poor’s (AAA, AA or A) and do not exceed 25% of the Phoenix Strategic Allocation Series’ total assets;

•

publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the 3 highest grades as determined by Moody’s (Aaa, Aa or A) or Standard & Poor’s (AAA, AA or A), and certificates of deposit of such banks; and

•

high yield, high risk fixed income securities (commonly referred to as “junk bonds”) having a rating below Baa by Moody’s or BBB by Standard & Poor’s or unrated securities of comparable quality provided such securities do not exceed 10% of the Phoenix Strategic Allocation Series’ total assets.

➢	Money Market—money market instruments and other debt securities with maturities generally not exceeding one year, including:

•	those money market instruments described in this SAI; and

•

reverse repurchase agreements with respect to any of the foregoing obligations. Reverse repurchase agreements are agreements in which the Series, as the seller of the securities, agrees to repurchase them at an agreed time and price. This transaction constitutes a borrowing of money by the seller of the securities. The Series will maintain sufficient Trusts in a segregated account with its custodian to repurchase securities pursuant to any outstanding reverse repurchase agreement. The Series is required to maintain asset coverage of at least 300% at all times for all obligations under reverse repurchase agreements.

Trading. The advisor will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether these goals will be achieved through trading depends on the advisor’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations. If the advisor’s evaluations and expectations prove to be incorrect, the Series’ income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs. Purchases and sales of securities will be made, whenever necessary, in the advisor’s view, to achieve the total return investment objective of the Series without regard to the resulting brokerage costs.

In addition to the traditional investment techniques for purchasing and selling and engaging in trading, the Phoenix Strategic Allocation Series may enter into financial futures and options contracts.

Phoenix-Aberdeen International Series

The Phoenix-Aberdeen International Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE.

This Series also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

The Series may invest in nonconvertible fixed income securities of non-U.S. issuers when the advisor believes that such securities are appropriate for the achievement of the Series’ investment objective. The nonconvertible fixed income securities may consist of: corporate notes, bonds, debentures and other securities (such as Euro-currency instruments) of non-U.S. issuers that are rated within the three highest rating categories of rating services or, if unrated, are deemed by the advisor to be of comparable credit quality; and securities issued by foreign governments and supranational agencies (such as the World Bank).

Phoenix-Duff & Phelps Real Estate Securities Series

As the Phoenix-Duff & Phelps Real Estate Securities Series invests in REITs, investors will bear not only the proportionate share of the expenses of the Series but also, the similar expenses of the underlying REITs.

The Phoenix-Duff & Phelps Real Estate Securities Series will not invest in real estate directly, but only in securities issued by real estate companies. However, the portfolio may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage trusts, overbuilding, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

The Phoenix-Duff & Phelps Real Estate Securities Series may invest in debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s or, if not rated, are judged to be of comparable quality as determined by Duff & Phelps. In choosing debt securities for purchase by the Series, Duff & Phelps will employ the same analytical and valuation techniques utilized in managing the equity portion of the Phoenix-Duff & Phelps Real Estate Securities Series holdings and will invest in debt securities only of companies that satisfy Duff & Phelps’ investment criteria.

Phoenix Small-Cap Growth Series

Investments in initial public offerings (“IPOs”) can have a significant positive impact on the Series’ performance. The positive effect of investments in IPOs may not be sustainable because of a number of factors. The Series may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the Series may not be able to buy the shares at the commencement of the offering and the general availability and performance of IPOs are dependent on market psychology and economic conditions. Also, the relative performance impact of IPOs is likely to decline as the Series grows.

The Series may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Series will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Series dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions.

Phoenix-Van Kampen Comstock Series

The Series may invest in convertible securities. The Series will invest only in the four highest rating categories of convertible securities, commonly called “investment grade” securities. If the Series purchases an investment grade security that loses its investment grade rating, the Series is not required to sell the security.

The Series may lend portfolio securities in amounts up to one-third the value of its total assets to increase its investment returns.

The Series may purchase and sell certain derivative instruments, such as options (up to 5% of its total assets), futures contracts and options on futures contracts (up to 100% of its total assets) for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Investment Restrictions

The Trust’s fundamental policies as they affect any Series cannot be changed without the approval of a vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon by any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust. Compliance with applicable percentage thresholds is measured as of the time of initial investment.

Fundamental Investment Restrictions

The following investment restrictions are fundamental policies of the Series described in this SAI and may not be changed except as described above.

1.

A Series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies, if: (a) such purchase would, at the time, cause more than 5% of the Series’ total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series. This restriction does not apply to the Phoenix-Duff & Phelps Real Estate Securities Series.

2.	A Series may not purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). This restriction does not apply to the Phoenix-Duff & Phelps Real Estate Securities. In addition, the Phoenix Strategic Allocation Series may invest more than 25% of its assets in the banking industry.

3.	A Series may not issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction.

4.	A Series may not borrow money, except (i) in amounts not to exceed one third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.

5.	A Series may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law.

6.	A Series may not purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities.

7.	A Series may not make loans, except that a Series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

8.	A Series may not purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

Portfolio Turnover

The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series’ securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Series’ shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rates for each Series are set forth under “Financial Highlights” in the prospectus. The portfolio turnover rates for certain of Series of the Trust may have been a higher than average portfolio turnover rates for 2009 since a new subadvisor was appointed to manage the Phoenix Small-Cap Value and Phoenix Mid-Cap Value Series.

Management of the Trust

Independent Trustees
Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Frank M. Ellmer, CPA c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 70	Trustee; Lead Independent Trustee and Chairperson of the Audit Committee	Indefinite Term; Served Since 1999	Retired.	17	None

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Roger A. Gelfenbien c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 67	Trustee	Indefinite Term; Served since 2000	Retired.	17	Director, Webster Bank (2003-present). Director, USAllianz Variable Insurance Product Trust, 23 funds (1999-present).
Eunice S. Groark c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 72	Trustee; Chairperson of Governance and Nominating Committee	Indefinite Term; Served since 1999	Attorney.	17	Director, People’s Bank (1995-present).
John R. Mallin c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 59	Trustee	Indefinite Term; Served since 1999	Partner/Attorney, McCarter & English LLP (2003-present).	17	Partner/Attorney, McCarter & English LLP (2003-present).
Hassell H. McClellan c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 64	Trustee; Chairperson of Investment Performance Committee	Indefinite Term; Served since 2008	Associate Professor, Wallace E. Carroll School of Management, Boston College (1984-present).	17	Independent Trustee, John Hancock Trust (2000-present) and John Hancock Funds II (2005-present). Board of Overseers, Tufts University School of Dental Medicine (2000-2008).
Interested Trustees
Philip R. McLoughlin[1] c/o The Phoenix Edge Series Fund 155 Federal Street Boston, MA 02110 64	Chairman/ Trustee;	Indefinite Term; Served since 2003	Partner, Cross Pond Partners, LLC, (2006- present).	17	Director, World Trust Fund. Director/Trustee/Chairperson, Virtus Mutual Funds (1989-present).
Phillip K. Polkinghorn[2] One American Row Hartford, CT 06102 52	Trustee/President	Indefinite Term; Served since 2004	Senior Executive Vice President, The Phoenix Companies, Inc. (2004- present).	17
[1]	Mr. McLoughlin may be considered an “interested person” as defined in the 1940 Act, by reason of his former relationship with The Phoenix Companies, Inc.
[2]	Mr. Polkinghorn is an “interested person” as defined in the 1940 Act, by reason of his position with the Trust’s advisors and/or their affiliates.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Marc Baltuch 900 Third Avenue New York, NY 10022 64	Independent Chief Compliance Officer “CCO”	Indefinite Term; Served since 2004	Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice President and Compliance Officer, certain of the Trusts in the Virtus Trust Family; Vice President, The Zweig Total Return Trust, Inc. (2004-present); Vice President, The Zweig Trust, Inc., (2004-present); President and Director of Watermark Securities, Inc. (1991-present)	N/A	N/A
Kathleen A. McGah One American Row Hartford, CT 06102 59	Vice President, Chief Legal Officer, Counsel and Secretary	Indefinite Term; Served since November 2005	Vice President, Counsel, The Phoenix Companies, Inc. (2005-present). Vice President, Life and Annuity Counsel, Phoenix Life Insurance Company and PHL Variable Insurance Company (October 2005-present).	N/A	N/A
W. Patrick Bradley 100 Pearl Street Hartford, CT 06103 38	Sr. Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer	Indefinite Term; Served since November 2004	Vice President, Mutual Trust Administration, Virtus Investment Partners, Ltd. (2004-present). Chief Financial Officer and Treasurer (2005-present), certain Trusts within the Virtus Trust Family.	N/A	N/A
Thomas M. Buckingham One American Row Hartford, CT 06102 33	Senior Vice President	Indefinite Term; Served since 2009	Senior Vice President, L&A Product Development, The Phoenix Companies, Inc. (December 2007-present). Vice President, The Phoenix Companies, Inc. (2004-2007).	N/A	N/A

None of the Trustees or officers directly own shares of the Trust. The Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Trust.

The Board and Oversight Function.  The Board is responsible for oversight of the Fund. The Fund has engaged PVA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing PVA and the other service providers in the operations of the Fund in accordance with the Fund’s investment objective and policies and otherwise in accordance with its prospectus, the requirements of the 1940 Act and other applicable Federal, state and other securities and other laws, and the Fund’s charter and bylaws. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Trustees may meet in-person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also regularly meet without the presence of any representatives of management. As described below, the Board has established four standing committees – the Audit, Governance and Nominating, Executive, and Investment Performance Committees—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Although each committee is composed exclusively of Independent Trustees, the interested Trustees may also attend the Committee meetings. The responsibilities of each committee, including its oversight responsibilities, are described further below. The Independent Trustees have also engaged independent legal counsel, Sullivan & Worcester LLP, to assist them in performing their oversight responsibilities. In addition, the Trustees have engaged an Chief Compliance Officer for the Fund.

Board Conclusion on Experience, Qualifications, Attributes and Skills of Trustees

The Governance and Nominating Committee of the Board, which is composed of five Independent Trustees, reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board, and would conduct a similar review in connection with the proposed nomination of current Trustees for re-election by shareholders at any annual or special meeting of shareholders. In evaluating a candidate for nomination or election as a Trustee the Governance and Nominating Committee takes into account the contribution that the candidate would be expected to make and the experience, qualifications, attributes and skills that the Governance and Nominating Committee believes contributes to good governance for the Fund.

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees, each Trustee is qualified and should continue to serve as such. Each of the five Independent Trustees has been a Board member for approximately ten years. The two interested Trustees have served the Fund for approximately six years. In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria. In addition, the Board has taken into account the actual service, commitment and participation of each Trustee during his or her past tenure with the Fund in concluding that each

Trustee should continue to serve. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should continue to serve as a director of the Fund, is as follows.

Mr. Ellmer, currently retired, was employed as an accountant at Ernst & Young LLP for thirty-seven years from 1962-1999 and a partner from 1977-1999 serving health care and not-for-profit hospital clients. The not-for-profit hospitals had investment funds, which Mr. Ellmer reviewed from time to time. Mr. Ellmer is also a certified public accountant.

Mr. Gelfenbien, currently retired, was employed as an accountant and consultant in the financial services sector for over thirty years, as well as having ten years experience with an unaffiliated fund as a director.

Mrs. Groark, currently retired, was a sole practitioner attorney for ten years. Mrs. Groark was elected Connecticut’s first female Lieutenant Governor in 1990 (in office 1991-1995) and served as Corporation Counsel in Hartford, CT from 1987 to 1990. She also served on the Hartford, CT City Council for four years. Mrs. Groark was a director of a Bank of America predecessor.

Mr. Mallin is a real estate partner and practice group leader for the Real Estate / Construction / Environmental Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate.

Mr. McClellan has extensive business experience in advising and consulting with companies to improve the company’s management and operations, as well as serving as a business educator at several colleges.

Mr. McLoughlin has extensive investment advisory experience. He was the Chairman (1997-2002) and Chief Executive Officer (1995-2002) for Phoenix Investment Partners, Ltd., an investment advisor registered with the SEC. He was also the Chief Investment Counsel (12/1994-2002) for Phoenix Investment Partners, Ltd. and the General Counsel (1983-1988) for Phoenix Mutual Life Insurance Company.

Mr. Polkinghorn, FSA, has served as senior executive officer for the life and annuity operations of The Phoenix Companies, Inc. since 2004. Previously, he served in senior management positions in another insurer from 1996-2004).

The Board believes that, collectively, the Trustees have the appropriate experience, qualifications, attribute, and skills, which allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Common attributes to all Trustees are their ability to review, evaluate, question and discuss information provided to them (and to request additional information), to interact effectively with PVA, the subadvisors, the Administrator, VP Distributors, Inc., and other service providers, the independent CCO, CLO and Fund’s independent registered public accounting firm.

Mr. McLoughlin, the Chairman of the Board, is not an Independent Trustee. The Chairman’s duties include setting the agenda for each Board meeting in consultation with management, presiding at each Board meeting, meeting with management between Board meetings, and facilitating communication and coordination between the Trustees and management. Mr. Ellmer serves as Lead Independent Trustee. The Trustees have determined that the Board’s leadership by the Chairman, Lead Independent Trustee and its committees composed exclusively of Independent Trustees is appropriate because they believe it sets the proper tone to the relationships between the Fund, on the one hand, and PVA, the subadvisors and other service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships.

Risk Oversight. The Fund is subject to a number of risks, including investment, compliance and operational risks, among others. In general, the Board exercises oversight of the risk management process primarily through the Audit Committee and Investment Performance Committee, as well as through oversight by the Board itself. In particular, the day-to-day investment risk, including credit and liquidity risks, is managed by PVA, the subadvisors, and the Administrator. Operational risk and overall business risk is managed by the Administrator, CCO, and other service providers. Compliance risk is managed by the CCO and PVA’s Chief Compliance Officer.

Risk oversight forms part of the Board’s general oversight of the Fund’s investment program and operations and is addressed as part of various regular Board and committee activities, especially the Investment Performance Committee. The Fund’s investment management is carried out by or through PVA, the subadvisors and other service providers. Each of these persons has an independent interest in risk management functions but the policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. For example, the Trustees conduct occasional on-sight visits to the subadvisors and the independent CCO conducts on-sight visits to the service providers on an annual basis. In general, the Trustees receive quarterly reports from, among others, management, PVA’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and independent counsel to the Independent Trustees, if requested by the Trustees, regarding risks faced by the Fund and PVA’s and the subadvisor’s management programs.

Not all risks can be identified, nor can controls be developed to eliminate or mitigate the occurrence or effects of all risks. Moreover, it is necessary to bear certain risks such as investment-related risks to achieve the Fund’s goals. As a result, Fund’s ability to manage risk is subject to substantial limitations.

Committees of the Board

Audit Committee.  The Board has an Audit Committee comprised of entirely Independent Trustees and all Independent Trustees are members of the Audit Committee. Audit Committee members are Frank M. Ellmer, Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, and Hassell H. McClellan. The Audit Committee meets with the Trust’s Independent auditors to review the scope of their services, including non-audited functions, as well as the results of their examination of the Trust’s financial statements. The Audit Committee also meets with the Independent auditors to review the adequacy of the Trust’s accounting policies and procedures. The Audit Committee met in person two times and had two telephonic meetings in 2009.

Governance and Nominating Committee.  The Board has a Governance and Nominating Committee comprised entirely of Independent Trustees that selects and nominates new candidates for election as Independent Trustees; develops and recommends to the Board a set of governance principles applicable to the Trust; oversees annually the evaluation of the Board, this Committee and management of other committees of the Trust; and assists the Board in fulfilling its oversight responsibilities with respect to matters relating to the interests of the shareholders of the Trust. The Governance and Nominating Committee will not consider nominees recommended by Policyholders or Contract owners. Frank M. Ellmer, Eunice S. Groark, Roger A. Gelfenbien, John R. Mallin, and Hassell H. McClellan comprise the Governance and Nominating Committee. The Governance and Nominating Committee met in person four times in 2009.

Investment Performance Committee.  The Board has an Investment Performance Committee comprised entirely of Independent Trustees that monitors and reviews the investment performance of the Trust. Investment Performance Committee members are Frank M. Ellmer, Eunice S. Groark, Roger A. Gelfenbien, John R. Mallin, and Hassell H. McClellan. The Investment Performance Committee met in person four times in 2009.

Executive Committee.  The Executive Committee can act for the Board of Trustees in any manner that the Board of Trustees may direct subject to the 1940 Act. Frank M. Ellmer, Eunice S. Groark, and John R. Mallin serve as members of the Executive Committee of the Board of Trustees. The Executive Committee did not meet in 2009.

Compensation Table

Trustee costs are allocated equally to each of the Series of the Trust. Officers and employees of the advisor who are “interested persons” are compensated by the advisor and receive no compensation from the Trust. Each Independent Trustee receives from the Trust a $20,000 retainer plus $8,000 for each Board meeting attended, $4,000 for attendance at each special in person or telephonic attendance at regularly scheduled in person meeting and $1,000 per telephonic attendance at special telephone meeting. The Lead Director receives an additional $5,000 retainer fee. The Chairperson of the Governance and Nominating Committee receives an additional $2,000 retainer fee. The Chairperson of the Investment Performance Committee receives an additional $2,000 retainer fee. Committee members receive an additional fee of $2,000 for each committee meeting attended. The Chairperson of the Audit Committee receives an additional $2,000 retainer fee. In addition, the Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. Trustees are not entitled to receive any retirement benefits or deferred compensation from the Trust. The Trustees received the following compensation from the Trust for the year ended December 31, 2009:

Name	Aggregate Compensation+ From Trust
Frank M. Ellmer	$68,000
Roger A. Gelfenbien	$54,000
Eunice S. Groark	$62,000
Frank E. Grzelecki*	$57,000
John R. Mallin	$60,000
Hassell H. McClellan	$63,000
Philip R. McLoughlin	$60,000
Philip K. Polkinghorn	None
TOTAL	$424,000

*	Frank E. Grzelecki retired from the Trust as of December 31, 2009
+	For 2009, each Independent Trustee receives from the Trust a $20,000 retainer, $8,000 quarterly Board fee for attendance, $4,000 for a scheduled in-person or telephonic meeting, and $1,000 for a special telephonic Board or Committee meeting. The Lead Director and Committee Chairpersons compensation remains the same as the 2008 compensation.
A deferred compensation plan is available to the Trustees. Neither the Fund nor any affiliates provide additional compensation with respect to this deferred compensation plan.

Trustee Ownership of Securities

As of December 31, 2009, no Trustee owned beneficially any shares of the Trust or any portfolio in the family of investment companies.

Interests of Independent Trustees

SEC Release No. 33-7932 requires, among other things, that for certain regulatory filings made after February 15, 2002, mutual Trust registrants must disclose potential conflicts of interest involving trustees that could affect their independence. These requirements require disclosure by each Independent Trustee, or their immediate family members, of any direct or indirect interests or material interests, which exceed $120,000, during the two most recently completed calendar years, or which could impact on their independence. An Independent trustee has agreed to provide the following disclosures in accordance with the referenced release. The trustee maintains that the existence of these facts or circumstances have not, or do not, in any manner, affect her ability to serve as impartial and Independent trustees.

Mrs. Groark’s husband, Tom Groark, is Of Counsel to the law firm of Day Pitney LLP (“Day”). During the last completed calendar year, Day provided legal services to Phoenix affiliates. Mr. Groark did not work on or have any other involvement with any of these matters and they did not have a material effect on his compensation.

Board of Trustees’ Consideration of Advisory and Subadvisory Agreements

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Trust’s annual and semiannual reports covering the period January 1, 2009 through December 31, 2009.

Description of Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Series, each of which represents an equal proportionate interest in that Series.

Interests of Independent Trustees

SEC Release No. 33-7932 requires, among other things, that for certain regulatory filings made after February 15, 2002, mutual Trust registrants must disclose potential conflicts of interest involving trustees that could affect their independence. These requirements require disclosure by each Independent Trustee, or their immediate family members, of any direct or indirect interests or material interests, which exceed $120,000, during the two most recently completed calendar years, or which could impact on their independence. An Independent trustee has agreed to provide the following disclosures in accordance with the referenced release. The trustee maintains that the existence of these facts or circumstances have not, or do not, in any manner, affect her ability to serve as impartial and Independent trustees.

Mrs. Groark’s husband, Tom Groark, is Of Counsel to the law firm of Day Pitney LLP (“Day”). During the last completed calendar year, Day provided legal services to Phoenix affiliates. Mr. Groark did not work on or have any other involvement with any of these matters and they did not have a material effect on his compensation.

Board of Trustees’ Consideration of Advisory and Subadvisory Agreements

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Trust’s annual and semiannual reports covering the period January 1, 2009 through December 31, 2009.

Description of Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Series, each of which represents an equal proportionate interest in that Series.

For each Series, the Trust currently issues only one class of shares that participates equally in dividends and distributions and has equal voting, liquidation and other rights. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Series. Shareholders have no preemptive conversion or exchange rights. When issued for the consideration described in the prospectus, the shares are fully paid and nonassessable by the Trust. The Declaration of Trust provides that the Trustees of the Trust may create additional Series of shares or separate classes of portfolios without shareholder approval. Share certificates representing the shares will not be issued.

Voting

Each share of each Series entitles the shareholder of record to one vote. Where a matter pertains solely to one or more Series, only the shareholders of such Series will be entitled to vote. Under the Declaration of Trust and Massachusetts business trust law, the Trust is not required to hold annual shareholder meetings. It is not anticipated that the Trust will hold shareholder meetings unless required by law, although special meetings may be called for a specific Series, or for the Trust as a whole, for the election or removal of a Trustee, changing a fundamental policy, or approving a new or amended advisory contract or subadvisory agreement. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding voting shares may remove a person serving as trustee either by written instrument or at a meeting held for that purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as a Trustee, if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Trust will request voting instructions from the variable contract owners and will vote the shares in the separate account in proportion to the voting instructions received. The Trust’s shares do not have cumulative voting rights.

Manager of Managers Exemptive Order

The Trust and Phoenix Variable Advisors, Inc. (“PVA”) have received an exemptive order from the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Trust’s Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Series of the Trust. The Trust and PVA therefore with approval from the Board of Trustees have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors to the Board of Trustees and recommend their hiring, termination and replacement. Within 90 days of the hiring of any new subadvisor for a Series, variable contract owners that are invested in the Series through their contract will be furnished with all information about the new subadvisor that would be in a proxy statement seeking shareholder approval of the new subadvisor.

Mixed and Shared Funding

Shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and PLAC. Shares of the Trust may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trustees currently do not foresee any such differences or disadvantages at this time. However, the Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Trust or shares of another fund may be substituted.

Control Persons

Phoenix, PHL Variable and PLAC offering variable insurance and annuity products own 100% of the outstanding shares of the Trust.

Phoenix (a New York insurance company) is a direct, wholly owned subsidiary of PNX. PHL Variable (a Connecticut insurance company) and PLAC (a Connecticut insurance company) are wholly owned subsidiaries of PM Holdings, Inc. PM Holdings, Inc. is a direct, wholly owned subsidiary of Phoenix. The executive offices of the companies are located at One American Row, Hartford, CT. No shares are held by any advisor or subadvisor of the Trust. A Shareholder owning of record or beneficially more than 25% of a Series’ outstanding shares may be considered a controlling person. That Shareholder’s vote could have a more significant effect on matters presented at a Shareholders’ meeting than votes of other Shareholders.

The Investment Advisor, Subadvisors and Portfolio Managers

The Investment Advisor

The Trust has entered into Investment Advisory Agreements (each an “Agreement” and together the “Agreements”) with PVA to serve as investment advisor to the various Series of the Trust, as described below. The Agreements provide that PVA shall furnish continuously, at its own expense, an investment program for each of the Series, subject at all times to the supervision of the Trustees.

The Agreements also provides that PVA shall furnish investment research and advice, implementation of the investment program, including the purchase and sale of securities, and regular reports to the Trustees or hire a subadvisor to provide such advisory services. This subadvisor oversight with respect to the Series is PVA’s principal business activity. Generally, the Agreements provide that PVA shall supply, at its own expense, certain items, such as office facilities, personnel necessary to perform the functions required to manage the investment of each Series’ assets, and personnel to serve, without salary from the Trust, as officers of the Trust.

The Agreements remain in effect for two years following the initial effective date with respect to a Series, and continue in force from year to year thereafter for all Series, provided that, with respect to each Series, the applicable agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of that Series (as that term is defined in the 1940 Act). In addition, and in either event, the terms of the Agreements and any renewal thereof must be approved by the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as that term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by PVA, on sixty (60) days written notice. The Agreements provide that PVA shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the advisor in the performance of its duties thereunder.

The Trust pays PVA, as full compensation for the services and facilities furnished to the Trust under the Agreements; a fee based on an annual percentage of the average daily net assets of each of the Series, as described in the table below. There can be no assurance that the Series will reach a net asset level high enough to realize a reduction in the rate of the advisory fee.

Series	Rate for First $250,000,000	Rate for Next $250,000,000	Rate for Excess Over $500,000,000
Phoenix Capital Growth	.70%	.65%	.60%
Phoenix Growth and Income	.70%	.65%	.60%
Phoenix Multi-Sector Fixed Income	.50%	.45%	.40%
Phoenix Multi-Sector Short Term Bond	.50%	.45%	.40%
Phoenix Strategic Allocation	.60%	.55%	.50%
Phoenix-Aberdeen International	.75%	.70%	.65%
Phoenix-Van Kampen Comstock	.70%	.65%	.60%

Series	Rate for First $100,000,000	Rate for Next $50,000,000	Rate for Excess Over $150,000,000
Phoenix Mid-Cap Value	1.05%	1.00%	0.95%
Phoenix Small-Cap Value	1.05%	1.00%	0.95%

Series	Rate for First $1 Billion	Rate for Next $1 Billion	Rate Over $2 Billion
Phoenix-Duff & Phelps Real Estate Securities	.75%	.70%	.65%

Series	Rate
Phoenix Mid-Cap Growth	.80%
Phoenix Small-Cap Growth	.85%
Phoenix Dynamic Asset Allocation: Aggressive Growth	.15%
Phoenix Dynamic Asset Allocation: Growth	.15%
Phoenix Dynamic Asset Allocation: Moderate	.15%
Phoenix Dynamic Asset Allocation: Moderate Growth	.15%
Phoenix-Van Kampen Equity 500 Index	.30%

PVA began operations as an investment advisor in certain Series of 1999, the same year it began serving as an investment advisor to the Trust. PVA is a wholly owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly owned subsidiary of Phoenix. Phoenix is a wholly owned subsidiary of PNX. PVA was established to actively monitor and manage subadvisor performance for those Series of the Trust where the subadvisor is not affiliated with Phoenix, and became manager of the Series with affiliated subadvisors as of August 1, 2007. This subadvisor oversight with respect to the Series is PVA’s sole business activity. As of December 31, 2009, PVA has approximately $1.87 billion in assets under management. PVA’s offices are located at One American Row, Hartford, Connecticut 06102.

Compensation of Portfolio Managers of the Advisor:

Overall, the compensation program for Phoenix Variable Advisors, Inc. (the “advisor”) is adequate and competitive to attract and retain high-caliber investment professionals. The advisor’s investment professionals receive a competitive base salary, an incentive bonus opportunity and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Highly compensated individuals can also take advantage of a long-term incentive compensation program to defer their compensation and reduce tax implications.

The bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and subjective assessment of contributions to the team effort. Their incentive bonus also reflects a performance component for achieving and/or exceeding performance competitive with peers managing similar strategies. Such component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to a Series mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

Following, is a more detailed description of the compensation structure of the Series’ portfolio managers disclosed as such in the Series’ prospectus.

Base Salary

Each portfolio manager is paid a base salary and is designed to be competitive in light of the individual’s experience and responsibilities. The advisors use compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus

Generally, the current Performance Incentive Plan for portfolio managers is made up of three components:

1.	Seventy percent of the target incentive is based on achieving investment area investment goals and individual performance. The Investment Incentive pool will be established based on actual investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one-, three- and five-year periods against specified benchmarks for each Series managed. Performance of the Series and growth of revenue, if applicable to a particular portfolio manager, is measured on a one-year basis. Generally, individual manager’s participation is based on the performance of each Series managed as weighted roughly by total assets in each of those Series.

2.	Fifteen percent of the target incentive is based on the profitability of the investment management division with which the portfolio manager is associated. This component of the plan is paid in restricted stock of PNX, which vests over three years.

3.	Fifteen percent of the target incentive is based on the manager’s investment area’s competencies and on individual performance. This pool is funded based on PNX’s return on equity.

The Performance Incentive Plan applicable to some portfolio managers may vary from the description above. For instance, plans applicable to certain portfolio managers (i) may specify different percentages of target incentive that are based on investment goals and individual performance and on PNX’s return on equity, (ii) may have fewer performance periods, (iii) may not contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iv) may contain a guarantee payout percentage of certain portions of the Performance Incentive Plan.

Long-Term Incentive Bonus

Certain portfolio managers are eligible for a long-term incentive plan that is paid in restricted stock of PNX., which vests over three years.

Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including broad-based retirement, 401(k), health and other employee benefit plans.

The following table provides information as of December 31, 2009 regarding any other accounts managed by the PVA portfolio managers named in the prospectus. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual funds or other similar accounts.

Phoenix Dynamic Series
	Number of Other Accounts Managed; Assets Under Management
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher M. Wilkos	0	0	0

Note: Registered Investment Companies include all open- and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge fund. Other accounts would include, but are not limited to individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations.

As compensation for his responsibilities with respect to the Other Accounts, Mr. Wilkos received a fixed salary and bonus for the year ended December 31, 2009.

Description of any Potential Material Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of each Series’ investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the advisor may have in place that could benefit the funds and/or such other accounts. The Board of Trustees has adopted on behalf of the Trust policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. The advisors and subadvisors are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Trust’s most recent fiscal year. For the REIT Series there are seldom any material conflicts of interest since portfolio managers generally manage funds and other accounts having similar investment strategies.

Ownership of Trust Securities by Portfolio Managers

The members of the portfolio management teams of The Phoenix Edge Series Fund do not beneficially own any shares in the Trust.

Expense Reimbursement Arrangements

PVA has contractually agreed to reimburse expenses of the Trust until at least April 30, 2011, to the extent that such expenses exceed the operating expenses of the Series’ average net assets (the “expense caps”) as listed in the chart below.

Series	Maximum Operating Expense
Phoenix Capital Growth	.25%
Phoenix Growth and Income	.20%
Phoenix Mid-Cap Growth	.30%
Phoenix Mid-Cap Value	.25%
Phoenix Multi-Sector Fixed Income	.25%
Phoenix Multi-Sector Short Term Bond	.20%
Phoenix Small-Cap Growth	.20%

Series	Maximum Operating Expense
Phoenix Small-Cap Value	.25%
Phoenix Strategic Allocation	.25%
Phoenix-Aberdeen International	.30%
Phoenix-Duff & Phelps Real Estate Securities	.35%
Phoenix Dynamic Asset Allocation: Aggressive Growth	.15%
Phoenix Dynamic Asset Allocation: Growth	.15%
Phoenix Dynamic Asset Allocation: Moderate	.15%
Phoenix Dynamic Asset Allocation: Moderate Growth	.15%
Phoenix-Van Kampen Comstock	.25%
Phoenix-Van Kampen Equity 500 Index	.20%

The Agreements provide that all costs and expenses not specifically enumerated, as payable by PVA shall be paid by the Trust (or, in certain cases, Phoenix). To the extent that any expenses are paid by the Trust, they will be paid by the Series incurring them or, in the case of general expenses, may be charged among the Series in relation to the benefits received by the shareholders, as determined by the financial agent under the supervision of the Board of Trustees. Such expenses shall include, but shall not be limited to, all expenses (other than those specifically referred to as being borne by the advisors (or, in certain cases, Phoenix)) incurred in the operation of the Trust and any offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees, expenses of Trustees’ and shareholders’ meetings including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, certain expenses of issue and sale of shares, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing and legal expenses. The Trust (or, in certain cases, Phoenix) also will pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and the expense of preparing and mailing prospectuses and reports to shareholders.

PVA and its predecessor advisors were compensated for the last three calendar years as follows:

	Compensation for the year ended December 31,
Series	2009	2008	2007
Phoenix Capital Growth[1]	$1,465,000	$2,087,396	$2,869,453
Phoenix Growth and Income[2]	$576,000	$853,827	$1,007,735
Phoenix Mid-Cap Growth	$339,000	$507,859	$702,882
Phoenix Mid-Cap Value[4]	$1,022,000	$1,282,888	$1,527,220
Phoenix Multi-Sector Fixed Income[2]	$968,000	$1,100,863	$1,230,534

	Compensation for the year ended December 31,
Series	2009	2008	2007
Phoenix Multi-Sector Short Term Bond[2]	$159,000	$255,290	$172,927
Phoenix Small-Cap Growth[5]	$203,000	$343,276	$419,394
Phoenix Small-Cap Value[4]	$371,000	$626,998	$877,436
Phoenix Strategic Allocation[2]	$959,000	$1,317,316	$1,735,618
Phoenix-Aberdeen International[2]	$2,624,000	$3,098,746	$3,348,090
Phoenix-Duff & Phelps Real Estate Securities[3]	$652,000	$923,482	$1,260,081
Phoenix Dynamic Asset Allocation: Aggressive Growth	$40,000	$83,924	$11,069
Phoenix Dynamic Asset Allocation: Growth	$76,000	$143,262	$16,414
Phoenix Dynamic Asset Allocation: Moderate	$67,000	$54,407	$(20,469)
Phoenix Dynamic Asset Allocation: Moderate Growth	$61,000	$89,486	$(1,450)
Phoenix-Van Kampen Comstock Series	$305,000	$457,542	$701,786
Phoenix-Van Kampen Equity 500 Index Series	$181,000	$330,230	$371,252

[1]	Prior to September 2008, the subadvisor was Harris Investment Management, Inc.
[2]	Prior to August, 2007, the investment advisor to the Series was Phoenix Investment Counsel, Inc.
[3]	Prior to August, 2007, the investment advisor to the Series was Duff & Phelps Investment Management Company.
[4]	Prior to May 1, 2009, the subadvisor to the Series was AllianceBernstein, L.P.
[5]	Prior to September 2008, the subadvisor was Fred Alger Management, Inc.

The Subadvisors

PVA employs subadvisors to furnish portfolio management services to the Series, subject to Investment Subadvisory Agreements, the terms of which are described below.

➢	Aberdeen Asset Management Inc.

PVA has engaged Aberdeen Asset Management Inc. (“Aberdeen”) as a subadvisor to the Phoenix-Aberdeen International Series. Aberdeen provides the day-to-day portfolio management for the Series. For implementing certain portfolio transactions and providing other services to the Series, PVA pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of the Series as follows:

Series	Rate	Breakpoint Assets
Phoenix-Aberdeen International Series	.375% .350% .325%	On first $250 million On next $250 million On excess over $500 million

Aberdeen may, as needed, use the resources of its parent, Aberdeen Asset Management PLC and its parent’s wholly owned subsidiaries for implementing certain portfolio transactions and for providing research services. For implementing certain portfolio transactions, providing research and other services with regard to investments in particular geographic areas, for example, Aberdeen shall engage the services of its affiliates for which such entities shall be paid a fee by Aberdeen.

Aberdeen is a wholly owned subsidiary of Aberdeen Asset Management PLC, and its principal offices are located at 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen Asset Management Asia Limited is a direct subsidiary of Aberdeen Asset Management PLC, and its principal offices are located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. Aberdeen Asset Management PLC was founded in 1983 and through subsidiaries operating from offices in Scotland; London, England; Singapore and the United States and elsewhere around the globe, provides investment management services to unit and investment trusts, segregated pension funds and other institutional and private portfolios. As of December 31, 2009, Aberdeen Asset Management PLC, and its advisory subsidiaries, had approximately $259.3 billion in assets under management. Aberdeen Asset Management PLC’s principal offices are located at One Bow Churchyard, Cheapside, London EC4M 9HH.

Compensation of Portfolio Managers of the Subadvisor

Like its competitors in the investment management industry, Aberdeen Asset Management PLC (“Aberdeen PLC”) recognizes the importance of motivating and retaining key employees. Overall compensation packages are competitive relative to investment management industry standards. Aberdeen PLC seeks to offer its investment professionals both competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities, experience and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team, the overall performance of the team/business unit and Aberdeen PLC’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Aberdeen PLC equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that can be a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. Certain senior investment professionals may be subject to a mandatory deferral of a portion of their cash and equity compensation to act as a retention tool.

As a UK listed PLC, Aberdeen PLC has an Independent Remuneration Committee that has sole responsibility for authorizing all compensation payments to senior employees, many of which will be investment professionals. This committee is also mandated to agree the design of any incentive scheme that must ultimately go for shareholder approval. To evaluate its investment professionals, Aberdeen PLC uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets clients’ risk and return objectives. When determining total compensation, Aberdeen PLC considers a number of quantitative and qualitative factors such as:

❖

Investment performance over various periods versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Qualitative measures include adherence to the investment process and individual contributions to the process, among other things.

❖

Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and general good corporate behavior, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, Aberdeen PLC analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2009 regarding any other accounts managed by the portfolio managers and portfolio management team members for the Series. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual Trusts or other similar accounts.

Phoenix-Aberdeen International Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen Docherty	0	20; $4 billion	17; $3 billion
Bruce Stout	0	9; $3 billion	17; $3 billion
Andrew McMenigall	0	6; $1 billion	17; $3 billion
Jamie Cumming	0	6; $1 billion	17; $3 billion

The following table provides information as of December 31, 2009 regarding the portfolio managers involved in this account that are responsible for managing accounts with performance based fees at this time.

Phoenix-Aberdeen International Series
Portfolio Manager	Number of Other Accounts Managed; Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen Docherty	0	1: $1.3 billion	0
Bruce Stout	0	1: $1.3 billion	0
Andrew McMenigall	0	1: $1.3 billion	0
Jamie Cumming	0	1: $1.3 billion	0

Description of any Potential Material Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the fact that; (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that the benefits from Aberdeen’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Ownership of Securities

None of the portfolio managers beneficially own any shares in the Trust.

➢	Duff & Phelps Investment Management Company

PVA has engaged Duff & Phelps Investment Management Company (“Duff & Phelps”) as subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series. Duff & Phelps provides the day-to-day portfolio management for the Series. For implementing certain portfolio transactions and providing other services to the Series, PVA pays a monthly fee to Duff & Phelps based on the annual percentage of the average daily net assets of the Series as follows:

Series	Rate
Phoenix-Duff & Phelps Real Estate Securities	.375%

Duff & Phelps also serves as investment advisor and subadvisor for other Trusts. Duff & Phelps is a subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Virtus provides investment management and related services to institutional investors, corporations and individuals through operating subsidiaries. As of December 31, 2009, Duff & Phelps had approximately $6.4 billion in assets under management. Duff & Phelps’ offices are located at 200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606.

Compensation of Portfolio Managers of the Subadvisor

Virtus Investment Partners, Inc. and its affiliated investment management firms, including Virtus Investment Advisers Inc. (“VIA”) and Duff & Phelps (collectively “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefit package. Certain investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals may also participate in a Long-Term Incentive Compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with a multi-year vesting, subject to Virtus board approval, and opportunities to defer their compensation and reduce tax implications.

Following is a more detailed description of the compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Incentive bonus pools are based upon individual firm profits and in some instances overall Virtus profitability. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one-, three- and five-year periods. Generally, an individual manager’s participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of these funds/accounts. In certain instances comparison of portfolio risk factors to peer or index risk factors, as well as achievement of qualitative goals, may also be components of the individual payment potential.

The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain a component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Other Accounts Managed by the Portfolio Manager

The following table provides information as of December 31, 2009 regarding any other accounts that Duff & Phelps portfolio managers provide investment recommendations.

Phoenix-Duff & Phelps Real Estate Securities
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Geoffrey Dybas, CFA	4: $3.2 billion*	1: $27.5 million	9: $142.9 million
Frank Haggerty	4: $3.2 billion*	1: $27.5 million	9: $142.9 million

*Mr. Dybas and Mr. Haggerty are Portfolio Managers for 4 registered investment companies which include $2.5 billion from a closed-end fund of which $61 million are REIT securities.

Description of any Potential Material Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of each Series’ investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the advisor may have in place that could benefit the funds and/or such other accounts. The Board of Trustees has adopted on behalf of the Trust policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. The advisors and subadvisors are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Trust’s most recent fiscal year. For the REIT Series there are seldom any material conflicts of interest since portfolio managers generally manage Trusts and other accounts having similar investment strategies.

Ownership of Trust Securities by Portfolio Managers

The members of the portfolio management teams do not beneficially own any shares in the Trust.

➢	Goodwin Capital Advisers, Inc.

PVA has engaged Goodwin Capital Advisers, Inc. (“Goodwin”) as subadvisor to the Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and the fixed income portion of the Phoenix Strategic Allocation Series. Goodwin, an affiliate PVA, is located at One American Row, Hartford, Connecticut 06102-5056. Goodwin acts as subadvisor for 17 mutual funds and manages fixed income assets for individuals and institutions.

As of December 31, 2009, Goodwin had approximately $15.1 billion in assets under management. For implementing certain portfolio transactions and providing other services to the Series, PVA pays a monthly fee to Goodwin based on the average daily net assets of the Series at the following annual rates:

Series	Rate
Phoenix Multi-Sector Fixed Income Series	0.20%
Phoenix Multi-Sector Short Term Bond Series	0.20%
Phoenix Strategic Allocation Series (fixed income portion)	1/2 of 0.23%

Compensation of Portfolio Managers of the Subadvisor

Goodwin’s compensation policies with respect to its portfolio managers are identical to the compensation policies of the advisor, as described above under “Compensation of Portfolio Managers of the Advisor.”

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2009 regarding any other accounts managed by the Goodwin portfolio managers named in the prospectus. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual funds or other similar accounts.

Phoenix Multi-Sector Fixed Income Phoenix Multi-Sector Short Term Bond Phoenix Strategic Allocation
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David L. Albrycht	8: $2.65 billion	0	0

For 2009, Mr. Albrycht received a base salary, cash bonus, restricted stock and deferred cash compensation.

Description of any Potential Material Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of each Series’ investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the advisor may have in place that could benefit the funds and/or such other accounts. The Board of Trustees has adopted on behalf of the Trust policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. The advisors and subadvisors are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Trust’s most recent fiscal year. For the REIT Series there are seldom any material conflicts of interest since portfolio managers generally manage Trusts and other accounts having similar investment strategies.

Ownership of Trust Securities by Portfolio Managers

The members of the portfolio management teams of the Trust do not beneficially own any shares in the Trust.

➢ Ibbotson	Associates, Inc.

Pursuant to an agreement between PVA and Ibbotson Associates, Inc. (“Ibbotson”), Ibbotson is the limited services subadvisor to each of the Phoenix Dynamic Series. The limited services subadvisor does not have any trading, clearing or custody operations responsibility. For the services provided, PVA pays a monthly fee to Ibbotson which is equal, on an annual basis, to $125,000 and 0.06% of the amount over $125,000 of the combined average daily net assets of each of the Phoenix Dynamic Series. Ibbotson became the limited services subadvisor to the Series on March 3, 2008.

Series	Rate
Phoenix Dynamic Series	Minimum Annual Fee $125,000 0.06% on first $1 billion 0.05% greater than $1 billion

Ibbotson’s principal place of business is located at 22 W. Washington Street, Chicago, Illinois, 60602. As of December, 31, 2009, Ibbotson and its affiliates had approximately $54.1 billion in assets under advisement.

Compensation of Portfolio Managers of the Limited Services Subadvisor

The following describes the structures and method of calculating the portfolio managers’ compensation as of December 31, 2009. Ibbotson portfolio managers and consultants are compensated with a salary plus a discretionary annual bonus based on management goals and the overall financial performance of Ibbotson. Neither compensation nor bonuses are based on the performance of any fund. Ibbotson portfolio managers and consultants also are eligible for customary benefits and programs offered generally to Ibbotson employees, including stock options.

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2009 regarding any other accounts managed by the portfolio managers and portfolio management team members for the Series. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual funds or other similar accounts. None of the portfolio managers involved in this account is responsible for managing any accounts with performance based fees at this time.

Phoenix Dynamic Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peng Chen	23: $2.9 billion	0	59: $24.7 billion
Scott Wentsel	23: $2.9 billion	0	59: $24.7 billion
John Thompson, Jr.	0	0	32: $5.9 billion

Description of any Potential Material Conflicts of Interest

Ibbotson receives compensation directly from the entities to which it provides consulting services. To avoid conflicts of interest, Ibbotson does not receive any financial incentives, such as 12b-1 fees from mutual fund companies, or engage in revenue sharing with broker/dealers or other financial intermediaries. Ibbotson has also established specific policies and procedures to help ensure that our research remains independent and objective. All Ibbotson employees are required to adhere to Ibbotson’s Code of Ethics, which includes conflict of interest and monitoring procedures to prevent insider-trading and other prohibited practices, and the Securities Trading Policy of its parent, Morningstar, Inc.

Ownership of Securities

None of the portfolio managers beneficially own any shares in the Trust.

➢   Morgan Stanley Investment Management Inc.

Pursuant to a subadvisory agreement between PVA and Morgan Stanley Investment Management Inc., dba Van Kampen (“Van Kampen”), Van Kampen is the subadvisor and furnishes portfolio management services to the Phoenix-Van Kampen Comstock and Phoenix-Van Kampen Equity 500 Index Series. For the services provided, PVA pays a monthly fee to Van Kampen based on an annual percentage of the average daily net assets of the Series as follows:

Series	Rate
Phoenix-Van Kampen Comstock	.35%

Phoenix-Van Kampen Equity 500 Index	.10% On first $100 million
.085% On excess

Van Kampen’s principal place of business is located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2009, Van Kampen, together with its affiliated asset management companies had approximately $395.3 billion in assets under management or supervision.

Compensation of Portfolio Managers of the Subadvisor Portfolio Manager Compensation Structure

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

❖	Cash Bonus.

❖

Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

❖

Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Trust.

❖

Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

❖

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

❖	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

❖	Contribution to the business objectives of the Sub-Adviser.

❖	The dollar amount of assets managed by the portfolio manager.

❖	Market compensation survey research by independent third parties.

❖	Other qualitative factors, such as contributions to client objectives.

❖	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2009 regarding any other accounts managed by the portfolio managers and portfolio management team members for the Series. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual funds or other similar accounts. None of the portfolio managers involved in this account is responsible for managing any accounts with performance based fees at this time.

Phoenix-Van Kampen Comstock Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jason S. Leder, Kevin C. Holt	17: $11.4 billion	0	7,725: $5.7 billion

-	Effective July 1, 2009, B. Robert Baker, Jr. will no longer be responsible for managing the portfolio. At that time, Messrs. Hold and Leder will become co-lead managers of the portfolio and will be responsible for the execution of the overall strategy of the portfolio. Messrs. Warwick and Armstrong will continue in their roles as co-portfolio managers.

Phoenix-Van Kampen Equity 500 Index Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Teimur Abasov	6: $1.8 billion	0	0
Hooman Yaghoobi	7: $1.9 billion	2: $135 million	3: $102 million

Description of any Potential Material Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another, resulting in conflicts of interest. For instance, the Van Kampen may receive fees from certain accounts that are higher than the fee it receives from the Trust, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Trust. In addition, a conflict of interest could exist to the extent Van Kampen has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in Van Kampen’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If Van Kampen manages accounts that engage in short sales of securities of the type in which the Trust invests, Van Kampen could be seen as harming the performance of the Trust for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Van Kampen has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Ownership of Securities

None of the portfolio managers beneficially own any shares in the Trust.

➢ Neuberger	Berman Management LLC

PVA has engaged Neuberger Berman Management LLC (“Neuberger”) as subadvisor to the Phoenix Capital Growth, Phoenix Mid-Cap Growth Series and Phoenix Small-Cap Growth Series. Neuberger provides the day-to-day portfolio mgmt for the Series. For implementing certain portfolio transactions and providing other services to the Series, PVA pays a monthly fee to Neuberger based on an annual percentage of the average daily net assets of the Series as follows:

Series	Rate
Phoenix Capital Growth	0.35% on first $250 million 0.325% over $250 million
Phoenix Mid-Cap Growth	0.425% of first $500 million 0.40% over $500 million
Phoenix Small-Cap Growth	0.55% on first $300 million 0.40% over $300 million

Neuberger is located at 605 Third Avenue, 21st Floor, New York, NY 10158-0180. Neuberger and its investment advisory affiliates continue an asset management history that began in 1939. Neuberger Berman, LLC, the parent of Neuberger, is 51% owned by its management and 49% owned by Lehman Brothers Holdings, Inc. As of December 31, 2009, Neuberger and its affiliates had approximately $172,909 million in assets under management.

Compensation of Portfolio Managers of the Subadvisor

The following describes the structures and method of calculating the portfolio managers’ compensation as of December 31, 2009. A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark.

Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers’ compensation packages, including: (i) whether the manager was a partner/principal of Neuberger prior to its initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Neuberger’s portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. Neuberger believes that its portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment. In addition, there are additional stock and option award programs available. Neuberger believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Other Accounts Managed by the Portfolio Managers

The following table provides information as of December 31, 2009 regarding any other accounts managed by the portfolio managers and portfolio management team members for the Series. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual Trusts or other similar accounts.

None of the portfolio managers involved in this account is responsible for managing any accounts with performance based fees at this time.

Phoenix Capital Growth Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Daniel Rosenblatt, John Barker, Daniel Fletcher, Lawrence Fisher	2: $39 Million	0	660: $5,556

Phoenix Mid-Cap Growth Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kenneth J. Turek	3: $1,271 Million	0	24: $575

Phoenix Small-Cap Growth Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Burshtan	2: $235 Million	0	7: $229 Million

Description of any Potential Material Conflicts of interest

With regard to trading, Neuberger does not trade for its own account. As to clients, the firm observes the following practices. In effecting securities transactions for funds managed in a “side-by-side” environment, the Neuberger trading desk “bunches” orders for the same security received at the same time for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Such transactions may include all investment clients, including private, institutional and mutual fund accounts, as well as advisory accounts in which affiliated persons have an interest. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to an account according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by all the accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price. To the best of our knowledge there were no waivers of such practices within the past year.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one funds or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio.

Neuberger has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Ownership of Securities

None of the portfolio managers beneficially own any shares in the Trust.

➢	Virtus Investment Advisers, Inc. (“VIA”) (fka Phoenix Investment Counsel, Inc.)

PVA has engaged VIA as subadvisor to the Phoenix Growth and Income Series and for equity investment management for the Phoenix Strategic Allocation Series. VIA provides the day-to-day portfolio management for the Series. For implementing certain portfolio transactions and providing other services to the Series,

PVA pays a monthly fee to VIA fee based on the average daily net assets of the Series at the following annual rates:

Series	Rate
Phoenix Growth and Income Series	.32%
Phoenix Strategic Allocation Series (equity portion)	1/2 of .23%

Compensation of Portfolio Managers of the Subadvisor

Virtus Investment Partners, Inc. and its affiliated investment management firms, including VIA and Duff & Phelps (collectively “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefit package. Certain investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals may also participate in a Long-Term Incentive Compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with a multi-year vesting, subject to Virtus board approval, and opportunities to defer their compensation and reduce tax implications.

Following is a more detailed description of the compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Incentive bonus pools are based upon individual firm profits and in some instances overall Virtus profitability. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one-, three- and five-year periods. Generally, an individual manager’s participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of these funds/accounts. In certain instances comparison of portfolio risk factors to peer or index risk factors, as well as achievement of qualitative goals, may also be components of the individual payment potential.

The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain a component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Other Accounts Managed by the Portfolio Manager

The following table provides information as of December 31, 2009 regarding any other accounts managed by the VIA portfolio managers named in the prospectus. As noted in the table, the portfolio managers managing the Series may also manage or be members of management teams for other mutual funds or other similar accounts.

Phoenix Growth and Income Series Phoenix Strategic Allocation Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Dickerson	6:$1.23 billion	None	None
Carlton Neel	6:$1.23 billion	None	None

VIA is located at 100 Pearl Street, 9th floor, Hartford, CT 06103. As of December 31, 2009, VIA, together with its affiliates, had approximately $13.3 billion in assets under management or supervision.

➢	Westwood Management Corp. (“Westwood”)

PVA has engaged Westwood as subadvisor to the Phoenix Mid-Cap Value Series and Phoenix Small-Cap Value Series. Westwood provides the day-to-day portfolio management for the Series. For implementing certain portfolio transactions and providing other services to the Series, PVA pays a monthly fee to VIA fee based on the average daily net assets of the Series at the following annual rates:

Series	Rate
Phoenix Mid-Cap Value	0.65% on first $50 million 0.60% on assets $51-100 million 0.55% on assets $101-150 million 0.50% over $150 million
Phoenix Small-Cap Value	0.70% on first $50 million 0.62% thereafter

Compensation of Portfolio Managers of the Subadvisor

Westwood’s compensation package includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. Percentages for each component of compensation are variable.

Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. In determining incentive compensation and annual merit-based salary increases, portfolio managers are evaluated according to a combination of quantitative and qualitative factors.

The analyst and portfolio manager cash bonus pool is determined by the firm’s success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

Other Accounts Managed by the Portfolio Manager

In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. Note that three (3) of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2008.

The Subadvisor also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Subadvisor’s investment strategies. Each of the Subadvisor’s investment strategies is managed by a portfolio team. Weekly research meetings provide a forum where the Subadvisor’s investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current compensation, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team.

Phoenix Mid-Cap Value Series Phoenix Small-Cap Value Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*
Susan M. Byrne	16: $2,204.45	12: $1,165.09	112: $4,703.59
Kellie R. Stark	18: $2,279.67	10: $1,164.03	117: $4,771.55
David S. Spika	16: $2,204.45	7: $1,120.66	105: $4,667.26
Ragen R. Stienke	4: $310.82	4: $446.58	38: $1,808.47
Grant Taber	4: $310.82	4: $498.05	44: $1,939.03

Phoenix Mid-Cap Value Series Phoenix Small-Cap Value Series
Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*
Christopher J. MacDonald	2: $75.22	4: $69.77	17: $236.07
Scott Lawson	15: $2,115.27	10: $857.98	87: $3,001.27
Lisa Dong	14: $1,968.86	10: $857.98	79: $3,092.53
Nancy Price	2: $75.22	5: $68.43	12: $313.36

*	Represents the portion of assets for which the portfolio team has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers and therefore may be duplicated.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, TX 75201. As of December 31, 2009, Westwood had approximately $10.2 billion in assets under management.

Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Westwood’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate Westwood’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). Westwood prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

Description of any Potential Material Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of each Series’ investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the advisor may have in place that could benefit the Trusts and/or such other accounts. The Board of Trustees has adopted on behalf of the Trust policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. The advisors and subadvisors are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Trust’s most recent fiscal year. For the REIT Series there are seldom any material conflicts of interest since portfolio managers generally manage Trusts and other accounts having similar investment strategies.

Ownership of Trust Securities by Portfolio Managers

The members of the portfolio management teams of the Trust do not beneficially own any shares in the Trust.

Subadvisor Compensation

The subadvisors were compensated for the last three calendar years as follows:

Aberdeen Asset Management, Inc.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix-Aberdeen International Series	$1,311,853	$1,549,460.59	$1,674,131

AllianceBernstein L.P.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix Mid-Cap Value Series[x]	$615,634	$783,079.13	$922,697
Phoenix Small-Cap Value Series[x]	$255,630	$436,819.96	$602,710

X	These series were managed by Sanford Bernstein through May 1, 2009.

Duff & Phelps Investment Management Company
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix–Duff & Phelps Real Estate Securities	$326,026	$461,741.05	$229,538

Goodwin Capital Advisers, Inc.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix Multi-Sector Fixed Income Series	$387,273	$440,378	$207,593
Phoenix Multi-Sector Short Term Bond Series	$63,617	$102,116	$37,165
Phoenix Strategic Allocation Series (fixed income portion)	$387,273	$213,828	$112,029

Fred Alger Management, Inc.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix-Alger Small-Cap Growth Series*		$144,357	$260,131

*This	Series was managed by Fred Alger Management, Inc. as of January 7, 2005 through September 15, 2008.

Ibbotson Associates, Inc.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix Dynamic Series: Aggressive Growth	$31,249	$26,041	$37,499
Phoenix Dynamic Series: Growth	$31,249	$26,041	$37,500
Phoenix Dynamic Series: Moderate	$31,249	$26,041	$37,500
Phoenix Dynamic Series: Moderate Growth	$31,249	$26,041	$37,500

Harris Investment Management, Inc.
Series	Compensation for the year ended December 31,
	2008	2007
Phoenix Capital Growth Series*	$718,998	$1,266,672

*	This Series was managed by Harris Investment Management, Inc. as of June 26, 2006 through September 15, 2008.

Morgan Stanley Investment Management Inc.
Series	Compensation for the year ended December 31,
	2009	2008	2007
Phoenix- Comstock Series*	$152,352	$228,770	$357,538
Phoenix-Kampen Equity 500 Index Series**	$60,269	$139,273	$248,581

Neuberger Berman Management LLC
	Compensation for the year ended December 31,
Series	2009	2008	2007
Phoenix Capital Growth Series[x]	$732,788	$220,570	0
Phoenix Mid-Cap Growth Series	$180,113	$269,800	$35,813
Phoenix Small-Cap Growth[x]	$131,381	$45,682	0

[x]	This series is now managed by Neuberger Berger as of September 15, 2008.

Virtus Investment Advisers, Inc.
	Compensation for the year ended December 31,
Series	2009	2008	2007
Phoenix Growth and Income Series	$263,400	$390,320	$220,728
Phoenix Strategic Allocation Series (equity portion)	$367,689	$291,363	$156,184

Standard & Poor’s Investment Advisory Services LLC*
	Compensation for the year ended December 31,
Series	2008	2007
Phoenix–S&P Dynamic Asset Allocation Series: Aggressive Growth [x]	$4,277	$37,500
Phoenix-S&P Dynamic Asset Allocation Series: Growth[x]	$4,277	$37,500
Phoenix-S&P Dynamic Asset Allocation Series: Moderate[x]	$4,277	$37,500
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth[x]	$4,277	$37,500
*	These Series were managed by S&P through March 3, 2008.

The Distributor

The Trust has a distribution agreement (“Distribution Agreement”) with Phoenix Equity Planning Corporation (“PEPCO” or the “Distributor”) in which PEPCO serves as the Distributor for the Trust. PEPCO has a business office located at One American Row, Hartford, CT 06102. The Phoenix Dynamic Series have also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”).

The Trust’s Distribution Agreement with respect to the shares of the Phoenix Dynamic Series (“Distribution Agreement”) was renewed by the Board of Trustees at a Board meeting held on November 17, 2009. The Distribution Agreement will remain in effect from year to year provided the Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a Series and, if applicable, who have no direct or indirect financial interest in the operation of the Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

Pursuant to the Distribution Plan, adopted pursuant to Rule 12b-1 of the 1940 Act, the Trust compensates the Distributor from assets attributable to the shares of the Phoenix Dynamic Series for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the shares of the Phoenix Dynamic Series. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of shares of the Phoenix Dynamic Series. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the Phoenix Dynamic Series.

The Distribution Plan provides that the Trust, on behalf of each Phoenix Dynamic Series, may pay annually up to 0.25% of the average daily net assets of a Phoenix Dynamic Series attributable to its shares in respect to activities primarily intended to result in the sale of shares of the Phoenix Dynamic Series. However, under the Distribution Agreement, payments to the Distributor for activities pursuant to the Distribution Plan is limited to payments at an annual rate equal to 0.25% of average daily net assets of a Phoenix Dynamic Series attributable to its shares. For 2009, the Distributor was paid $241,000. Under the terms of the Distribution Plan and the related Distribution Agreement, each Series is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Phoenix and its affiliates) providing distribution and shareholder servicing with respect to the shares of the Phoenix Dynamic Series for such entities’ fees or expenses incurred or paid in that regard. The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to shares of the Phoenix Dynamic Series regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Distribution Plan’s renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the shares of the Phoenix Dynamic Series; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Phoenix Dynamic Series; (c) holding seminars and sales meetings designed to promote the distribution of shares of the Phoenix Dynamic Series; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Phoenix Dynamic Series investment objectives and policies and other information about the Phoenix Dynamic Series, including the performance of the Series; (3) training sales personnel regarding the shares of the Phoenix Dynamic Series; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares of the Phoenix Dynamic Series.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the shares of the Phoenix Dynamic Series in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust’s Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan or any Rule 12b-1 related agreement. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to shares of a Phoenix Dynamic Series at any time, without penalty, by vote of a majority of the outstanding shares of that Series, or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of shares of any Phoenix Dynamic Series without the approval of shareholders of that Series.

On January 6, 2010 Phoenix announced that it had signed a definitive agreement with Tiptree Financial Partners, LP for it to acquire the Phoenix private placement insurance business, PFG Holdings, Inc., including PEPCO, the principal underwriter and distributor for the Phoenix variable annuity, life insurance, and SEC registered products (“SEC registered products”). The transaction, which is subject to regulatory approvals and other customary closing conditions, is expected to close in the second quarter of 2010. It is expected the PEPCO will be replaced by a Phoenix affiliated broker-dealer, 1851 Securities, Inc., with approval by the Trustees. Phoenix filed a new member application for 1851 Securities, Inc. with the Financial Industry Regulatory Authority on February 26, 2010.

Description of Proxy Voting Policy

The Trust has adopted a Statement of Policy with Respect to Proxy Voting (the “Policy”) stating the Trust’s intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Trust. The Trust has committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Trust must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

The Policy stipulates that the Trust’s investment advisor will vote proxies or delegate such responsibility to a subadvisor, subject to the Board of Trustees’ oversight. The investment manager or subadvisor will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Trust’s Policy. To view the proxy policies and procedures of the investment managers and subadvisors, please refer to Appendix B. Any investment manager or subadvisor may engage a qualified, independent organization to vote proxies on its behalf (a “delegate”). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.

The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

➢ Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

➢	Changes to Capital Structure—dilution or improved accountability associated with such changes.

➢	Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

➢	Social and Corporate Responsibility Issues—the advisor or subadvisor will generally vote against shareholder social and environmental issue proposals.

The Trust and its delegates seek to avoid actual or perceived conflicts of interest of Trust shareholders, on the one hand, and those of the advisor, subadvisor, delegate, principal underwriter, or any affiliated person of the Trust, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each advisor, subadvisor or delegate to notify the President of the Trust of any actual or potential conflict of interest. No advisor, subadvisor or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.

The Policy further imposes certain record keeping and reporting requirements on each advisor, subadvisor or delegate. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, beginning with the period ending June 30, 2009, is available free of charge by calling, toll-free, 800/243-1574, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Custodian

Custodians under the terms of a custodian agreement hold the securities and cash of the Series of the Trust. The custodian is:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

The Trust permits the custodian to deposit some or all of its securities in central depository systems as allowed by Federal law. The Board of Trustees of the Trust has authorized the use of foreign custodians and foreign central depositories if certain conditions are met.

Foreign Custodian

The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian involves considerations that are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, independent registered public accounting firm for the Trust, audits the Trust’s financial statements. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time.

Service Agreements

Under an Administration Agreement, VP Distributors, Inc. (“VPD”) acts as the administrator of the Trust and, as such, is responsible for certain administrative functions and the bookkeeping and pricing functions for the Trust. PNC Global Investment Servicing (U.S.) Inc. (“PNC”) has been retained under a Sub-Administration Agreement by VPD to perform certain administrative and pricing services for the Trust for which VPD pays PNC a fee. While VPD has delegated certain responsibilities to PNC, VPD retains full responsibility for the performance of all duties of the financial agent. For its services as financial agent, VPD receives a fee equal to the sum of (1) the documented cost of Trust accounting and related services provided by PNC plus (2) the documented cost to VPD to provide financial reporting, tax services and oversight of PNC’s performance. VPD was compensated for the last three calendar years as follows:

For the year ended December 31,	Compensation
2007	$2,142,000
2008	$1,761,774
2009	$1,357,000

The fee schedule of PNC ranges from .09% to .07% of the average daily net asset values of the Trust serviced by PNC.

Under a Transfer Agent Agreement, PNC acts as transfer agent to the Trust, and as such, performs certain administrative functions related to recording the purchase and redemption of Trust shares and serving as dividend paying agent. PNC is not compensated by the Trust for these services.

Under a Sub-Transfer Agency Servicing Agreement, the Trust reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2009 is 0.1416% of the Trust’s average daily net assets. The total administrative service fees paid by the Trust for the last three fiscal years follows:

Year Ended December 31,	Fee Paid
2007	$1.7 million
2008	$1.3 million
2009	$1.518 million

Code of Ethics

The Trust and each of its advisors and subadvisors have adopted codes of ethics. The Trust has also adopted a Senior Management Code of Ethics as required by §406 of Sarbanes-Oxley Act of 2002. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the advisors or subadvisors who regularly have access to information about securities purchased for the Trust, to invest in securities for their own accounts. This could include securities that may be purchased by a Series of the Trust. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Trust.

Brokerage Allocation

Subject to the supervision and control of the portfolio managers and the Trustees of the Trust, each Series’ investment manager or subadvisor is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions.

In effecting portfolio transactions for the Trust, the advisors and subadvisors adhere to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent the Trust is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. An advisor or subadvisor may cause a Series to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction, if the advisor or subadvisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Series or to the advisors or subadvisors are considered to be in addition to and not in lieu of services required to be performed by the advisors or subadvisors under their advisory contracts, and research services may benefit both the Series and other clients of the advisors or subadvisors. Conversely, research services provided by brokers to other clients of the advisors or subadvisors may benefit the Series.

The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the advisor’s personnel responsible for the selection of broker-dealers to affect Series portfolio securities transactions from taking into account, in making those decisions, broker-dealer’s promotion or sales efforts, and (ii) the Trust, the advisors and Distributor from entering into any agreement or other understanding under which the Trust’s direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of variable annuity contracts and variable life policies. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

If the securities in which a particular Series of the Trust invests are traded primarily in the over-the-counter market, it is possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Series (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, confidentiality, including trade anonymity, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the advisors or subadvisors in determining the overall reasonableness of brokerage commissions paid by the Trust.

The advisor may use its brokers/ dealer affiliates to buy and sell securities for the Trust, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. For the fiscal years ended December 31, 2008 and 2009 brokerage commissions paid by the Series on portfolio transactions totaled $1,042,642 and $1,093,981 respectively.

Sanford Bernstein	2008
Commissions paid (in millions)	$14,409
Percent of aggregate commissions paid to affiliated brokers	Less than 1%

Morgan Stanley	2008
Commissions paid (in millions)	$62,346
Percent of aggregate commissions paid to affiliated brokers	3%

Lehman Brothers	2008
Commissions paid (in millions)	$23,490
Percent of aggregate commissions paid to affiliated brokers	1%

Fred Alger Management	2008
Commissions paid (in millions)	$23,964
Percent of aggregate commissions paid to affiliated brokers	1%

Sanford Bernstein is an affiliate of AllianceBernstein. Van Kampen is an affiliate of Morgan Stanley. Neuberger Berman is an affiliate of Lehman Brothers.

It may frequently happen that the same security is held in the portfolio of more than one account managed by an advisor (“Managed Account”). Simultaneous transactions are inevitable when several Managed Accounts are managed by the same investment advisor or subadvisor, particularly when the same security is suited for the investment objectives of more than one Managed Account. When two or more Series advised by an advisor or subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the Series in a manner equitable to each Series. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Series is concerned. In other cases, however, it is believed that the ability of the Series to participate in volume transactions will produce better executions for the Series. It is the opinion of the Board of Trustees of the Trust that the desirability of utilizing the advisors and subadvisors as investment advisors of securities owned by the Series outweighs the disadvantages that may be said to exist from simultaneous transactions.

The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders (“bunching procedures”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the advisor or subadvisor, as applicable, shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Series. No advisory account of the advisor or subadvisor, as applicable, is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the advisor or subadvisor, as applicable, in that security on a given business day, with all transaction costs shared pro rata based on the Series’ participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the advisor or subadvisor’s accounts, as applicable, in accordance with the allocation order, and if the order is partially filled, it will generally be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the advisor or subadvisor, as applicable, whose orders are allocated, receive fair and equitable treatment. Some of the subadvisors use different allocation procedures for allocating securities of initial public offerings.

Disclosure of Trust Holdings

The Trustees of the Trust have adopted policies with respect to the disclosure of the Series’ portfolio holdings by the Series, issuing companies or the investment advisors. These policies provide that the Series’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Series’ policies prohibit the advisors and the Series’ other service providers from entering into any agreement to disclose Series portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Series, third parties providing services to the Series (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Series.

Public Disclosures

In accordance with rules established by the SEC, each Series sends semiannual and annual reports to contract and policy owners that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Series also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Series’ annual and semiannual reports are available on our website at www.phoenixwm.com. Additionally, each Series provides its top 10 holdings information on Phoenix’s website as of the end of each quarter, generally within 10 business days of the end of the quarter. This information will be available on the website until full portfolio holdings information becomes publicly available as described above. The Series also provide publicly available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Trusts’ Board of Trustees and/or the Trust’s executive officers, the Series periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Series in their day-to-day operations, as well as public information to certain rating organizations. In addition to the issuing companies, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Trusts.

Non-Public Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Advisor	➢ Phoenix Variable Advisors, Inc.	Daily
Subadvisors

➢   Aberdeen Asset Management Inc.

➢   Duff & Phelps Investment Management Company

➢   Goodwin Capital Advisers, Inc.

➢   Ibbotson Associates, Inc.

➢   Morgan Stanley Investment Management Inc.

➢   Neuberger Berman Management, Inc.

➢   Virtus Investment Advisers, Inc.

➢   Westwood Management Corp.

Daily
Distributor	➢ Phoenix Equity Planning Corporation	Daily
Custodian	➢ Bank of New York Mellon	Daily
Sub-financial Agent	➢ PNC Global Investment Servicing	Daily
Independent Registered Public Accounting Firm	➢ PricewaterhouseCoopers LLP	➢ Annual Reporting Period: within two business days of end of reporting period ➢ Semiannual Reporting Period: within 30 business days of end of reporting period
Typesetting Firm for Financial Reports and Form N-Q	➢ Gcom Solutions	Monthly on first business day following month-end
Printer for Financial Reports	➢ RR Donnelley Financial	Annual and Semiannual Reporting Period: within 45 days after end of reporting period
Proxy Voting Service	➢ Institutional Shareholder Services ➢ Proxy Light	Twice weekly on an ongoing basis

Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Rating Agencies	➢ Lipper Inc. and Morningstar	Quarterly, 60 days after fiscal quarter-end
Portfolio Redistribution Firms	➢ Bloomberg, Standard & Poor’s and Thompson Financial Services	Quarterly, 60 days after fiscal quarter-end

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Series.

There is no guarantee that the Trust’s policies on use and dissemination of holdings information will protect the Series from the potential misuse of holdings by individuals or firms in possession of such information.

Redemption of Shares

The Trust will redeem any shares presented by the shareholder accounts for redemption. The account’s policies on when and whether to buy or redeem Trust shares are described in the contract prospectuses.

At the discretion of the Trustees, the Trust may, to the extent consistent with state and federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. Should payment be made in securities, the shareholder accounts may incur brokerage costs in converting such securities to cash.

The right of redemption may be suspended or the payment date postponed for more than seven days only for any period during which trading on the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted, as determined by the SEC, for any period when an emergency (as defined by rules of the SEC) exists, or during any period when the SEC has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of net asset value after the suspension has been terminated or they will receive payment of the net asset value so determined.

The shareholder accounts may receive more or less than was paid for the shares, depending on the net asset value of the shares at the time they are repurchased or redeemed.

Taxes

The following discussion of the federal tax status of the Series is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company

Each Series is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Series to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year. If a Series: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Series to do, then under the provisions of Subchapter M of the Code the Series should have little or no liability for federal income taxes. In particular, a Series will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Series generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Series must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the Series’ taxable year, (a) at least 50% of the value of the Series’ total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Series may consist of such other securities of any one issuer, and the Series may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Series must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Series and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or parties that contributed in aggregate $250,000 or less in seed money to the Series. The Trust intends that each Series will either qualify for this exception or will make sufficient distributions each year to satisfy the excise tax avoidance requirements.

Section 817(h) Diversification Requirements

Each Series also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Series) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and the 1940 Act, and may affect the securities in which a Series may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Series may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

•	no more than 55% of a Series’ total assets may be represented by any one investment
•	no more than 70% by any two investments
•	no more than 80% by any three investments
•	no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year a Series fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Series fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Series might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Series fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Series would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Series’ investment advisor and subadvisors and each Series intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Series than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Series’ investment advisor and subadvisors might otherwise select.

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by a Series investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Series to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Series’ assets to be invested within various countries is not now known. The Trust intends that each Series will operate so as to qualify for applicable treaty-reduced rates of tax where available.

If a Series acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Series could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Series is timely distributed to its shareholders. The Series would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Series to recognize taxable income or gain without the concurrent receipt of cash. Any Series that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Series in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Series’ investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Series must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

Each Series that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Series elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Series must meet the 90% distribution requirement to qualify as a regulated investment company, a Series may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

A Series’ transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses of the Series. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Series, (2) could require the Series to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Series as a regulated investment company, the Trust seeks to monitor transactions of each Series, seeks to make the appropriate tax elections on behalf of each Series and seeks to make the appropriate entries in each Series’ books and records when the Series acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Series may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts who are indirectly invested in a Series generally are not subject to federal income tax on Series earnings or distributions or on gains realized upon the sale or redemption of Series shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.

Financial Statements

The financial statements and the notes thereto relating to the Trust and the report of PricewaterhouseCoopers LLP with respect thereto for the fiscal year ended December 31, 2009 are contained in the Trust’s annual report and are incorporated herein by reference. The annual and semiannual reports are available by calling Variable Products Operations at 800/541-0171 or writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027. Phoenix, PHL Variable Insurance Company and Phoenix Life and Annuity Company have agreed to send a copy of both the annual report and the semiannual report to shareholders containing the Trust’s financial statements to every contract owner or policy owner having an interest in the accounts.

Appendix A-Description Of Securities Ratings

MOODY’S INVESTORS SERVICE, INC.

Corporate and Municipal Bond Ratings:

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program’s relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1)	Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

2)	Notes allowing for negative coupons, or negative principal.

3)	Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody’s encourages market participants to contact Moody’s Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.

Moody’s applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Loan Ratings

MIG 1/VMIG 1:  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:  This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:  This designation denotes speculative-grade credit quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on Trusts employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR’S

Corporate and Municipal Long-Term Debt Ratings

Long-Term Issuer Credit Ratings

AAA:  An obligor rated ‘AAA’ has EXTREMELY STRONG capacity to meet its financial commitments. ‘AAA’ is the highest Issuer Credit Rating assigned by Standard & Poor’s.

AA:  An obligor rated ‘AA’ has VERY STRONG capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.

A:  An obligor rated ‘A’ has STRONG capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB:  An obligor rated ‘BBB’ has ADEQUATE capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligor rated ‘BB’ is LESS VULNERABLE in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B:  An obligor rated ‘B’ is MORE VULNERABLE to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligor rated ‘CCC’ is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC:  An obligor rated ‘CC’ is CURRENTLY HIGHLY VULNERABLE.

Plus (+) or minus(-) The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is CURRENTLY HIGHLY VULNERABLE to nonpayment. The ‘C’

rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking Trust payments, but that is currently paying.

R:  An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the dependency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D:  An obligor rated ‘SD’ (Selective Default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other 21 issues or classes of obligations in a timely manner. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R.:  An issuer designated N.R. is not rated.

Public Information Ratings

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

Outlooks are not provided for ratings with a ‘pi’ subscript, nor are they subject to potential CreditWatch listings. Ratings with a ‘pi’ subscript generally are not modified with ‘+’ or ‘-’ designations. However, such designations may be assigned when the issuer’s credit rating is constrained by sovereign risk or the credit quality of a parent company or affiliated group.

Short-Term Rating Definitions

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. of a similar action if payments on an obligation are jeopardized.

Appendix B – Investment Management and Subadvisor Proxy Policies and Procedures

Aberdeen U.S. Registered Advisers

Proxy Voting Policies and Procedures

As of February 8, 2010

The following are proxy voting policies and procedures (“Policies and Procedures”) adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”), that are subsidiaries of Aberdeen Asset Management PLC (“AAM”); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, (“Aberdeen US”), Aberdeen Asset Management Asia Limited, a Singapore Corporation (“Aberdeen Singapore”), Aberdeen Asset Management Limited, an Australian Corporation (“Aberdeen AU”), and Aberdeen Asset Management Investment Services Limited, a UK Corporation (“AAMISL”), (collectively referred to herein as “Aberdeen Advisers” and each an “Aberdeen Adviser”) (collectively with AAM, “Aberdeen”). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Each of the Aberdeen Advisers provides advisory resources to certain U.S. clients, including substantive advice on voting proxies for certain equity securities. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) (“Funds” and each a “Fund”), and other U.S. residents as well as non-U.S. registered funds or clients. Each Aberdeen Adviser follows these Policies and Procedures for each of its respective U.S. clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies or to vote in accordance with the client’s proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors or Trustees. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 – Investment Fund Continuous Disclosure.

I. Definitions

A. “Best interest of clients”. Clients’ best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B. “Material conflict of interest”. Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II. General Voting Policies

A. Client’s Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B. Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C. Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D. Individualized. These Policies and Procedures are tailored to suit Aberdeen’s advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients’ directions.

E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below to resolve such conflict.

F. Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients’ custodians are instructed to mail proxy material directly to such clients or the clients’ designees.

2. Limited Value. An Aberdeen Adviser may abstain from voting a client proxy if the Aberdeen Adviser determines that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3. Unjustifiable Costs. An Aberdeen Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6. Special Considerations. Aberdeen’s responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, the Aberdeen Adviser may follow the client’s direction or may request that the client vote the proxy directly.

G. Sources of Information. The Aberdeen Advisers may conduct research internally and/or use the resources of an independent research consultant. The Aberdeen Advisers may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H. Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser may delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of the Aberdeen Advisers’ clients.

I. Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J. Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser’s Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III. Specific Voting Policies

A. General Philosophy.

•	Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

•	Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

•	Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by- case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D. Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E. Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company’s corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV. Proxy Voting Procedures

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A. Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the Global Voting Team based in Scotland (“PA-UK)”. Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge and Institutional Shareholder Services (“ISS”). Each proxy received is matched to the securities to be voted.

B. Material Conflicts of Interest.

1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts (“Analysts”) and senior management of each Aberdeen Adviser have an affirmative duty to disclose any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2. When a material conflict of interest between an Aberdeen Adviser’s interests and its clients’ interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C. Analysts. The proxy administration process is carried out by the PA-UK. The PA-UK ensures that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the PA-UK will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA-UK . The Analyst may consult with the PA-UK as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D. Vote. The following describes the breakdown of responsibilities between the PA-UK and the Corporate Governance Group (“CGG”) in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

The PA-UK is responsible for ensuring that votes for Aberdeen Advisers’ clients are cast in a timely fashion and in accordance with these Policies and Procedures. In addition, the PA-UK is primarily responsible for administering proxy votes for the US and Canadian Funds which are advised or sub-advised by the Aberdeen Advisers.

Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst.

In the event that a material conflict of interest is identified by an Analyst, decisions on how to vote will be referred to the Corporate Governance Group (“CGG”). The CGG includes the Chief Investment Officer, the head of the Socially Responsible Research, and representatives from portfolio management teams. The CGG meets as needed to consider material conflicts of interest or any other items raising unique issues. If the CGG determines that there is no material conflict of interest, the vote recommendation will be forwarded to the PA-UK. If a material conflict of interest is identified, the CGG will follow the conflict of interest procedures set forth in Section IV.B.2., above.

The PA-UK helps facilitate and coordinate proxy voting for U.S. clients of the Aberdeen Advisers. The Aberdeen Advisers have engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. Aberdeen has also engaged ISS, a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, the Aberdeen Advisers may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. In the event of a material conflict of interest, the Aberdeen Advisers will follow the procedures outlined in Section IV.B.2, above.

E. Review. PA-UK are responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V. Documentation, Recordkeeping and Reporting Requirements

A. Documentation.

Each Adviser’s Chief Compliance Officer is responsible for implementing and updating these Policies and Procedures;

The PA-UK is responsible for:

1. Overseeing the proxy voting process;

2. Consulting with portfolio managers/analysts for the relevant portfolio security; and

3. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B. Record Keeping.

1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account will be maintained by either ISS or Proxy Edge, depending on the client account.

A US Fund’s proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund’s proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen Advisers shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients’ votes promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser’s written response to any (written or oral) client request for such records.

3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C. Reporting. The Aberdeen Advisers will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client’s request for more information, the Aberdeen Advisers will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client’s stated requirements, how the client’s proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund’s website no later than August 31 of each year. Upon receipt of a client or securityholder’s request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund’s proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser.

DUFF & PHELPS INVESTMENT MANAGEMENT CO.

PROXY VOTING POLICIES AND PROCEDURES

March 2009

These policies and procedures apply to the voting of proxies by Duff & Phelps Investment Management Co. (“Adviser”) for accounts over which the firm has proxy voting discretion.

SECTION 1. PROXY VOTING GUIDELINES

The fundamental guideline followed by Adviser in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances of the types described below, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Guidelines”). These guidelines are applicable to the voting of domestic and global proxies.

SECTION 2. DUFF & PHELPS INVESTMENT MANAGEMENT CO.

As an integral part of the investment process and where authorized by its clients, Adviser has responsibility for voting proxies, along with interpretation and application of its Proxy Guidelines. Given that certain investment teams are managing monies at different locations, the firm has delegated this activity to a third party, which is described in Section 3. There are a limited number of proxies received by the investment team in Chicago that are voted manually in compliance with the Proxy Guidelines. Records pertaining to manually voted proxies are to be kept with the investment team and be provided to the Duff & Phelps Investment Management Co. (“DPIM”) Compliance Department as requested in order to comply with applicable regulations. The DPIM Compliance Department will also maintain electronic copies of proxy voting information provided by any independent third parties.

SECTION 3. RISKMETRICS GROUP

Adviser has delegated to an independent third party, currently RiskMetrics Group (“RMG”), the responsibility to review proxy proposals and to make voting recommendations on behalf of the firm, in a manner consistent with the Proxy Guidelines.

SECTION 4. APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, investment managers (with the approval of the Investment Team leader) may vote proxies contrary to the recommendations of RMG if it is determined that such action is in the best interests of the clients/beneficiaries. The DPIM Compliance Department will serve as a facilitator for such requests. In the exercise of such discretion, the investment manager may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one investment team and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

Investment personnel for the respective investment team will document the rationale for any proxy voted contrary to the recommendation of RMG. Such information will be kept by the investment team and be available to the DPIM Compliance Department as part of the recordkeeping process.

SECTION 5. CONFLICTS OF INTEREST

Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Adviser may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. Adviser and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Adviser seeks to address such conflicts of interest in various ways, including the following:

I. The delegation of proxy review and vote recommendation functions to a third party.

II. Subject to paragraph III below, if it is determined that a particular proxy vote involves a material conflict of interest between Adviser and a person having an interest in the outcome of that vote, it will follow the vote recommendations of a third party.

III. In the case of proxy votes involving securities issued by VirtusInvestment Partners, Inc. or its affiliates, or involving issues in which the firm has a direct financial interest (such as shareholder approval of a changed mutual fund advisory fees where Adviser is the fund advisor), the Adviser may resolve such issues in several ways (which may vary depending upon the particular situation and the requirements of applicable law), including, without limitation:

•	Following the vote recommendation of a third party.

•	Voting pursuant to client direction.

•	Conduct an analysis of the economic costs and benefits to evaluate the overall financial impact on the matter being considered.

•	Voting pursuant to a “mirror voting” arrangement (under which conflicted shares are voted in the same manner and proportion as non-conflicted shares).

The method selected may vary depending upon the facts and circumstances of each situation and the requirements of applicable law.

SECTION 6. PROXY VOTING RECORDS; CLIENT DISCLOSURES

Adviser will maintain the following records relating to proxy votes cast under these policies and procedures:

I. A copy of these policies and procedures

II. A copy of each proxy statement the firm receives regarding client’s securities

III. A record of each vote cast by the firm on behalf of a client.

IV. A copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

V. A copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The firm may rely on one or more third parties to make and retain the records referred to in items II. and III. above.

The Adviser will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is generally the Adviser’s policy not to disclose its proxy voting records to third parties or special interest groups.

SECTION 7. ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Adviser, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Adviser to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

SECTION 8. CLOSED-END AND OPEN-END MUTUAL FUNDS

Proxies of closed-end and open-end registered management investment companies will be voted subject to any applicable proxy voting guidelines of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

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SECTION 9. OTHER SPECIAL SITUATIONS

Adviser may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which the Adviser has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the Adviser will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the Adviser has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

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Exhibit A

Duff & Phelps Investment Management Co.

PROXY VOTING GUIDELINES

Adopted June 6, 2008

These guidelines supplement the formal Proxy Voting Policies and Procedures of Duff & Phelps Investment Management Co. (“Adviser” or the “firm”) and provide general direction of how the firm will vote on a number of significant and recurring ballot issues. This list is not all inclusive.

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

Adviser generally votes for director nominees in uncontested elections, absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism or other disqualifying factors.

B. Chairman and CEO are the Same Person

Adviser generally votes against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Director Independence

Pending the adoption of more definitive independence requirements by the NYSE and NASDAQ, the firm will evaluate shareholder proposals requesting that the board be comprised of a majority of independent directors on a case-by-case basis and will generally vote against shareholder proposals requesting that the board be comprised of a supermajority of independent directors.

Adviser generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

Pending the adoption of more definitive independence requirements by the NYSE and NASDAQ, the firm will consider a board candidate or member to lack independence if, he or she:

•	is an officer or full-time employee of the company;

•

is a former employee of the company regardless of when he/she may have left the company; provides, or if his or her firm provides, a material level of professional services (e.g., through a consulting or advisory arrangement, whether formalized by a contract or not);

•	has any transactional relationship with the company granted on terms not generally available; is a founder of the company and not a current employee; or

•	has a close family relationship to an executive officer of the company, whether by blood or marriage.

D. Stock Ownership Requirements

Adviser generally votes against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. Term of Office

Adviser generally votes against shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis. Adviser generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

G. Charitable Contributions

Adviser generally votes against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II. Proxy Contests

A. Voting for Director Nominees in Contested Elections

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Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

•	long-term financial performance of the target company relative to its industry;

•	management’s track record;

•	background to the proxy contest;

•	qualifications of director nominees (both slates);

•	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	stock ownership positions.

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case- by-case basis.

III. Auditors

A. Ratifying Auditors

Adviser generally votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company and is not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Adviser, on a case-by-case basis, votes shareholder proposals that seek to restrict the ability of a company’s auditors to provide non-audit services.

Adviser, on a case-by-case basis, votes shareholder proposals that would request a company to periodically change its audit firm.

IV. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

Adviser generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

Adviser, on a case-by-case basis, votes proposals that provide directors may be removed only for cause.

Adviser generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

C. Cumulative Voting

Adviser generally votes against proposals to eliminate cumulative voting. The firm generally votes for proposals to permit cumulative voting.

D. Shareholder Ability to Call Special Meetings

Adviser generally votes for proposals to restrict or prohibit shareholder ability to call special meetings.

E. Shareholder Ability to Act by Written Consent

Adviser generally votes for proposals to restrict or prohibit shareholder ability to take action by written consent.

F. Shareholder Ability to Alter the Size of the Board

Adviser generally votes against proposals limiting management’s ability to alter the size of the board.

V. Tender Offer Defenses

A. Poison Pills

Adviser generally votes against shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Adviser, on a case-by-case basis, votes proposals to ratify a poison pill.

B. Fair Price Provisions

Adviser, on a case-by-case basis, votes on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

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Adviser generally votes for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

Adviser, on a case-by-case basis, votes proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Adviser generally votes on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Unequal Voting Rights

Adviser generally votes against dual class exchange offers.

Adviser generally votes against dual class recapitalizations.

E. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Adviser generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Adviser generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F. Supermajority Shareholder Vote Requirement to Approve Mergers

Adviser generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Adviser generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

G. White Squire Placements

Adviser, on a case-by-case basis, votes shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

VI. Miscellaneous Governance Provisions

A. Confidential Voting

Adviser, on a case-by-case basis, votes proposals requiring confidential voting and independent vote tabulators.

B. Equal Access

Adviser, on a case-by-case basis, votes shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. Bundled Proposals

Adviser, on a case-by-case basis, votes bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, Adviser examines the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, Adviser will vote against the proposals. If the combined effect is positive, Adviser will support such proposals.

D. Shareholder Advisory Committees

Adviser, on a case-by-case basis, votes proposals to establish a shareholder advisory committee.

E. Transact Other Business

Vote against proposals to approve other business when it appears as a voting item.

VII. Capital Structure

A. Common Stock Authorization

Adviser, on a case-by-case basis, votes proposals to increase the number of shares of common stock authorized for issue.

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B. Stock Distributions: Splits and Dividends

Adviser generally votes for management proposals to increase common share authorization for a stock split provided management demonstrates a reasonable basis for the split.

C. Reverse Stock Splits

Adviser generally votes for management proposals to implement a reverse stock split, provided management demonstrates a reasonable basis for the reverse split.

D. Blank Check Preferred Authorization

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Adviser, on a case-by-case basis, votes proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

E. Shareholder Proposals Regarding Blank Check Preferred Stock

Adviser, on a case-by-case basis, votes shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F. Adjust Par Value of Common Stock

Adviser generally votes for management proposals to reduce the par value of common stock.

G. Preemptive Rights

Adviser generally reviews on a case-by-case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. Adviser generally opposes preemptive rights for publicly-held companies with a broad stockholder base.

H. Debt Restructuring

Adviser reviews, on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Adviser will consider the following issues:

Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution be to any future earnings?

Change in Control – Will the transaction result in a change in control of the company?

Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, Adviser approves proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I. Share Repurchase Programs

Adviser generally votes for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. Executive and Director Compensation

Adviser, on a case-by-case basis, votes on executive and director compensation plans. Adviser generally votes for compensation plans if the following criteria are met:

Voting Power Dilution – The sum of new shares authorized plus shares available for grant under all existing plans and options granted, but not yet exercised, does not exceed 15 percent of shares outstanding as of record date. This threshold is increased to 20 percent for companies in the technology, banking, and financial services industries.

Discounts – The exercise price is no less than 100 percent of fair market value at the time of grant.

Repricing – The company has not repriced underwater stock options during the past three years.

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A. OBRA-Related Compensation Proposals

•	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

Adviser generally votes for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants anyone participant may receive to comply with the provisions of Section 162(m) of the Omnibus Reconciliation Act of 1993 (“OBRA”) regarding executive compensation.

•	Amendments to Added Performance-Based Goals
Adviser generally votes for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

•	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Adviser, on a case-by-case basis, votes on amendments to existing plans that would both increase shares reserved AND qualify the plan for favorable tax treatment under the provisions of Section 162(m) of OBRA.

•	Approval of Cash or Cash-and-Stock Bonus Plans

Adviser, on a case-by-case basis, votes proposals relating to cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B. Shareholder Proposals to Limit Executive and Director Pay

Adviser, on a case-by-case basis, votes shareholder proposals that seek additional disclosure of executive and director pay information.

Adviser, on a case-by-case basis, votes other shareholder proposals that seek to limit executive and director pay.

C. Golden and Tin Parachutes

Adviser, on a case-by-case basis, votes shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

D. Employee Stock Ownership Plans (ESOPs) and Other Broad-Based Employee Stock Plans

Adviser generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is “excessive” (i.e., generally greater than ten percent (10%) of outstanding shares).

E. 401(k) Employee Benefit Plans

Adviser generally votes for proposals to implement a 401(k) savings plan for employees.

F. Director Retirement Benefits

Adviser, on a case-by-case basis, votes shareholder proposals requesting companies cease to pay retirement benefits to directors.

G. Stock Option Expensing

Pending the adoption of definitive rules on option expensing by the Financial Accounting Standards Board (FASB), Adviser generally supports shareholder proposals requesting that companies expense options.

IX. State of Incorporation

A. Voting on State Takeover Statutes

Adviser, on a case-by-case basis, votes proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case-by-case basis.

X. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

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Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits; offer price (cost vs. premium);

•	prospects of the combined companies; how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

Adviser generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

Adviser generally votes for changing the corporate name.

H. Adjourn Meeting

Adviser, on a case-by-case basis, votes on proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.

XI. Mutual Funds

A. Election of Trustees

Votes on trustee nominees are evaluated on a case-by-case basis.

B. Investment Advisory Agreement

Votes on investment advisory agreements are evaluated on a case-by-case basis.

C. Fundamental Investment Restrictions

Votes on amendments to a fund’s fundamental investment restrictions and investment policy are evaluated on a case-by- case basis.

D. Distribution Agreements

Votes on distribution agreements are evaluated on a case-by-case basis.

XII. Social and Environmental Issues

Adviser generally supports shareholder social and environmental proposals, and votes such matters, on a case-by-case basis, where the proposal enhances the long-term value of the shareholder.

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Proxy Voting Policies And Procedures

Goodwin Capital Advisers, Inc. (GCA) has adopted, pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940, policies and procedures in an effort to ensure that proxy votes are cast in the best interests of its clients, and that proper documentation is maintained, relating to how proxies were voted. GCA is not currently managing equity holdings, therefore proxy activity is very limited.

Goodwin Capital Advisers will adhere to those pre-determined proxy voting guidelines (the “Guidelines”) which have been adopted by Phoenix Investment Counsel, Inc. and will make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of the investment. The responsibility to review proxy proposals, and make voting recommendations on behalf of GCA, may be delegated to a qualified, non-affiliated, third party vendor, under the Guidelines. Additionally, GCA may vote a proxy contrary to the Guidelines if it is determined that such action is in the best interests of clients.

Conflicts of Interests relating to proxy proposals will be handled in various ways depending on the type and materiality. Generally, where the Guidelines outline GCA’s voting position, as either “for” or “against” such proxy proposal, voting will be in accordance with said Guidelines. Where the Guidelines outline GCA’s voting position to be determined on a “case by case” basis for such proxy proposal, or such proposal is not listed in the Guidelines, then GCA will choose either to vote the proxy in accordance with the voting recommendation of a non-affiliated third-party vendor, or vote the proxy pursuant to client direction. The method selected by GCA will depend upon the facts and circumstances of each situation and the requirements of applicable law.

GCA may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has retained the right to vote the proxy, 2) where GCA deems the cost of voting exceeds any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated, 4) where a proxy is received for a security no longer held (i.e. GCA had previously sold the entire position), and/or 5) where the exercise of voting rights could restrict the ability of the portfolio manager to freely trade the security. Also, the GCA may be unable to vote proxies for any client account that participates in securities lending programs (i.e. mutual funds).

This information is also disclosed to clients, or prospective clients, pursuant to the Brochure Rule, as part of Form ADV, Schedule F.

Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

PHOENIX VARIABLE ADVISORS, INC.

STATEMENT OF POLICY WITH RESPECT TO PROXY VOTING

I. Statement of Policy.

It is the intention of Phoenix Variable Advisers (“PVA”) to vote proxies for portfolio securities in a manner which is reasonably anticipated to further the best economic interests of its clients. Accordingly, PVA shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings.

II. Procedures.

PVA has set up a Proxy Voting Committee to vote any proxies received on behalf of its clients. The Committee consists of representatives from portfolio management, legal and compliance. A record of any votes cast will be maintained by the Compliance Department. In performing its duties hereunder, PVA, or any duly authorized committee, may engage the services of a research and/or voting adviser or agent. Clients will receive reports of their proxy voting records on a quarterly basis.

III. Conflicts of Interest.

PVA will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of PVA with the issuer of each security to determine if PVA or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interests exists, the representative(s) from portfolio management will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies, or to address the voting issue through the objective means of voting consistent with a voting agent.

IV. Voting Guidelines.

A. The PVA may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the Portfolio Holding is indeterminable or insignificant.

B. In analyzing anti-takeover measures, PVA shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators which will be considered include margin analysis, cash flow, and debit levels.

C. In analyzing proxy contests for control, PVA shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

D. In analyzing contested elections, PVA shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. PVA shall also consider the independence of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

E. In analyzing executive compensation proposals, PVA shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

VI. Miscellaneous.

A. This Statement of Policy shall be presented to PVA’s Board of Directors annually for their amendment and/or approval.

February 27, 2009

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services – RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies – Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1. Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a. We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i. At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii. We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f. We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h. We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2. Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3. Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4. Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6. Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8. Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10. Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11. Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C. Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in capital structure.

1. We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2. We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1. Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4. Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6. Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1. We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2. We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3. Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4. Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5. We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7. We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3. Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3. If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

THE PHOENIX EDGE SERIES FUND

STATEMENT OF POLICY WITH RESPECT TO PROXY VOTING

I. Definitions. As used in this Statement of Policy, the following terms shall have the meanings ascribed below:

A. “Advisor” collectively refers to any Advisor and Subadvisor to The Phoenix Edge Series Fund (the “Fund”).

B. “Board of Trustees” refers to the Board of Trustees of The Phoenix Edge Series Fund

C. “Corporate Governance Matters” refers to changes involving the corporate ownership or structure of an issuer whose securities are within a Portfolio Holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions, among other things.

D. “Delegate” refers to the Advisor or Subadvisor to whom responsibility has been delegated to vote proxies for the applicable Portfolio Holding, including any qualified, independent organization engaged by an Advisor or Subadvisor to vote proxies on behalf of such delegated entity.

E. “Fund” shall individually and collectively mean and refer to each of series served by the Board of Trustees of the Fund.

F. “Management Matters” refers to stock option plans and other management compensation issues.

G. “Portfolio Holding” refers to any company or entity whose securities is held within the investment portfolio(s) of one or more of the Funds as of the date a proxy is solicited.

H. “Proxy Contests” refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

I. “Social Issues” refers to social and environmental issues.

J. “Subadvisor” refers to each registered investment advisor that serves as investment subadvisor to one of the series of the Fund.

K. “Subadvisor Procedures” shall have such meaning as described in Article IV, Section C hereof.

L. “Takeover” refers to hostile or “friendly” efforts to effect radical change in the voting control of the board of directors of a company.

II. General Policy. It is the intention of the Fund to exercise stock ownership rights in Portfolio Holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interest in voting proxies and address any such conflict of interest in accordance with this Statement of Policy.

III. Factors to consider when voting.

A. A Delegate may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the Portfolio Holding is indeterminable or insignificant.

B. In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debit levels.

C. In analyzing contested elections, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

D. In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer’s state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or “conditioned” proxy proposals.

Tab 9-1

E. In analyzing executive compensation proposals and management matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

G. A Delegate shall generally vote against shareholder social matters proposals.

IV. Delegation.

A. In the absence of a specific direction to the contrary from the Board of Trustees of the Fund, and in a manner consistent with the guidelines set forth below, the Advisor delegated will be responsible for voting proxies for all Portfolio Holdings in accordance with this Statement of Policy, or for delegating such responsibility as described below.

B. The Advisor delegated with authority to vote proxies for Portfolio Holdings shall be deemed to assume a duty of care to safeguard the best interests of the Fund and its shareholders. No Delegate shall accept direction or inappropriate influence from any other client, director or employee of any affiliated company and shall not cast any vote inconsistent with this Statement of Policy without obtaining the prior approval of the Fund or its duly authorized representative(s).

C. With regard to each Fund for which there is a duly appointed Subadvisor acting pursuant to an investment advisory agreement satisfying the requirements of Section 15(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, the Subadvisor may, pursuant to delegated authority from the Advisor, vote proxies for Portfolio Holdings with regard to the Fund or portion of the assets thereof for which the Subadvisor is responsible. In such case, the Subadvisor shall vote proxies for the Portfolio Holdings in accordance with Articles II, III and V of this Statement of Policy, provided, however, that the Subadvisor may vote proxies in accordance with its own proxy voting policy/procedures (“Subadvisor Procedures”) if the following two conditions are satisfied: (1) the Advisor must have approved the Subadvisor Procedures based upon the Advisor’s determination that the Subadvisor Procedures are reasonably designed to further the best economic interests of the affected Fund shareholders, and (2) the Subadvisor Procedures are reviewed and approved annually by the Board of Trustees. The Subadvisor will promptly notify the Advisor of any material changes to the Subadvisor Procedures. The Advisor will periodically review the votes by the Subadvisor for consistency with this Statement of Policy.

V. Conflicts of Interest.

A. The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for Portfolio Holdings between the interests of Fund shareholders, on one hand, and those of the Advisor, Subadvisor, Delegate, principal underwriter, or any affiliated person of the Fund, on the other hand. The Board of Trustees may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

B. While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Trustees or its delegate(s) may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to Portfolio Holdings: (i) rely on the recommendations of an established, independent third party with qualifications to vote proxies such as Institutional Shareholder Services; (ii) vote pursuant to the recommendation of the proposing Delegate; (iii) abstaining; or (iv) where two or more Delegates provide conflicting requests, vote shares in proportion to the assets under management of the each proposing Delegate.

C. Each Advisor shall promptly notify the President of the Fund once any actual or potential conflict of interest exists and their recommendations for protecting the best interests of Fund’s shareholders. No Advisor shall waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Fund pursuant to section D of this Article.

D. In the event that a determination, authorization or waiver under this Statement of Policy is requested at a time other than a regularly scheduled meeting of the Board of Trustees, the President of the Fund shall be empowered with the power and responsibility to interpret and apply this Statement of Policy and provide a report of his or her determinations at the next following meeting of the Board of Trustees.

VI. Miscellaneous.

A. A copy of the current Statement of Policy with Respect to Proxy Voting and the voting records for each Fund reconciling proxies with Portfolio Holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

Tab 9-2

B. Each Advisor shall present a report of any material deviations from this Statement of Policy at every regularly scheduled meeting of the Board of Trustees and shall provide such other reports as the Board of Trustees may request from time to time. Each Advisor shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to this Statement of Policy at such times and in such format or medium as the Fund or such shareholders shall reasonably request. Each Advisor and each affected Subadvisor shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rules 204-2 and 206(4)-6 under the Investment Advisers Act of 1940. Each Advisor shall gather, collate and present information relating to the its proxy voting activities of those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act of 1940.

C. Certain Funds may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the Advisor and/or Subadvisor will be unable to vote any security that is out on loan to a borrower on a proxy record date.

D. Each Advisor and/or each affected Subadvisor shall pay all costs associated with proxy voting for Portfolio Holdings pursuant to this Statement of Policy and assisting the Fund in providing public notice of the manner in which such proxies were voted.

E. Each Advisor or Subadvisor may delegate its responsibilities hereunder to a proxy committee established from time to time by the Advisor or Subadvisor, as the case may be. In performing its duties hereunder, the Advisor or Subadvisor, or any duly authorized committee, may engage the services of a research and/or voting advisor or agent, the cost of which shall be borne by such entity.

(Amended and Restated November 16, 2009)

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VIRTUS INVESTMENT ADVISERS, INC.

GENERAL POLICIES MANUAL

Effective June 1, 2009

Confidential—Internal Use Only

E. Proxy Voting

General Proxy Voting Policies, Procedures and Guidelines for VIA Portfolio Managers (Assets Directly Managed)

Responsibility: Portfolio Managers directly managing assets for VIA.

Policy (and Procedure): When assets are directly managed by VIA Associates (VIA Portfolio Manager(s)), and VIA has been granted proxy voting discretion, the following policy and procedures apply:

VIA shall in all cases cast proxy votes in the best interest of the clients. Such vote shall be consistent with applicable client policy/instruction, or in the absence of such, the Proxy Voting Policies Procedures and Guidelines described below.

Proxies of closed-end and open-end registered management investment companies will be voted subject to any applicable proxy voting guidelines of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

Absent special circumstances of the types described below, it is the policy of VIA to exercise its proxy voting discretion in accordance with the Proxy Voting Guidelines (the “Guidelines”) contained in the Attachments section to this Manual. VIA may vote a proxy contrary to the Guidelines if it is determined that such action is in the best interests of clients. The Guidelines are applicable to the voting of domestic and foreign proxies. The Guidelines have been adopted to make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of the investment.

The responsibility to review proxy proposals, and make voting recommendations on behalf of VIA, is delegated to a qualified, non-affiliated, third party vendor, (such as but not limited to “ISS / RiskMetrics”) under the Guidelines.

VIA may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, VIA may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. VIA and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Any individual identifying a conflict of interest shall report such immediately to the VIA CCO who will determine a course of action.

Proxy Voting Policy for ERISA Clients

Responsibility: Portfolio Managers directly managing assets for VIA.

Policy (and Procedure): Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with VIA, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of VIA to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

30

Other Special Proxy Voting Situations

The VIA may choose not to vote proxies in certain situations or for certain accounts, such as:

•   When a client has informed the VIA that it wishes to retain the right to vote the proxy (under such situations, VIA will instruct the custodian to send the proxy material directly to the client);

•   When the VIA deems the cost of voting would exceed any anticipated benefit to the client;

•   When a proxy is received for a client account that has been terminated with the VIA;

•   When a proxy is received for a security the VIA no longer manages (i.e., the VIA had previously sold the entire position); and/or

•   When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which the VIA has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the VIA will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the VIA has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Monitoring Proxy Voting by Subadvisers

Responsibility: VIA CCO or his delegate.

Policy: Proxy voting by subadvisers to VIA shall be monitored periodically to ensure that such responsibilities are being carried out effectively.

Procedure: Proxy voting of subadvisers is monitored through the responses provided in the quarterly questionnaires; discussion and review during annual site visits by VIA Compliance; and the annual N-PX process.

Records Related to Proxy Voting

Responsibility: Portfolio Managers directly managing assets for VIA.

Policy: VIA will maintain records relating to any proxy votes they have made for such period of time as is required to comply with applicable laws and regulations. The firm may rely on one or more third parties to make and retain such records (such as ISS / RiskMetrics). All votes shall be in the best interests of the client whose portfolio holds the security being voted.

Procedure: VIA will maintain the following records relating to proxy votes cast under these policies and procedures:

1. A copy of these policies and procedures;

2. A copy of each proxy statement the firm receives regarding client’s securities; and

3. A record of each vote cast by the firm on behalf of a client.

A copy of each written client request for information on how the VIA voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

VIA will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is generally the VIA’s policy not to disclose its proxy voting records to third parties or special interest groups.

Filing Annual Form N-PX

Responsibility: VIA CCO.

Policy: Form N-PX under the Investment Company Act of 1940 requires registered investment companies such as the Funds to file Form N-PX not later than August 31 of each year. Form N-PX is filed annually with the Commission and contains the Funds’ complete proxy voting record for the most recent twelve-month period ended June 30. The Funds also use Form N-PX to inform the Commission that certain of their portfolios do not hold any equity.

Procedure: The VIA CCO shall file the Form N-PX as required by the SEC.

31

WEST WOOD MANAGEMENT CORPORATION

POLICIES AND PROCEDURES FOR PROXY VOTING

Policy

Westwood has engaged Broadridge for proxy voting services and Glass Lewis for proxy research for our clients. Broadridge is a leading provider to the global financial industry for full-service proxy support. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with the recommendations of Glass Lewis, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

Procedures

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

PART C

THE PHOENIX EDGE SERIES FUND

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended Declaration of Trust.

1.	Declaration of Trust of the Registrant establishing The Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

2.	Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

3.	Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund’s borrowing restrictions to California Department’s Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

4.	Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

5.	Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

6.	Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

7.	Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated Bond Series to the Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

8.	Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

9.	Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

10.	Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

11.	Amendment to Declaration of Trust dated May 1, 1998 for scrivener’s error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

12.	Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

13.	Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

14.	Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

15.	Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

16.

Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust NASDAQ-100 Index® Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

17.	Amendment to Declaration of Trust effective September 29, 2000, establishing the Phoenix-Sanford Bernstein Global Value Series and Phoenix-Sanford Bernstein Small-Cap Value Series and changing the name of Phoenix-Schafer Mid-Cap Value Series to Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

18.

Amendment to Declaration of Trust effective May 1, 2001, changing the name of Phoenix-Bankers Trust Dow 30 Series to Phoenix-Deutsche Dow 30 Series, and Phoenix-Bankers Trust NASDAQ-100 Index® Series to Phoenix-Deutsche NASDAQ-100 Index® Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

19.	Amendment to Declaration of Trust effective August 31, 2001 establishing the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Value Series, and changing the name of Phoenix-Janus Equity Income Series to Phoenix-Janus Core Equity Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 33-05033) on April 30, 2003.

20.	Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 033-05033) on March 1, 2002.

21.	Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

22.	Amendment to Declaration of Trust effective May 10, 2002, changing the name of Phoenix-Morgan Stanley Focus Equity Series to Phoenix-Van Kampen Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

23.	Amendment to Declaration of Trust effective August 9, 2002, establishing Phoenix-Kayne Large-Cap Core Series, Phoenix-Kayne Small-Cap Quality Value Series, Phoenix-Lord Abbett Large-Cap Value Series, Phoenix-Lord Abbett Mid-Cap Value Series, Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lazard International Equity Select Series, Phoenix-Lazard Small-Cap Value Series, Phoenix-Lazard U.S. Multi-Cap Series and Phoenix-State Street Research Small-Cap Growth Series and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

24.	Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(b)	Not applicable.

(c)	Not applicable.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreements.

(1)	Amended and Restated Investment Advisory Agreement by and between Registrant and Phoenix Variable Advisors, Inc. dated May 1, 2009 on behalf of Phoenix-Van Kampen Comstock Series and Phoenix-Van Kampen Equity 500 Index Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(2)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated May 1, 2006, on behalf of Phoenix-S&P Dynamic Asset Allocation Series: Moderate, Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth, Phoenix-S&P Dynamic Asset Allocation Series: Growth, and Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006.

a.	First Amendment to Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated March 3, 2008, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

b.	Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated June 22, 2009, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, filed herewith.

(3)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix-Aberdeen International Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(4)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated September 15, 2008, on behalf of Phoenix Capital Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(5)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix-Duff & Phelps Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(6)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(7)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(8)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(9)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Multi-Sector Short Term Bond Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(10)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(11)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated September 15, 2008 on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(12)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated May 1, 2009 on behalf of Phoenix Mid-Cap Value Series and Phoenix Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

2.	Subadvisory Agreements.

(1)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(2)	Subadvisory Agreement between Aberdeen Asset Management Inc. and Phoenix Variable Advisors, Inc. dated August 1, 2007, on behalf of Phoenix-Aberdeen International Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(3)	Subadvisory Agreement between Westwood Management Corp. and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(4)	Subadvisory Agreement between Westwood Management Corp. and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(5)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(6)	Limited Services Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Ibbotson Associates, Inc. dated March 3, 2008, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(7)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated May 1, 2006, on behalf of Phoenix-Van Kampen Comstock Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 33-05033) on April 30, 2007.

(8)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated September 1, 2006, on behalf of the Phoenix-Van Kampen 500 Equity Index Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

a.	Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, dated October 1, 2007, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

b.	Second Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment management Inc., d/b/a Van Kampen, dated December 1, 2008, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(9)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Neuberger Berman Management LLC, dated May 1, 2009, on behalf of the Phoenix Capital Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(10)	Subadvisory Agreement between Duff & Phelps Investment Management Company and Phoenix Variable Advisors, Inc. dated August 1, 2007, covering the Phoenix-Duff & Phelps Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(11)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(12)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Multi-Sector Short Term Bond Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(13)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(14)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Phoenix Investment Counsel, Inc. dated August 1, 2007, covering Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(15)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Phoenix Investment Counsel, Inc. dated August 1, 2007, covering Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(e)	Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation, dated March 31, 2009, filed herewith.

(f)	The Phoenix Edge Series Fund Deferred Compensation Program, effective January 1, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(g)	Custodian Agreement.

1.	Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009, filed herewith.

2.	Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon dated December 14, 2009, filed herewith.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 1, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

2.	Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 18, 2008, filed herewith.

a)	First Amendment to Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 17, 2009, filed herewith.

3.	SPDR Trust, Series 1 Purchasing Fund Agreement, dated May 1, 2006 between State Street Bank and Trust Company, in its capacity as Trustee and on behalf of the SPDR Trust, Series 1 and Phoenix Variable Advisors, Inc. as investment adviser to the Phoenix – S&P Dynamic Asset Allocation Series, a part of The Phoenix Edge Series Fund, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

4.	Amended and Restated Participation Agreement dated March 31, 2009, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation, filed herewith.

5.	Administration Agreement between The Phoenix Edge Series Fund and Phoenix Equity Planning Corporation, to be renamed VP Distributors, Inc., dated December 31, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

6.	2009 Amended and Restated Expense Limitation Agreement between The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., dated April 30, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

7.	Fund of Funds Agreement between Registrant, Phoenix Life Insurance Company and JP Morgan Distribution Services, Inc., effective June 22, 2009, filed herewith.

8.	Participation Agreement among Registrant, The Sentinel Group Funds, Inc., Phoenix Life Insurance Company and Sentinel Financial Services Company, dated June 22, 2009, filed herewith.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of The Phoenix Edge Series Fund, dated April 29, 2010, filed herewith.

(j)	Other Opinions.

1.	Consent of PricewaterhouseCoopers LLP, dated April 29, 2010, filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on February 3, 2006.

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics, filed herewith.

(q)	Powers of Attorney for all Trustees, filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

The following diagram illustrates the Registrant’s place in the organizational structure:

The Phoenix Companies, Inc. (100%) Delaware Phoenix Life Insurance Company (100%) New York

Phoenix Life Separate Account B* (100%) New York

Phoenix Life Separate Account C* (100%) New York

Phoenix Life Separate Account D* (100%) New York

Phoenix Life Variable Accumulation Account* (100%) New York

Phoenix Life Variable Universal life Account* (100%) New York

PM Holdings, Inc. (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account* (100%) Connecticut

PHL Variable Accumulation Account II* (100%) Connecticut

PHL Variable Accumulation Account III* (100%) Connecticut

PHLVIC Variable Universal Life Account* (100%) Connecticut

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account* (100%) Connecticut

The Phoenix Edge Series Fund (0%) Massachusetts business trust

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies, Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (*), all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but not file individual financial statements with the SEC.

Item 30.	Indemnification

The Amended Declaration of Trust dated February 18, 1986, provides that the Fund shall indemnify each of its Trustees and officers against liabilities arising by reason of being or having been a Trustee or officer, except for matters as to which such Trustee or officer shall have been finally adjudicated not to have acted in good faith and except for liabilities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisors and Subadvisors

See in the Prospectus and the Statement of Additional Information for information regarding the business of the advisors and subadvisors.

For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the advisors and subadvisors in the last two years, reference is made to the current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference: Aberdeen Asset Management Inc., SEC File No. 801-49966; Duff & Phelps Investment Management Co., SEC File No. 801-14813; Goodwin Capital Advisers, Inc., SEC File No. 801-8177; Ibbotson Associates, Inc., SEC File No. 801-57505; Morgan Stanley Investment Management Inc., dba Van Kampen, SEC File No. 801-15757; Neuberger Berman Management LLC, SEC File No. 801-8259; Virtus Investment Advisers, Inc., SEC File No. 801-5995; Westwood Management Corp., SEC File No. 801-18727, and Phoenix Variable Advisors, Inc., SEC File No. 801-56484.

Item 32.	Principal Underwriters

1.	Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following registrants:

The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO are as follows:

Name and Principal Address	Positions and Offices with Distributor	Positions and Offices with Registrant
John H. Beers**	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Joseph A. Fillip, Jr.*	Vice President, General Counsel and Assistant Secretary	None

John K. Hillman*	Director, Vice President	None

Kent C. Keim*	Vice President and Treasurer	None

Todd R. Miller*	Vice President, Controller and Chief Financial Officer	None

Susan M. Oberlies*	President, Corporate Counsel, Co-Chief Compliance Officer and Secretary	None

Philip R. Polkinghorn**	Director	President and Trustee

Katherine E. Storck**	Co-Chief Compliance Officer	None
* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. ** The business address of this individual is One American Row, Hartford, CT 06102.

(c)	No commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the following offices:

Secretary of the Fund:	Financial Agent and Transfer Agent:

Kathleen A. McGah, Esq. One American Row Hartford, CT 06103-2899	Phoenix Equity Planning Corporation One American Row P. O. Box 5056 Hartford, CT 06102-5056

PNC Global Investment Servicing 103 Bellevue Parkway Wilmington, DE 19809

Investment Advisor:	Custodian:

Phoenix Variable Advisors, Inc. One American Row P. O. Box 5056 Hartford, CT 06102-5056	The Bank of New York Mellon One Wall Street New York, NY 10286

Investment Subadvisors:

Aberdeen Asset Management, Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103	Morgan Stanley Investment Management Inc., dba Van Kampen 522 Fifth Avenue New York, NY 10036

Duff & Phelps Investment Management Company 200 S. Wacker Drive, Suite 500 Chicago, IL 60606	Neuberger Berman Management, Inc. 605 Third Avenue, 21st Floor New York, NY 10158

Goodwin Capital Advisers, Inc. One American Row P. O. Box 5056 Hartford, CT 06102-5056	Virtus Investment Advisers, Inc. 100 Pearl Street, 9th Floor Hartford, CT 06103

Ibbotson Associates, Inc. 22 W. Washington Street Chicago, IL 60602	Westwood Management Corp. 200 Crescent Court, Suite 1200 Dallas, TX 75201

Item 34.	Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 29th day of April, 2010.

THE PHOENIX EDGE SERIES FUND

By:
Philip K. Polkinghorn* President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 29th day of April, 2010.

Signature	Title

/s/ W. Patrick Bradley	Senior Vice President, Chief Financial Officer, Treasurer and
W. Patrick Bradley	Principal Accounting Officer

Trustee
Frank M. Ellmer*

Trustee
Roger A. Gelfenbien*

Trustee
Eunice S. Groark*

Trustee
John R. Mallin*

Trustee
Hassell H. McClellan*

Trustee and Chairman
Philip R. McLoughlin*

Trustee and President
Philip K. Polkinghorn*

By:	/s/ Kathleen A. McGah

* Kathleen A. McGah, pursuant to Powers of Attorney.

S-1

Exhibit Index

Exhibit (d) 1.(2)(b)	Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated June 22, 2009.

Exhibit (e)	Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated March 31, 2009.

Exhibit (g) 1.	Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009.

Exhibit (g) 2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009.

Exhibit (h) 2.	Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 18, 2008.

Exhibit (h) 2.(a)	First Amendment to Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 17, 2009.

Exhibit (h) 4.	Amended and Restated Participation Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation, dated March 31, 2009.

Exhibit (h) 7.	Fund of Funds Agreement between Registrant, Phoenix Life Insurance Company and JP Morgan Distribution Services, Inc., effective June 22, 2009.

Exhibit (h) 8.	Participation Agreement among Registrant, the Sentinel Group Funds, Inc., Phoenix Life Insurance Company and Sentinel Financial Services Company, dated June 22, 2009.

Exhibit (i) 1.	Opinion and consent of Counsel

Exhibit (j) 1.	Consent of PricewaterhouseCoopers, LLP

Exhibit (q)	Power of Attorney for all Trustees dated March 3, 2010